SEC File Nos.
811-66
2-10758

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549
__________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 95 (X)

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 34 (X)
__________________

AMERICAN BALANCED FUND, INC.
(Exact name of registrant as specified in charter)

P.O. Box 7650, One Market, Steuart Tower, San Francisco, California 94120
(Address of principal executive offices) (Zip Code)

Registrant's Telephone Number, Including Area Code: (415) 421-9360
__________________

Patrick F. Quan
Secretary
American Balanced Fund, Inc.
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120

(Name and address of agent for service)

Copy to:

Michael Glazer
Paul, Hastings, Janofsky & Walker, LLP
515 South Flower Street
Los Angeles, California 90071
__________________

Approximate date of proposed public offering:

[X] It is proposed that this filing will become effective on March 1, 2006 pursuant to paragraph (b) of Rule 485.


[logo - American Funds (r)]

                                         The right choice for the long term/(R)/

American Balanced
Fund/(R)/

 PROSPECTUS

 March 1, 2006

 1    Risk/Return summary
 5    Fees and expenses of the fund
 7    Investment objectives, strategies and risks
11    Management and organization
15    Shareholder information
16    Choosing a share class
18    Purchase and exchange of shares
21    Sales charges
24    Sales charge reductions and waivers
27    Rollovers from retirement plans to IRAs
27    Plans of distribution
28    Other compensation to dealers
29    How to sell shares
31    Distributions and taxes
32    Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


Risk/Return summary

The fund strives to provide you with conservation of capital, current income and long-term growth of both capital and income. The fund invests in a broad range of securities, including stocks and bonds.

The fund is designed for investors seeking current income and capital appreciation through a mix of investments that provide above-average price stability.  Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United
States or abroad.
The prices of and the income generated by securities owned by the fund may also be affected by events specifically involving the companies issuing those securities, by changing interest rates and by changing credit risk assessments.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                       1

                                            American Balanced Fund / Prospectus

HISTORICAL INVESTMENT RESULTS
The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 4 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented. Past results (before and after taxes) are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)
[begin bar chart]

1996  13.16%
1997  21.04
1998  11.13
1999   3.47
2000  15.85
2001   8.19
2002  -6.27
2003  22.82
2004   8.92
2005   3.12

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                     12.76%  (quarter ended June 30, 2003)
LOWEST                     -11.53%  (quarter ended September 30, 2002)

                                       2

American Balanced Fund / Prospectus


Unlike the bar chart on the previous page, the Investment Results table on the following page reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial or contingent deferred sales charges imposed:

 . Class A share results reflect the maximum initial sales charge of 5.75%. This charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.
 . Class B share results reflect the applicable contingent deferred sales charge. For example, results for the one-year period shown reflect a contingent deferred sales charge of 5%. These charges begin to decline one year after purchase and are eliminated six years after purchase.

 . Class C share results for the one-year period shown reflect a contingent deferred sales charge of 1%, which only applies if shares are sold within one year of purchase.

 . Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

Results would be higher if calculated without sales charges. The references above to Class A, B, C or F sales charges also refer to the corresponding Class
529-A, 529-B, 529-C or 529-F sales charges.

The Investment Results table shows the fund's results on both a pretax and after-tax basis, as required by Securities and Exchange Commission rules.
After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. Total returns shown "after taxes on distributions"
reflect the effect of taxes on distributions (for example, dividends or capital gain distributions) by the fund. Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your fund shares at the end of the particular time period and, as a result, reflect the effect of both taxes on distributions by the fund and taxes on any gain or loss realized upon the sale of the shares. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
YOUR ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND LIKELY
WILL DIFFER FROM THE RESULTS SHOWN BELOW. IN ADDITION, AFTER-TAX RETURNS MAY NOT
BE RELEVANT IF YOU HOLD YOUR FUND SHARES THROUGH A TAX-DEFERRED ARRANGEMENT,
SUCH AS A 401(K) PLAN, INDIVIDUAL RETIREMENT ACCOUNT (IRA) OR 529 COLLEGE
SAVINGS PLAN SUCH AS COLLEGEAMERICA./(R)// /

Unlike the Investment Results table on page 4, the Additional Investment Results table on page 9 reflects the fund's results calculated without sales charges.

                                       3

                                            American Balanced Fund / Prospectus

 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005
                                                    1 YEAR  5 YEARS   10 YEARS
-------------------------------------------------------------------------------

 CLASS A -- FROM 7/26/75/1/
 Before taxes                                       -2.82%   5.69%     9.18%
 After taxes on distributions                       -3.54    4.65      7.08
 After taxes on distributions and sale of fund      -1.18    4.40      6.84
shares

                                        1 YEAR  5 YEARS   LIFETIME/2/
----------------------------------------------------------------------

 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                           -2.58%   5.82%       8.60%
----------------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                            1.31     N/A        6.08
----------------------------------------------------------------------
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                            3.10     N/A        6.90
----------------------------------------------------------------------
 CLASS 529-A -- FIRST SOLD 2/15/02
 Before taxes                           -2.88     N/A        5.24
----------------------------------------------------------------------
 CLASS 529-B -- FIRST SOLD 2/15/02
 Before taxes                           -2.80     N/A        5.27
----------------------------------------------------------------------
 CLASS 529-C -- FIRST SOLD 2/19/02
 Before taxes                            1.23     N/A        6.33
----------------------------------------------------------------------
 CLASS 529-E -- FIRST SOLD 3/5/02
 Before taxes                            2.73     N/A        5.79
----------------------------------------------------------------------
 CLASS 529-F -- FIRST SOLD 9/17/02
 Before taxes                            3.15     N/A       10.98

                                          1 YEAR      5 YEARS       10 YEARS
-------------------------------------------------------------------------------

 INDEXES (BEFORE TAXES)
 S&P 500/3/                               4.91%        0.54%         9.07%
 Lehman Brothers Aggregate Bond           2.43         5.87          6.16
Index/4/
 Lipper Balanced Funds Index/5/           5.20         3.51          7.57
-------------------------------------------------------------------------------
 Class A annualized 30-day yield at December 31, 2005: 2.37%/6/
 (For current yield information, please call American FundsLine at
800/325-3590.)

1 July 26, 1975 is the date on which Capital Research and Management Company became the fund's investment adviser.
2 Lifetime results for each share class are measured from the date the share class was first sold.
3 Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
4 Lehman Brothers Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
5 Lipper Balanced Funds Index is an equally weighted index of funds that seek to conserve principal by maintaining a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
6 Reflects a fee waiver (2.35% without the waiver) as described in the Annual
 Fund Operating Expenses table under "Fees and expenses of the fund."

                                       4

American Balanced Fund / Prospectus


Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                        CLASS A/1/  CLASS B/1/  CLASS C/1/  CLASS 529-E/2/   CLASS F/1,3/
--------------------------------------------------------------------------------------------

 Maximum initial sales
 charge on purchases    5.75%/4/       none        none          none             none
 (as a percentage of
 offering price)
--------------------------------------------------------------------------------------------
 Maximum sales charge      none        none        none          none             none
 on reinvested
 dividends
--------------------------------------------------------------------------------------------
 Maximum contingent      none/5/    5.00%/6/    1.00%/7/         none             none
 deferred sales charge
--------------------------------------------------------------------------------------------
 Redemption or             none        none        none          none             none
 exchange fees

1 Includes a version of this class offered through CollegeAmerica.
 CollegeAmerica accounts are subject to a $10 account setup fee and an annual
 $10 account maintenance fee, which are not reflected in this table.
2 Class 529-E shares are available only through CollegeAmerica to employer-sponsored plans. CollegeAmerica accounts are subject to a $10 account setup fee and an annual $10 account maintenance fee, which are not reflected in this table.
3 Class F and 529-F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.
4 The initial sales charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.
5 A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge.
6 The contingent deferred sales charge is reduced one year after purchase and eliminated six years after purchase.
7 The contingent deferred sales charge is eliminated one year after purchase.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                    CLASS A  CLASS B  CLASS C  CLASS F
-------------------------------------------------------------------------------

 Management fees/8/                  0.24%    0.24%    0.24%    0.24%
-------------------------------------------------------------------------------
 Distribution and/or service         0.25     1.00     1.00     0.25
 (12b-1) fees/9/
-------------------------------------------------------------------------------
 Other expenses/10/                  0.12     0.12     0.18     0.14
-------------------------------------------------------------------------------
 Total annual fund operating         0.61     1.36     1.42     0.63
 expenses/8/

                                     CLASS    CLASS    CLASS    CLASS    CLASS
                                     529-A    529-B    529-C    529-E    529-F
-------------------------------------------------------------------------------
 Management fees/8/                  0.24%    0.24%    0.24%    0.24%    0.24%
-------------------------------------------------------------------------------
 Distribution and/or service         0.18     1.00     1.00     0.50     0.08
 (12b-1) fees/11/
-------------------------------------------------------------------------------
 Other expenses/10,12/               0.25     0.27     0.26     0.25     0.25
-------------------------------------------------------------------------------
 Total annual fund operating         0.67     1.51     1.50     0.99     0.57
 expenses/8/

8 The fund's investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and is expected to continue at this level until further review. Total annual fund operating expenses do not reflect any waiver. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the
 Financial Highlights table and the audited financial statements in the fund's annual report.
9 Class A and F 12b-1 fees may not exceed .25% and .50%, respectively, of each class' average net assets annually. Class B and C 12b-1 fees are up to 1.00% of each class' average net assets annually.
10 Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically ranges from $3 to $19 per account.
11 Class 529-A and 529-F 12b-1 fees may not exceed .50% of each class' average net assets annually. Class 529-B and 529-C 12b-1 fees are up to 1.00% of each class' average net assets annually. Class 529-E 12b-1 fees may not exceed .75%
 of the class' average net assets annually.
12 Includes .10% paid to the Virginia College Savings Plan/SM/ for administrative services it provides in overseeing CollegeAmerica.

                                       5

                                            American Balanced Fund / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                           1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------------------

 Class A/1/                                 $634    $759    $  896     $1,293
-------------------------------------------------------------------------------
 Class B -- assuming redemption/2/           638     831       945      1,429
-------------------------------------------------------------------------------
 Class B -- assuming no redemption/3/        138     431       745      1,429
-------------------------------------------------------------------------------
 Class C -- assuming redemption/4/           245     449       776      1,702
-------------------------------------------------------------------------------
 Class C -- assuming no redemption           145     449       776      1,702
-------------------------------------------------------------------------------
 Class F -- excludes intermediary fees/5/     64     202       351        786
-------------------------------------------------------------------------------
 Class 529-A/1,6/                            659     817       985      1,467
-------------------------------------------------------------------------------
 Class 529-B -- assuming                     673     916     1,081      1,676
redemption/2,6/
-------------------------------------------------------------------------------
 Class 529-B -- assuming no                  173     516       881      1,676
redemption/3,6/
-------------------------------------------------------------------------------
 Class 529-C -- assuming                     272     513       876      1,890
redemption/4,6/
-------------------------------------------------------------------------------
 Class 529-C -- assuming no redemption/6/    172     513       876      1,890
-------------------------------------------------------------------------------
 Class 529-E/6/                              121     354       605      1,316
-------------------------------------------------------------------------------
 Class 529-F -- excludes intermediary         78     222       377        820
fees/5,6/

1 Reflects the maximum initial sales charge in the first year.
2 Reflects applicable contingent deferred sales charges through year six and
 Class A or 529-A expenses for years nine and 10 because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
3 Reflects Class A or 529-A expenses for years nine and 10 because Class B and
 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
4 Reflects a contingent deferred sales charge in the first year.
5 Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from .75% to 1.50% of assets annually depending on the services offered.
6 Reflects an initial $10 account setup fee and an annual $10 CollegeAmerica account maintenance fee.

                                       6

American Balanced Fund / Prospectus


Investment objectives, strategies and risks

The investment objectives of the fund are: (1) conservation of capital, (2)
current income and (3) long-term growth of capital and income. The fund approaches the management of its investments as if they constituted the complete investment program of the prudent investor. The fund invests in a broad range of securities, including stocks and bonds (rated Baa or better by Moody's Investors
Service, Inc. or BBB or better by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). The fund also invests in securities issued and guaranteed by the U.S. government. Normally, the fund will maintain at least 50% of the value of its assets in common stocks and at least 25% of the value of its assets in debt securities, including money market securities.
The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

Securities held by the fund may also be affected by changing interest rates, and by changes in effective maturities and credit ratings. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.
The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices; conversely, it could reduce the magnitude of the fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.

                                       7

                                            American Balanced Fund / Prospectus

Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

OTHER IMPORTANT INVESTMENT PRACTICES

In addition to the principal investment strategies described above, the fund has other investment practices that are described in this prospectus and in the statement of additional information.
The fund may invest up to 10% of its assets in securities of issuers domiciled outside the United States. In determining the domicile of an issuer, Capital
Research and Management Company will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital
International, and may also take into account such factors as where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations. Investments outside the United States may be subject to certain risks. For example, the prices of non-U.S. securities can decline in response to currency fluctuations or economic, political or social instability.

                                       8

American Balanced Fund / Prospectus


ADDITIONAL INVESTMENT RESULTS
Unlike the Investment Results table on page 4, the table below reflects the fund's results calculated without sales charges.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005

                                                    1 YEAR  5 YEARS   10 YEARS

 CLASS A -- FROM 7/26/75/1/
 Before taxes                                       3.12%    6.94%     9.82%
 After taxes on distributions                       2.36     5.89      7.71
 After taxes on distributions and sale of fund      2.72     5.49      7.42
shares

                                       1 YEAR  5 YEARS   LIFETIME/2/

 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                          2.37%    6.13%       8.71%
---------------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                          2.30      N/A        6.08
---------------------------------------------------------------------
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                          3.10      N/A        6.90
---------------------------------------------------------------------
 CLASS 529-A -- FIRST SOLD 2/15/02
 Before taxes                          3.06      N/A        6.87
---------------------------------------------------------------------
 CLASS 529-B -- FIRST SOLD 2/15/02
 Before taxes                          2.15      N/A        5.93
---------------------------------------------------------------------
 CLASS 529-C -- FIRST SOLD 2/19/02
 Before taxes                          2.22      N/A        6.33
---------------------------------------------------------------------
 CLASS 529-E -- FIRST SOLD 3/5/02
 Before taxes                          2.73      N/A        5.79
---------------------------------------------------------------------
 CLASS 529-F -- FIRST SOLD 9/17/02
 Before taxes                          3.15      N/A       10.98

                                  1 YEAR         5 YEARS          10 YEARS

 INDEXES (BEFORE TAXES)
 S&P 500/3/                        4.91%          0.54%             9.07%
 Lehman Brothers Aggregate         2.43           5.87              6.16
Bond Index/4/
 Lipper Balanced Funds             5.20           3.51              7.57
Index/5/
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2005: 2.20%/6/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

1 July 26, 1975 is the date on which Capital Research and Management Company became the fund's investment adviser.
2 Lifetime results for each share class are measured from the date the share class was first sold.
3 Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
4 Lehman Brothers Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
5 Lipper Balanced Funds Index is an equally weighted index of funds that seek to conserve principal by maintaining a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
6 The distribution rate is based on actual distributions paid to shareholders over a 12-month period. Capital gain distributions, if any, are added back to the net asset value to determine the rate.

                                       9

                                            American Balanced Fund / Prospectus

INVESTMENT MIX BY SECURITY TYPE AS OF DECEMBER 31, 2005

[pie chart]
Common stocks                                        67%
Fixed-income securities                              29%
Short-term securities & other assets less liabilities 4%
[end pie chart]

 FIVE LARGEST SECTORS IN COMMON STOCK HOLDINGS AS OF DECEMBER 31, 2005

                                                  PERCENT OF NET ASSETS
--------------------------------------------------------------------------

 Financials                                               11.4%
--------------------------------------------------------------------------
 Information technology                                   11.2
--------------------------------------------------------------------------
 Health care                                               8.5
--------------------------------------------------------------------------
 Industrials                                               8.4
--------------------------------------------------------------------------
 Consumer discretionary                                    6.6

 TEN LARGEST COMMON STOCK HOLDINGS AS OF DECEMBER 31, 2005

                                              PERCENT OF NET ASSETS
--------------------------------------------------------------------

 Exxon Mobil                                          1.7%
--------------------------------------------------------------------
 Microsoft                                            1.7
--------------------------------------------------------------------
 Altria Group                                         1.6
--------------------------------------------------------------------
 Wal-Mart Stores                                      1.6
--------------------------------------------------------------------
 Citigroup                                            1.6
--------------------------------------------------------------------
 IBM                                                  1.5
--------------------------------------------------------------------
 General Electric                                     1.4
--------------------------------------------------------------------
 Royal Dutch Shell                                    1.3
--------------------------------------------------------------------
 Berkshire Hathaway                                   1.3
--------------------------------------------------------------------
 BellSouth                                            1.2

 BOND HOLDINGS BY QUALITY CATEGORY AS OF DECEMBER 31, 2005
 See the appendix in the statement of additional information for a description of quality categories.
                                              PERCENT OF NET ASSETS
-------------------------------------------------------------------------------

 U.S. government/*/                                     6.6%
-------------------------------------------------------------------------------
 Federal agencies                                       3.2
-------------------------------------------------------------------------------
 AAA/Aaa                                                7.4
-------------------------------------------------------------------------------
 AA/Aa                                                  1.4
-------------------------------------------------------------------------------
 A                                                      4.5
-------------------------------------------------------------------------------
 BBB/Baa                                                5.6
-------------------------------------------------------------------------------
 BB/Ba or below/+/                                      0.4

* These securities are guaranteed by the full faith and credit of the U.S.
 government.
+ Represents bonds whose quality ratings were downgraded while held by the fund.

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com.

                                       10

American Balanced Fund / Prospectus


Management and organization

INVESTMENT ADVISER
Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 135 South State
College Boulevard, Brea, California 92821. Capital Research and Management
Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of directors is contained in the fund's annual report to shareholders for the fiscal year ended December 31, 2005.

EXECUTION OF PORTFOLIO TRANSACTIONS
The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution for the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. For example, with respect to equity transactions, the fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions. However, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser.

PORTFOLIO HOLDINGS
Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the lower portion of the fund's details page on the website. A list of the fund's top 10 equity holdings updated as of each month-end is generally posted to this page within 14 days after the end of the applicable

                                       11

                                            American Balanced Fund / Prospectus

month. A link to the fund's complete list of publicly disclosed portfolio holdings updated as of each calendar quarter-end is generally posted to this page within 45 days after the end of the applicable quarter. Both lists remain available on the website until new information for the next month or quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital
Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of Capital Research and Management Company's investment committee.

                                       12

American Balanced Fund / Prospectus


The primary individual portfolio counselors for American Balanced Fund are:

                                           PRIMARY TITLE WITH      PORTFOLIO
                           PORTFOLIO       INVESTMENT ADVISER      COUNSELOR'S
 PORTFOLIO COUNSELOR/      COUNSELOR       (OR AFFILIATE)          ROLE IN
 FUND TITLE                EXPERIENCE      AND INVESTMENT          MANAGEMENT
 (IF APPLICABLE)          IN THIS FUND     EXPERIENCE              OF THE FUND
------------------------------------------------------------------------------------------

 ROBERT G. O'DONNELL        20 years       Senior Vice President   Serves as an equity
 Vice Chairman of                          and Director, Capital   portfolio counselor
 the Board                                 Research and
                                           Management Company

                                           Investment
                                           professional for 34
                                           years in total; 31
                                           years with Capital
                                           Research and
                                           Management Company or
                                           affiliate
------------------------------------------------------------------------------------------
 GREGORY D. JOHNSON         3 years        Senior Vice             Serves as an equity
 President                                 President, Capital      portfolio counselor
                                           Research Company

                                           Investment
                                           professional for 12
                                           years, all with
                                           Capital Research and
                                           Management Company or
                                           affiliate
------------------------------------------------------------------------------------------
 HILDA L. APPLBAUM          7 years        Senior Vice             Serves as an equity/
 Senior Vice President                     President, Capital      fixed-income portfolio
                                           Research Company        counselor

                                           Investment
                                           professional for 19
                                           years in total; 11
                                           years with Capital
                                           Research and
                                           Management Company or
                                           affiliate
------------------------------------------------------------------------------------------
JOHN H. SMET               9 years        Senior Vice             Serves as a
 Senior Vice President                     President, Capital      fixed-income portfolio
                                           Research and            counselor
                                           Management Company

                                           Investment
                                           professional for 24
                                           years in total; 23
                                           years with Capital
                                           Research and
                                           Management Company or
                                           affiliate
------------------------------------------------------------------------------------------
 ALAN N. BERRO          Less than 1 year   Senior Vice             Serves as an equity
                                           President, Capital      portfolio counselor
                                           Research Company

                                           Investment
                                           professional for 20
                                           years in total; 15
                                           years with Capital
                                           Research and
                                           Management Company or
                                           affiliate
 ------------------------------------------------------------------------------------------
 JAMES R. MULALLY       Less than 1 year   Senior Vice             Serves as a
                                           President, Capital      fixed-income portfolio
                                           International Limited   counselor

                                           Investment
                                           professional for 30
                                           years in total; 26
                                           years with Capital
                                           Research and
                                           Management Company or
                                           affiliate
------------------------------------------------------------------------------------------
 DINA N. PERRY          Less than 1 year   Senior Vice             Serves as an equity
                                           President, Capital      portfolio counselor
                                           Research and
                                           Management Company

                                           Investment
                                           professional for 28
                                           years in total; 14
                                           years with Capital
                                           Research and
                                           Management Company or
                                           affiliate
------------------------------------------------------------------------------------------

                                       13

                                            American Balanced Fund / Prospectus

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

                                       14

American Balanced Fund / Prospectus


Shareholder information

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service
Company has four service centers across the country.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-Free from anywhere in the United States
(8 a.m. to 8 p.m. ET): 800/421-0180
Access the American Funds website : americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
service center     service center      service center         service center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4352   Fax: 317/735-6636      Fax: 757/670-4761
Fax: 714/671-7133

A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S
STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN
FUNDS SHAREHOLDERS ENTITLED WELCOME. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO
THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES
SPECIFICALLY RELATING TO THEIR COLLEGEAMERICA ACCOUNT(S). These documents are available by writing or calling American Funds Service Company. Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you depending on your investment dealer. Please see your financial adviser or investment dealer for more information.

                                       15

                                            American Balanced Fund / Prospectus

Choosing a share class

The fund offers different classes of shares through this prospectus. Class A, B,
C and F shares may be purchased through various investment programs or accounts, including certain types of retirement plans (see limitations below). The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Investors residing in any state may purchase Class 529-A, 529-B, 529-C, 529-E and 529-F shares through an account established with CollegeAmerica. Class
529-A, 529-B, 529-C and 529-F shares are structured similarly to the corresponding Class A, B, C and F shares. For example, the same initial sales charges apply to Class 529-A shares as to Class A shares. Class 529-E shares are available only to investors participating in CollegeAmerica through an eligible employer plan.

Each share class represents investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. WHEN YOU PURCHASE SHARES OF THE
FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE
MADE IN CLASS A SHARES OR, IN THE CASE OF A COLLEGEAMERICA INVESTMENT, CLASS
529-A SHARES.

Factors you should consider in choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class
 529-B or 529-C shares to cover higher education expenses);

.. availability of share classes:
 -- Class B and C shares are not available to retirement plans that do not currently invest in such shares and are eligible to invest in Class R shares, including employer-sponsored retirement plans such as defined benefit plans,
   401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit-sharing plans; and

 -- Class F and 529-F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH
YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F
SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F
SHARES.

                                       16

American Balanced Fund / Prospectus


 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES

 CLASS A SHARES

 Initial sales charge    up to 5.75% (reduced for purchases of $25,000 or more
                         and eliminated for purchases of $1 million or more)
 Contingent deferred     none (except that a charge of 1.00% applies to certain
 sales charge            redemptions made within one year following purchases
                         of $1 million or more without an initial sales charge)
 12b-1 fees              up to .25% annually (for 529-A shares, may not exceed
                         .50% annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses
 Purchase maximum        none
 Conversion              none

 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00%, declining to 0% six years after
 sales charge            purchase
 12b-1 fees              up to 1.00% annually
 Dividends               generally lower than A and F shares due to higher
                         12b-1 fees and other expenses, but higher than C
                         shares due to lower other expenses
 Purchase maximum        see the discussion regarding purchase minimums and
                         maximums in "Purchase and exchange of shares"
 Conversion              automatic conversion to A or 529-A shares after eight
                         years, reducing future annual expenses

 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after
 sales charge            purchase
 12b-1 fees              up to 1.00% annually
 Dividends               generally lower than other classes due to higher 12b-1
                         fees and other expenses
 Purchase maximum        see the discussion regarding purchase minimums and
                         maximums in "Purchase and exchange of shares"
 Conversion              automatic conversion to F shares after 10 years,
                         reducing future annual expenses (529-C shares will not
                         convert to 529-F shares)

 CLASS 529-E SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently up to .50% annually (may not exceed .75%
                         annually)
 Dividends               generally higher than 529-B and 529-C shares due to
                         lower 12b-1 fees, but lower than 529-A and 529-F
                         shares due to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none

 CLASS F SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently up to .25% annually (may not exceed .50%
                         annually)
 Dividends               generally higher than B and C shares due to lower
                         12b-1 fees, but lower than A shares due to higher
                         other expenses
 Purchase maximum        none
 Conversion              none

                                       17

                                            American Balanced Fund / Prospectus

Purchase and exchange of shares
THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS
DISTRIBUTORS, THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW TO OBTAIN CERTAIN
PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON YOUR BEHALF IN
ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE
INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE
TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY OTHER PERSON(S)
AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY
CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO
CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY
LAW.

PURCHASE OF CLASS A, B AND C SHARES

You may generally open an account and purchase Class A, B and C shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund's distributor and through certain registered investment advisers. These dealers and advisers typically charge ongoing fees for services they provide.

PURCHASE OF CLASS 529 SHARES

Class 529 shares may be purchased only through a CollegeAmerica account. You may open a CollegeAmerica account and purchase 529 shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell a CollegeAmerica account. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating in
CollegeAmerica through an eligible employer plan.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other
American Funds without a sales charge. Class A, C or F shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C
OR F SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF
UNIFORM GIFTS TO MINORS ACT OR

                                       18

American Balanced Fund / Prospectus


UNIFORM TRANSFER TO MINORS ACT CUSTODIAL ACCOUNTS, MAY RESULT IN SIGNIFICANT
LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN THE COLLEGEAMERICA PROGRAM
DESCRIPTION. PLEASE CONSULT YOUR FINANCIAL ADVISER BEFORE MAKING SUCH AN
EXCHANGE.

Exchanges of shares from American Funds money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class
B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" for information regarding electronic exchanges.

FREQUENT TRADING OF FUND SHARES
The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, resulting in dilution of the value of the shares held by long-term shareholders.

The fund's board of directors has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. Under the fund's "purchase blocking policy," any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from the fund will be precluded from investing in the fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. This prohibition will not apply to redemptions by shareholders whose shares are held on the books of third-party intermediaries that have not adopted procedures to implement this policy. American Funds Service Company will work with intermediaries to develop such procedures or other procedures that
American Funds Service Company determines are reasonably designed to achieve the objective of the purchase blocking policy. At the time the intermediaries adopt these procedures, shareholders whose accounts are on the books of such intermediaries will be subject to this purchase blocking policy or another frequent trading policy that achieves the objective of the purchase blocking policy. There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:
systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the

                                       19

                                            American Balanced Fund / Prospectus

transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions. The statement of additional information contains more information about how American
Funds Service Company may address other potentially abusive trading activity in the American Funds.

PURCHASE MINIMUMS AND MAXIMUMS

 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES/1/
-------------------------------------------------------------------------------

 To establish an account (including retirement plan and              $    250/2/
 CollegeAmerica accounts)
    For a payroll deduction retirement plan account, payroll
    deduction                                                              25
    savings plan account or employer-sponsored CollegeAmerica
    account
 To add to an account                                                      50
    For a payroll deduction retirement plan account, payroll
    deduction                                                              25
    savings plan account or employer-sponsored CollegeAmerica
    account
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM PER TRANSACTION FOR CLASS B SHARES                   50,000
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM PER TRANSACTION FOR CLASS C SHARES                  500,000

1 Purchase minimums may be waived in certain cases. Please see the statement of additional information for details.
2 For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

Due to the current maximum contribution limit for a CollegeAmerica account, the effective purchase maximums for Class 529-A, 529-C, 529-E and 529-F shares are each $250,000. See the CollegeAmerica Program Description for more information.

If you have significant American Funds or American Legacy/(R)/ holdings, you may not be eligible to invest in Class B or C shares (or their corresponding 529 share classes). Specifically, you may not purchase Class B or 529-B shares if you are eligible to purchase Class A or 529-A shares at the $100,000 or higher sales charge discount rate, and you may not purchase Class C or 529-C shares if you are eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e., at net asset value). See "Sales charge reductions and waivers" below and the statement of additional information for more information regarding sales charge discounts.

VALUING SHARES
The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available

                                       20

American Balanced Fund / Prospectus


or are not considered reliable. Use of these procedures is intended to result in more appropriate net asset values.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

CONVERSION

You may convert your fund holdings in a particular share class to a different share class. Please see the statement of additional information for details and limitations.

Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                                       SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------

 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none      see below
 investments described below
------------------------------------------------------------------------------

                                       21

                                            American Balanced Fund / Prospectus

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

EXCEPT AS PROVIDED BELOW, INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE
MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD
WITHIN ONE YEAR OF PURCHASE. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:
.. investments in Class A shares made by endowments or foundations with $50 million or more in assets;

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" below for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).
A transfer from the Virginia Prepaid Education Program/SM/ or the Virginia
Education Savings Trust/SM/ to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies.
Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans not currently invested in Class A shares and wishing to invest without a sales charge are not eligible to purchase Class
 A shares. Such plans may invest only in Class R shares, which are described in more detail in the fund's retirement plan prospectus.

                                       22

American Balanced Fund / Prospectus


 Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not currently invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.
 Employer-sponsored retirement plans not currently invested in Class A shares, or that are currently investing in Class A shares with a sales charge, are not eligible to establish a statement of intention that qualifies them to purchase
 Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions and waivers."

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

CLASS B AND C SHARES

Class B and C shares are sold without any initial sales charge. American Funds
Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES

YEAR OF REDEMPTION:                1    2    3    4    5    6     7+
----------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE:  5%   4%   4%   3%   2%   1%    0%

For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase.

Any contingent deferred sales charge paid by you on investments in Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See
"Contingent deferred sales charge waivers" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of

                                       23

                                            American Balanced Fund / Prospectus

determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

AUTOMATIC CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

CLASS 529-E AND CLASS F SHARES

Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

Sales charge reductions and waivers

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds. To have your Class A, B or C contingent deferred sales charge waived, you must let your adviser or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, you and your
"immediate family" (your spouse -- or equivalent if recognized under local law
-- and your children under the age of 21) may combine all of your American Funds and American Legacy investments to

                                       24

American Balanced Fund / Prospectus


reduce your Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s)
 and/or certain other accounts, such as:
 . trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is (are) deceased);

 . solely controlled business accounts; and

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION
 You may take into account your accumulated holdings in all share classes of the
 American Funds to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (excluding capital appreciation) less any withdrawals. Please see the statement of additional information for details. You should retain any records necessary to substantiate the historical amounts you have invested.

 In addition, you may also take into account the current value of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies to determine your Class A sales charge. If you make a gift of shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your
 American Funds and American Legacy accounts.

 STATEMENT OF INTENTION
 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all American Funds non-money market fund purchases of all share classes you intend to make over a
 13-month period, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to determine the applicable sales charge; however, investments made under a right of reinvestment, appreciation of your investment, and reinvested dividends and capital gains do not apply toward these combined purchases. At your

                                       25

                                            American Balanced Fund / Prospectus

 request, purchases made during the previous 90 days may be included. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention.
 See "Sales charges" above for more information.

RIGHT OF REINVESTMENT

Please see "How to sell shares" below for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

.. for 529 share classes only, redemptions due to a beneficiary's death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

.. redemptions due to the complete termination of a trust upon the death of the trustor/ grantor or beneficiary, but only if such termination is specifically provided for in the trust document;

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for more information about waivers regarding these types of transactions):

 -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

 -- if you have established a systematic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

YOU MAY OBTAIN MORE INFORMATION ABOUT SALES CHARGE REDUCTIONS AND WAIVERS
THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

                                       26

American Balanced Fund / Prospectus


Rollovers from retirement plans to IRAs
Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to
Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet all of the following three requirements:

 -- the retirement plan from which assets are being rolled over is part of an
   American Funds proprietary retirement plan program (such as PlanPremier,/(R)/
   Recordkeeper Direct/(R)/ or Recordkeeper Connect/(R)/) or is a plan whose participant subaccounts are serviced by American Funds Service Company;

 -- the plan's assets were invested in American Funds at the time of distribution; and

 -- the plan's assets are rolled over to an American Funds IRA with Capital Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information if invested in Class A shares.

TRANSFERS TO IRAS

Transfers to IRAs that are attributable to American Funds investments held in
SIMPLE IRAs, SEPs or SARSEPs will not be subject to a sales charge if invested in Class A shares.

Plans of distribution
The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .25% for Class A shares; up to .50% for Class 529-A shares; up to 1.00% for Class B, 529-B, C and 529-C shares; up to .75% for Class 529-E shares; and up to .50% for Class F and 529-F shares. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

                                       27

                                            American Balanced Fund / Prospectus

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for
Class A shares.

Other compensation to dealers
American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American
Funds assets attributable to that dealer. For calendar year 2005, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American
Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds
Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the American Funds.

                                       28

American Balanced Fund / Prospectus


How to sell shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

  -- over $75,000;

  -- made payable to someone other than the registered shareholder(s); or
  -- sent to an address other than the address of record, or to an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American
  FundsLine/(R)/ and americanfunds.com) are limited to $75,000 per American
  Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally
15 calendar days).
If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a contingent deferred sales charge was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset

                                       29

                                            American Balanced Fund / Prospectus

value after your request is received and accepted by American Funds Service
Company. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares." This paragraph does not apply to rollover investments as described under "Rollovers from retirement plans to
IRAs."

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American
Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service
Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

                                       30

American Balanced Fund / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in February, May,
August and December.

Capital gains, if any, are usually distributed in February and December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.
Dividends and capital gain distributions for 529 share classes will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gain distributions you receive from the fund will be subject to federal income tax and may also be subject to state or local taxes --
unless you are exempt from taxation.
For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. Some or all of your dividends may be eligible for a reduced tax rate if you meet a holding period requirement. The fund's distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

TAXES ON TRANSACTIONS
Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF 529 SHARES SHOULD
REFER TO THE COLLEGEAMERICA PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING
THE TAX CONSEQUENCES OF SELLING 529 SHARES.

                                       31

                                            American Balanced Fund / Prospectus

                                       32

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                 INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/

                                                                  Net gains
                                                                 (losses) on
                                      Net asset                   securities
                                       value,        Net        (both realized    Total from
                                      beginning   investment         and          investment
                                      of period     income       unrealized)      operations
-----------------------------------------------------------------------------------------------

CLASS A:
Year ended 12/31/2005                  $18.00        $.41          $  .15          $  .56
Year ended 12/31/2004                   17.29         .39            1.12            1.51
Year ended 12/31/2003                   14.42         .37            2.87            3.24
Year ended 12/31/2002                   15.85         .42           (1.40)           (.98)
Year ended 12/31/2001                   15.47         .51             .73            1.24
-----------------------------------------------------------------------------------------------
CLASS B:
Year ended 12/31/2005                   17.95         .28             .15             .43
Year ended 12/31/2004                   17.24         .26            1.12            1.38
Year ended 12/31/2003                   14.38         .25            2.86            3.11
Year ended 12/31/2002                   15.82         .31           (1.41)          (1.10)
Year ended 12/31/2001                   15.46         .39             .73            1.12
-----------------------------------------------------------------------------------------------
CLASS C:
Year ended 12/31/2005                   17.94         .27             .15             .42
Year ended 12/31/2004                   17.24         .25            1.11            1.36
Year ended 12/31/2003                   14.38         .24            2.87            3.11
Year ended 12/31/2002                   15.82         .30           (1.41)          (1.11)
Period from 3/15/2001 to 12/31/2001     15.47         .30             .63             .93
-----------------------------------------------------------------------------------------------
CLASS F:
Year ended 12/31/2005                  $18.00        $.41          $  .15          $  .56
Year ended 12/31/2004                   17.29         .39            1.11            1.50
Year ended 12/31/2003                   14.42         .36            2.88            3.24
Year ended 12/31/2002                   15.85         .42           (1.40)           (.98)
Period from 3/15/2001 to 12/31/2001     15.50         .40             .62            1.02
-----------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 12/31/2005                   17.99         .40             .15             .55
Year ended 12/31/2004                   17.28         .38            1.12            1.50
Year ended 12/31/2003                   14.41         .37            2.87            3.24
Period from 2/15/2002 to 12/31/2002     15.82         .37           (1.33)           (.96)
-----------------------------------------------------------------------------------------------
CLASS 529-B:
Year ended 12/31/2005                   17.99         .25             .14             .39
Year ended 12/31/2004                   17.28         .23            1.12            1.35
Year ended 12/31/2003                   14.41         .23            2.87            3.10
Period from 2/15/2002 to 12/31/2002     15.82         .26           (1.33)          (1.07)
-----------------------------------------------------------------------------------------------
CLASS 529-C:
Year ended 12/31/2005                   17.99         .26             .14             .40
Year ended 12/31/2004                   17.28         .23            1.12            1.35
Year ended 12/31/2003                   14.41         .23            2.87            3.10
Period from 2/19/2002 to 12/31/2002     15.62         .26           (1.12)           (.86)
-----------------------------------------------------------------------------------------------
CLASS 529-E:
Year ended 12/31/2005                   17.98         .35             .14             .49
Year ended 12/31/2004                   17.28         .32            1.11            1.43
Year ended 12/31/2003                   14.41         .31            2.87            3.18
Period from 3/5/2002 to 12/31/2002      16.14         .31           (1.76)          (1.45)
-----------------------------------------------------------------------------------------------
CLASS 529-F:
Year ended 12/31/2005                   17.98         .42             .15             .57
Year ended 12/31/2004                   17.27         .37            1.12            1.49
Year ended 12/31/2003                   14.41         .35            2.86            3.21
Period from 9/17/2002 to 12/31/2002     14.18         .13             .21             .34

                                             DIVIDENDS AND DISTRIBUTIONS

                                      Dividends                       Total
                                      (from net   Distributions     dividends      Net asset
                                      investment      (from            and       value, end of    Total
                                       income)    capital gains)  distributions     period      return/3/
-----------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 12/31/2005                   $(.40)        $(.34)         $(.74)         $17.82        3.12%
Year ended 12/31/2004                    (.36)         (.44)          (.80)          18.00        8.92
Year ended 12/31/2003                    (.37)           --           (.37)          17.29       22.82
Year ended 12/31/2002                    (.43)         (.02)          (.45)          14.42       (6.27)
Year ended 12/31/2001                    (.56)         (.30)          (.86)          15.85        8.19
-----------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 12/31/2005                    (.27)         (.34)          (.61)          17.77        2.37
Year ended 12/31/2004                    (.23)         (.44)          (.67)          17.95        8.15
Year ended 12/31/2003                    (.25)           --           (.25)          17.24       21.90
Year ended 12/31/2002                    (.32)         (.02)          (.34)          14.38       (7.04)
Year ended 12/31/2001                    (.46)         (.30)          (.76)          15.82        7.34
-----------------------------------------------------------------------------------------------------------
CLASS C:
Year ended 12/31/2005                    (.26)         (.34)          (.60)          17.76        2.30
Year ended 12/31/2004                    (.22)         (.44)          (.66)          17.94        8.02
Year ended 12/31/2003                    (.25)           --           (.25)          17.24       21.84
Year ended 12/31/2002                    (.31)         (.02)          (.33)          14.38       (7.08)
Period from 3/15/2001 to 12/31/2001      (.32)         (.26)          (.58)          15.82        6.08
-----------------------------------------------------------------------------------------------------------
CLASS F:
Year ended 12/31/2005                   $(.40)        $(.34)         $(.74)         $17.82        3.10%
Year ended 12/31/2004                    (.35)         (.44)          (.79)          18.00        8.88
Year ended 12/31/2003                    (.37)           --           (.37)          17.29       22.79
Year ended 12/31/2002                    (.43)         (.02)          (.45)          14.42       (6.29)
Period from 3/15/2001 to 12/31/2001      (.41)         (.26)          (.67)          15.85        6.64
-----------------------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 12/31/2005                    (.39)         (.34)          (.73)          17.81        3.06
Year ended 12/31/2004                    (.35)         (.44)          (.79)          17.99        8.88
Year ended 12/31/2003                    (.37)           --           (.37)          17.28       22.87
Period from 2/15/2002 to 12/31/2002      (.43)         (.02)          (.45)          14.41       (6.19)
-----------------------------------------------------------------------------------------------------------
CLASS 529-B:
Year ended 12/31/2005                    (.24)         (.34)          (.58)          17.80        2.15
Year ended 12/31/2004                    (.20)         (.44)          (.64)          17.99        7.94
Year ended 12/31/2003                    (.23)           --           (.23)          17.28       21.74
Period from 2/15/2002 to 12/31/2002      (.32)         (.02)          (.34)          14.41       (6.85)
-----------------------------------------------------------------------------------------------------------
CLASS 529-C:
Year ended 12/31/2005                    (.24)         (.34)          (.58)          17.81        2.22
Year ended 12/31/2004                    (.20)         (.44)          (.64)          17.99        7.94
Year ended 12/31/2003                    (.23)           --           (.23)          17.28       21.76
Period from 2/19/2002 to 12/31/2002      (.33)         (.02)          (.35)          14.41       (5.63)
-----------------------------------------------------------------------------------------------------------
CLASS 529-E:
Year ended 12/31/2005                    (.33)         (.34)          (.67)          17.80        2.73
Year ended 12/31/2004                    (.29)         (.44)          (.73)          17.98        8.44
Year ended 12/31/2003                    (.31)           --           (.31)          17.28       22.37
Period from 3/5/2002 to 12/31/2002       (.28)           --           (.28)          14.41       (9.02)
-----------------------------------------------------------------------------------------------------------
CLASS 529-F:
Year ended 12/31/2005                    (.41)         (.34)          (.75)          17.80        3.15
Year ended 12/31/2004                    (.34)         (.44)          (.78)          17.98        8.78
Year ended 12/31/2003                    (.35)           --           (.35)          17.27       22.63
Period from 9/17/2002 to 12/31/2002      (.11)           --           (.11)          14.41        2.36

                                                      Ratio of    Ratio of
                                                      expenses    expenses
                                                     to average  to average
                                                     net assets  net assets
                                       Net assets,     before      after       Ratio of
                                         end of      reimburse-  reimburse-   net income
                                         period        ments/      ments/     to average
                                      (in millions)   waivers    waivers/4/   net assets
-----------------------------------------------------------------------------------------

CLASS A:
Year ended 12/31/2005                    $33,009        .61%       .59%       2.31%
Year ended 12/31/2004                     29,162        .63         .62         2.23
Year ended 12/31/2003                     19,951        .67         .67         2.38
Year ended 12/31/2002                     12,405        .70         .70         2.79
Year ended 12/31/2001                      8,915        .68         .68         3.26
-----------------------------------------------------------------------------------------
CLASS B:
Year ended 12/31/2005                      5,180       1.36        1.34         1.56
Year ended 12/31/2004                      4,849       1.37        1.37         1.48
Year ended 12/31/2003                      3,344       1.42        1.42         1.62
Year ended 12/31/2002                      1,784       1.46        1.46         2.07
Year ended 12/31/2001                        608       1.44        1.44         2.46
-----------------------------------------------------------------------------------------
CLASS C:
Year ended 12/31/2005                      5,582       1.42        1.40         1.51
Year ended 12/31/2004                      4,976       1.44        1.44         1.42
Year ended 12/31/2003                      2,968       1.48        1.48         1.55
Year ended 12/31/2002                      1,440       1.51        1.51         2.03
Period from 3/15/2001 to 12/31/2001          406       1.54/5/     1.54/5/      2.36/5/
-----------------------------------------------------------------------------------------
CLASS F:
Year ended 12/31/2005                    $ 1,238        .63%       .61%       2.30%
Year ended 12/31/2004                      1,110        .67         .67         2.19
Year ended 12/31/2003                        659        .69         .69         2.34
Year ended 12/31/2002                        320        .72         .72         2.81
Period from 3/15/2001 to 12/31/2001          104        .75/5/      .75/5/      3.15/5/
-----------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 12/31/2005                        907        .67         .65         2.26
Year ended 12/31/2004                        679        .69         .68         2.18
Year ended 12/31/2003                        389        .67         .67         2.36
Period from 2/15/2002 to 12/31/2002          160        .72/5/      .72/5/      2.91/5/
-----------------------------------------------------------------------------------------
CLASS 529-B:
Year ended 12/31/2005                        265       1.51        1.49         1.41
Year ended 12/31/2004                        219       1.56        1.56         1.30
Year ended 12/31/2003                        137       1.58        1.58         1.44
Period from 2/15/2002 to 12/31/2002           55       1.60/5/     1.60/5/      2.04/5/
-----------------------------------------------------------------------------------------
CLASS 529-C:
Year ended 12/31/2005                        418       1.50        1.48         1.42
Year ended 12/31/2004                        327       1.55        1.55         1.31
Year ended 12/31/2003                        193       1.57        1.57         1.46
Period from 2/19/2002 to 12/31/2002           77       1.59/5/     1.59/5/      2.05/5/
-----------------------------------------------------------------------------------------
CLASS 529-E:
Year ended 12/31/2005                         59        .99         .97         1.93
Year ended 12/31/2004                         45       1.04        1.03         1.83
Year ended 12/31/2003                         27       1.05        1.05         1.97
Period from 3/5/2002 to 12/31/2002            10       1.06/5/     1.06/5/      2.60/5/
-----------------------------------------------------------------------------------------
CLASS 529-F:
Year ended 12/31/2005                         19        .57         .55         2.35
Year ended 12/31/2004                         14        .79         .78         2.09
Year ended 12/31/2003                          7        .80         .80         2.16
Period from 9/17/2002 to 12/31/2002        --/6/        .23         .23          .87

(The Financial Highlights table continues on the following page.)

                                       33

American Balanced Fund / Prospectus


                                          YEAR ENDED DECEMBER 31
                           2005        2004        2003        2002         2001
------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       35%         25%         32%         41%          50%
OF SHARES

1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.
4 The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. See the
 Annual Fund Operating Expenses table under "Fees and expenses of the fund" and the audited financial statements in the fund's annual report for more information.
5 Annualized.
6 Amount less than $1 million.

                                        34

                                            American Balanced Fund / Prospectus


NOTES

                                       35

                                            American Balanced Fund / Prospectus


[logo - American Funds (r)]

                                         The right choice for the long term/(R)/

          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR DEALER SERVICES      American Funds Distributors
                                   800/421-9900
           FOR COLLEGEAMERICA      American Funds Service Company
                                   800 /421-0180, ext. 529
          FOR 24                    American FundsLine
          -HOUR INFORMATION       800/325-3590
                                   americanfunds.com

          Telephone calls you have with the American Funds
          organization may be monitored or recorded for quality
          assurance, verification and/or recordkeeping purposes.
          By speaking with us on the telephone, you are giving
          your consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies, and the independent registered public accounting firm's report (in the annual report).

COLLEGEAMERICA PROGRAM DESCRIPTION  The CollegeAmerica Program Description
contains additional information about the policies and services related to
CollegeAmerica accounts.
STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS  The current SAI, as amended from time to time, contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC
(202/942-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. The
current SAI and shareholder reports are also available, free of charge, on
americanfunds.com.

HOUSEHOLD MAILINGS  Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or CollegeAmerica Program Description, please call
American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at P.O. Box 7650, San Francisco, California 94120.

[LOGO - recycled bug]

Printed on recycled paper
MFGEPR-911-0306P Litho in USA                Investment Company File No. 811-66
CGD/RRD/8002
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management     Capital International      Capital Guardian      Capital Bank and Trust


[logo - American Funds (r)]

                                         The right choice for the long term/(R)/

American Balanced
Fund/(R)/

 PROSPECTUS
 ADDENDUM

 March 1, 2006

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


Class R-5 shares of American Balanced Fund are available to certain clients of the Personal Investment Management group of Capital Guardian Trust Company./SM/
Accordingly, for these shareholders, the following information should be read in conjunction with the prospectus for this fund.

Fees and expenses of the fund -- pages 5-6

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                     CLASS R-5
-------------------------------------------------------------------------------

 Maximum initial sales charge on purchases (as a percentage of         none
 offering price)
-------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends                          none
-------------------------------------------------------------------------------
 Maximum contingent deferred sales charge                              none
-------------------------------------------------------------------------------
 Redemption or exchange fees                                           none

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                                  CLASS R-5
--------------------------------------------------------------

 Management fees/1/                                 0.24%
--------------------------------------------------------------
 Distribution and/or service (12b-1) fees            none
--------------------------------------------------------------
 Other expenses/2/                                  0.12
--------------------------------------------------------------
 Total annual fund operating expenses/1/            0.36

1 The fund's investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and is expected to continue at this level until further review. Total annual fund operating expenses do not reflect any waiver. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the
 Financial Highlights table and the audited financial statements in the fund's annual report.
2 A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The example does not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                         1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------

 Class R-5                $37     $116     $202       $456
-------------------------------------------------------------


Purchase and exchange of shares -- pages 18-21

PURCHASE OF CLASS R-5 SHARES

Class R-5 shares of the fund are available to certain clients of the Personal
Investment Management group of Capital Guardian Trust Company. Please contact
Capital Guardian Trust Company if you wish to purchase Class R-5 shares of the fund.

Sales charges -- pages 21-24

CLASS R-5 SHARES

Class R-5 shares are sold without any initial or contingent deferred sales charge. In addition, no compensation is paid to investment dealers on sales of
Class R-5 shares.

Financial highlights/1/ -- pages 32-34

The Financial Highlights table is intended to help you understand the fund's results. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte &
Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                 INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/

                                                                  Net gains
                                         Net                     (losses) on
                                        asset                     securities
                                       value,        Net        (both realized    Total from
                                      beginning   investment         and          investment
                                      of period     income       unrealized)      operations
-----------------------------------------------------------------------------------------------

CLASS R-5:
 Year ended 12/31/2005                 $18.01        $.46          $  .15          $  .61
 Year ended 12/31/2004                  17.30         .44            1.12            1.56
 Year ended 12/31/2003                  14.43         .41            2.87            3.28
 Period from 5/15/2002 to 12/31/2002    16.07         .30           (1.71)          (1.41)

                                             DIVIDENDS AND DISTRIBUTIONS

                                                                                  Net
                                      Dividends                       Total      asset
                                      (from net   Distributions     dividends    value,
                                      investment      (from            and       end of  Total
                                       income)    capital gains)  distributions  period  return
-------------------------------------------------------------------------------------------------

CLASS R-5:
 Year ended 12/31/2005                  $(.45)        $(.34)         $(.79)      $17.83   3.38%
 Year ended 12/31/2004                   (.41)         (.44)          (.85)       18.01   9.21
 Year ended 12/31/2003                   (.41)           --           (.41)       17.30  23.16
 Period from 5/15/2002 to 12/31/2002     (.23)           --           (.23)       14.43  (8.77)

                                                      Ratio of    Ratio of
                                                      expenses    expenses
                                                     to average  to average
                                           Net       net assets  net assets
                                         assets,       before      after       Ratio of
                                         end of      reimburse-  reimburse-   net income
                                         period        ments/      ments/     to average
                                      (in millions)   waivers    waivers/3/   net assets
-----------------------------------------------------------------------------------------

CLASS R-5:
 Year ended 12/31/2005                    $324         .36%       .34%        2.57%
 Year ended 12/31/2004                     246         .37         .36          2.51
 Year ended 12/31/2003                     127         .38         .38          2.62
 Period from 5/15/2002 to 12/31/2002        26         .39/4/      .39/4/       3.27/4/

                                          YEAR ENDED DECEMBER 31
                           2005         2004        2003        2002         2001
-------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES        35%         25%         32%         41%          50%
OF SHARES

1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. See the
 Annual Fund Operating Expenses table under "Fees and expenses of the fund" and the audited financial statements in the fund's annual report for more information.
4 Annualized.


                          AMERICAN BALANCED FUND, INC.

                                     Part B
                      Statement of Additional Information
                               March 1, 2006

This document is not a prospectus but should be read in conjunction with the current prospectus or retirement plan prospectus of American Balanced Fund, Inc.
(the "fund" or "AMBAL") dated March 1, 2006. You may obtain a prospectus from your financial adviser or by writing to the fund at the following address:

                          American Balanced Fund, Inc.
                              Attention: Secretary
                                   One Market
                           Steuart Tower, Suite 1800
                        San Francisco, California 94105
                                  415/421-9360

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them. They should contact their employers for details.

Item                                                                  Page no.
----                                                                  --------

Financial statements

                        American Balanced Fund -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

EQUITY SECURITIES

..    The fund will invest at least 50% of the value of its assets in common stocks.

DEBT SECURITIES

..    The fund will invest at least 25% of the value of its assets in debt securities (including money market instruments) generally rated Baa or better by Moody's Investors Service or BBB or better by Standard & Poor's
     Corporation, or in unrated securities determined to be of equivalent quality.
..    Although the fund is not normally required to dispose of a security in the event its rating is reduced below the current minimum rating for its purchase (or if unrated, its quality becomes equivalent to such a rating), if, as a result of a downgrade or otherwise, the fund holds more than 5% of its net assets in these securities, the fund will dispose of the excess as deemed prudent by Capital Research and Management Company, the fund's investment adviser.

NON-U.S. SECURITIES

..    The fund may invest up to 10% of its assets in securities of issuers domiciled outside the United States. In determining the domicile of an issuer, the fund's investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan
     Stanley Capital International, and may also take into account such factors as where the company is legally organized and/or maintains principal corporate offices and/ or conducts its principal operations.

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objectives, strategies and risks."

EQUITY SECURITIES -- Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks.
The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund's ability to value accurately or dispose of such equity securities. Adverse

                        American Balanced Fund -- Page 2

publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

DEBT SECURITIES -- Debt securities are used by issuers to borrow money.
Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a specified time period. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.
     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities.
     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund's portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing
so.

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stocks automatically convert into common stocks. The prices and yields of nonconvertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities. Certain of these securities will be treated as debt for fund investment limit purposes.

Convertible bonds, convertible preferred stocks and other securities may sometimes be converted, or may automatically convert, into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market

                        American Balanced Fund -- Page 3

and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

U.S. GOVERNMENT OBLIGATIONS -- U.S. government obligations are securities backed by the full faith and credit of the U.S. government. U.S. government obligations include the following types of securities:

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES BACKED BY "FULL FAITH AND CREDIT" -- The
     securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie Mae),
     the Veterans Administration (VA), the Federal Housing Administration (FHA),
     the Export-Import Bank (Exim Bank), the Overseas Private Investment
     Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small
     Business Administration (SBA).
OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation
(Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee
Valley Authority and Federal Farm Credit Bank System.

PASS-THROUGH SECURITIES -- The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment.
Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include:

     "MORTGAGE-BACKED SECURITIES" -- These securities may be issued by U.S.
     government agencies and government-sponsored entities, such as Ginnie Mae,
     Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S.
     government agencies may be guaranteed by the full faith and credit of the
     U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

     Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying

                        American Balanced Fund -- Page 4

     mortgages are not guaranteed by any government agencies. These securities generally are structured with one or more types of credit enhancement.
     Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified.

     COMMERCIAL MORTGAGE-BACKED SECURITIES -- These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants.

     ASSET-BACKED SECURITIES -- These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change their effective maturities.

WARRANTS AND RIGHTS -- The fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

INFLATION-INDEXED BONDS -- The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations. The principal value of this type of bond is adjusted in response to changes in the level of the consumer price index. The interest rate is fixed at issuance as a percentage of this adjustable principal. The actual interest income may therefore both rise and fall as the level of the consumer price index rises and falls. In particular, in a period of deflation the interest income would fall.
While the interest income may adjust upward or downward without limit in response to changes in the consumer price index, the

                        American Balanced Fund -- Page 5

principal has a floor at par, meaning that the investor receives at least the par value at redemption.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate.

REAL ESTATE INVESTMENT TRUSTS -- The fund may invest in securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans.
The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates and tax and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

INVESTING IN VARIOUS COUNTRIES -- Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product ("GDP") and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.

Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

The fund may purchase and sell currencies to facilitate securities transactions.

CASH AND CASH EQUIVALENTS -- These include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits
(asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or

                        American Balanced Fund -- Page 6

less, and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

FORWARD COMMITMENTS -- The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position
(because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations.

The fund may also enter into "roll" transactions which involve the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions.

RESTRICTED OR ILLIQUID SECURITIES -- The fund may purchase securities subject to restrictions on resale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the
Securities Act of 1933 (the "1933 Act"), or in a registered public offering.
Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss or be costly to the fund.

                        American Balanced Fund -- Page 7

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.

A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year. The fund's portfolio turnover rates for the fiscal years ended December 31, 2005 and 2004 were 35% and 25%, respectively. See "Financial highlights" in the prospectus for the fund's annual portfolio turnover rate for each of the last five fiscal years.

Under normal circumstances, it is anticipated that portfolio turnover for common stocks in the fund's portfolio will not exceed 100% on an annual basis, and that portfolio turnover for other securities will not exceed 100% on an annual basis.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS
FUNDAMENTAL POLICIES -- The fund has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the
Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

1.   To invest in a diversified list of securities, including common stocks, preferred stocks, and bonds, to the extent considered advisable by management.

2.   To allocate its investments among different industries as well as among individual companies. The amount invested in an industry will vary from time to time in accordance with the judgment of management, but 25% or more of the value of the fund's total assets shall not be invested in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

                        American Balanced Fund -- Page 8

3.   Not to invest in companies for the purpose of exercising control or management.

4.   Not to invest more than 5% of the value of its total assets in the securities of any one issuer (except the U.S. government).

5.   Not to acquire more than 10% of the outstanding voting securities, or 10%
of all of the securities, of any one issuer.

6.   Not to borrow money except temporarily extraordinary or emergency purposes, in an amount not exceeding 5% of the fund's total assets at the time of borrowing.

7.   Not to underwrite the sale, or participate in any underwriting or selling group in connection with the public distribution, of any security. The fund may invest not more than 10% of its net assets in, and subsequently distribute, as permitted by law, securities and other assets for which there is no ready market.

8.   Not to purchase securities on margin (except that it may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities).

9.   Not to engage in the purchase or sale of real estate. Investments in real estate investment trusts which may invest only in mortgages or other security interests are not deemed purchases of real estate.

10.  Not to purchase or sell commodities or commodity contracts.

11.  Not to make loans of money or securities to any person or firm; provided, however, that the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government shall not be construed to be the making of a loan.

12.  Not to effect short sales of securities.

13.  Not to invest more than 75% of the value of the fund's net assets in common stocks, such percentage including the value of that portion of convertible securities attributable to the conversion feature.

14.  Not to write, purchase or sell options.

For purposes of Investment Restriction #7, restricted securities are treated as not readily marketable by the fund, with the exception of those securities that have been determined to be liquid pursuant to procedures adopted by the fund's
Board of Directors.

Notwithstanding Investment Restriction #14, the fund may purchase warrants issued together with bonds or preferred stock as well as rights.

NONFUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval:

1.   Not to invest in securities of other investment companies, except as permitted by the 1940 Act.

                        American Balanced Fund -- Page 9

2.   Not to invest in senior securities, except as permitted by the 1940 Act.

Notwithstanding non-fundamental Investment Restriction #1, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by
Directors pursuant to an exemptive order granted by the Securities and Exchange
Commission.

                       American Balanced Fund -- Page 10

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS

"NON-INTERESTED" DIRECTORS/1/

                                                                   NUMBER OF
 NAME, AGE AND                                                   PORTFOLIOS/3/
 POSITION WITH FUND                 PRINCIPAL OCCUPATION(S)        OVERSEEN        OTHER DIRECTORSHIPS/4/ HELD
 (YEAR FIRST ELECTED/2/)             DURING PAST FIVE YEARS       BY DIRECTOR              BY DIRECTOR
----------------------------------------------------------------------------------------------------------------

 Robert A. Fox, 68                Managing General Partner,            7         Chemtura Corporation
 Director (1976-1978; 1982)       Fox Investments LP;
                                  corporate director; retired
                                  President and CEO, Foster
                                  Farms (poultry producer)
----------------------------------------------------------------------------------------------------------------
 Leonade D. Jones, 58             Co-founder, VentureThink LLC         6         None
 Chairman of the Board            (developed and managed
 (Independent and                 e-commerce businesses) and
 Non-Executive) (1993)            Versura Inc. (education loan
                                  exchange); former Treasurer,
                                  The Washington Post Company
                                                                 -----------------------------------------------

-----------------------------------------------------------------
 John M. Lillie, 69               Business consultant; former          2         None
 Director (2003)                  President, Sequoia
                                  Associates LLC (investment
                                  firm specializing in
                                  medium-size buyouts); former
                                  Vice Chairman of the Board,
                                  Gap, Inc. (specialty apparel
                                  retailing)
                                                                 -----------------------------------------------
-----------------------------------------------------------------
 John G. McDonald, 68             Professor of Finance,                8         iStar Financial, Inc.; Plum
 Director (1975-1978; 1988)       Graduate School of Business,                   Creek Timber Co.; Scholastic
                                  Stanford University                            Corporation; Varian, Inc.
                                                                 ---------------
-----------------------------------------------------------------               --------------------------------
 James K. Peterson, 64            Managing Director, Oak Glen          2         None
 Director (1999)                  Consultancy, LLC (consulting
                                  services to charitable
                                  organizations, pension funds
                                  and other financial
                                  management companies)
                                                                 -----------------------------------------------
-----------------------------------------------------------------
 Henry E. Riggs, 71               President Emeritus, Keck             4         None
 Director (1989)                  Graduate Institute of
                                  Applied Life Sciences
----------------------------------------------------------------------------------------------------------------
 Isaac Stein, 59                  President, Waverley                  2         Maxygen, Inc.
 Director (2004)                  Associates (private
                                  investment fund); Managing
                                  Director, Technogen
                                  Associates L.P. (venture
                                  capital partnership);
                                  Chairman Emeritus, Stanford
                                  University Board of Trustees
                                                                 -----------------------------------------------

-----------------------------------------------------------------
 Patricia K. Woolf, 71            Private investor; corporate          6         First Energy Corporation
 Director (1988)                  director; former Lecturer,
                                  Department of Molecular
                                  Biology, Princeton
                                  University
----------------------------------------------------------------------------------------------------------------

                       American Balanced Fund -- Page 11

"INTERESTED" DIRECTORS/5,6/

                                    PRINCIPAL OCCUPATION(S)
                                     DURING PAST FIVE YEARS
                                         AND POSITIONS             NUMBER OF
 NAME, AGE AND                   HELD WITH AFFILIATED ENTITIES   PORTFOLIOS/3/
 POSITION WITH FUND               OR THE PRINCIPAL UNDERWRITER     OVERSEEN       OTHER DIRECTORSHIPS/4/ HELD
 (YEAR FIRST ELECTED/2/)                  OF THE FUND             BY DIRECTOR             BY DIRECTOR
--------------------------------------------------------------------------------------------------------------

 Robert G. O'Donnell, 61          Senior Vice President and            3         None
 Vice Chairman of the Board       Director, Capital Research
 (1990)                           and Management Company
--------------------------------------------------------------------------------------------------------------
 Paul G. Haaga, Jr., 57           Executive Vice President and        16         None
 Director (1994)                  Director, Capital Research
                                  and Management Company;
                                  Director, The Capital Group
                                  Companies, Inc.*
--------------------------------------------------------------------------------------------------------------

OTHER OFFICERS/6/

 NAME, AGE AND              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 POSITION WITH FUND           AND POSITIONS HELD WITH AFFILIATED ENTITIES
 (YEAR FIRST                   OR THE PRINCIPAL UNDERWRITER OF THE FUND
 ELECTED/2/)
-------------------------------------------------------------------------------

 Gregory D. Johnson,     Senior Vice President, Capital Research Company*
 42
 President (2003)
-------------------------------------------------------------------------------
 Hilda L. Applbaum,      Senior Vice President, Capital Research Company*
 45
 Senior Vice
 President (1999)
-------------------------------------------------------------------------------
 Abner D. Goldstine,     Senior Vice President and Director, Capital Research
 76                      and Management Company
 Senior Vice
 President (1990)
-------------------------------------------------------------------------------
 John H. Smet, 49        Senior Vice President, Capital Research and
 Senior Vice             Management Company; Director, American Funds
 President (2000)        Distributors, Inc.*
-------------------------------------------------------------------------------
 Jeffrey T. Lager, 37    Vice President, Capital Research Company*
 Vice President
 (2002)
-------------------------------------------------------------------------------
 Patrick F. Quan, 47     Vice President - Fund Business Management Group,
 Secretary (1986)        Capital Research and Management Company
-------------------------------------------------------------------------------
 Jennifer M.             Vice President - Fund Business Management Group,
 Buchheim, 32            Capital Research and Management Company
 Treasurer (2005)
-------------------------------------------------------------------------------
 R. Marcia Gould, 51     Vice President - Fund Business Management Group,
 Assistant Treasurer     Capital Research and Management Company
 (1994)
-------------------------------------------------------------------------------

                       American Balanced Fund -- Page 12

* Company affiliated with Capital Research and Management Company.
1 A "non-interested" director refers to a director who is not an "interested person" within the meaning of the 1940 Act.
2 Directors and officers of the fund serve until their resignation, removal or retirement.
3 Fund managed by Capital Research and Management Company, including the
 American Funds, American Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and
 Endowments, whose shareholders are limited to certain nonprofit organizations.

4 This includes all directorships (other than those of the American Funds) that are held by each director as a director of a public company or a registered investment company.
5 "Interested persons," within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and
 Management Company, or affiliated entities (including the fund's principal underwriter).
6 All of the officers listed, except Jeffrey T. Lager, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET,
55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.

                       American Balanced Fund -- Page 13

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2005

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY DIRECTOR
-------------------------------------------------------------------------------

 "NON-INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 Robert A. Fox                 Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Leonade D. Jones              Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 John M. Lillie                Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 John G. McDonald            $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 James K. Peterson             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Henry E. Riggs                Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Isaac Stein                   Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Patricia K. Woolf           $50,001 - $100,000            Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 Paul G. Haaga, Jr.          $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 Robert G. O'Donnell           Over $100,000               Over $100,000
-------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The amounts listed for "interested" directors include shares owned through The Capital Group
 Companies, Inc. retirement plan and 401(k) plan.
DIRECTOR COMPENSATION -- No compensation is paid by the fund to any officer or director who is a director, officer or employee of the investment adviser or its affiliates. The fund typically pays each non-interested director an annual fee of $15,000. If the aggregate annual fees paid to a non-interested director by all funds advised by the investment adviser is less than $50,000, that non-interested director would be eligible for a $50,000 alternative fee. This alternative fee is paid by those funds for which the non-interested director serves as a director on a pro-rata basis according to each fund's relative share of the annual fees that it would typically pay. The alternative fee reflects the significant time and labor commitment required for a director to oversee even one fund. A non-interested director who is chairman of the board also receives an additional annual fee of $25,000, paid in equal portions by the fund and the funds whose boards and committees typically meet jointly with those of the fund.

In addition, the fund generally pays to non-interested directors fees of (a)
$2,500 for each board of directors meeting attended and (b) $1,500 for each meeting attended as a member of a committee of the board of directors.

Non-interested directors also receive attendance fees of (a) $2,500 for each director seminar or information session organized by the investment adviser, (b)
$1,500 for each joint audit

                       American Balanced Fund -- Page 14

committee meeting with all other American Funds audit committees and (c) $500 for each meeting of the board or committee chairs of other American Funds. The fund and the other funds served by each non-interested director each pay an equal portion of these attendance fees.

In lieu of meeting attendance fees, members of the proxy committee receive an annual retainer fee of $4,500 from the fund if they serve as a member of four proxy committees, or $6,250 if they serve as a member of two proxy committees, meeting jointly.

The nominating committee of the board of directors, a committee comprised exclusively of non-interested directors, reviews director compensation periodically, and typically recommends adjustments every other year. In making its recommendations, the nominating committee considers a number of factors, including operational, regulatory and other developments affecting the complexity of the board's oversight obligations, as well as comparative industry data.

No pension or retirement benefits are accrued as part of fund expenses.
Non-interested directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the non-interested directors.

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED DECEMBER 31, 2005

                                                     TOTAL COMPENSATION (INCLUDING
                                                         VOLUNTARILY DEFERRED
                                                            COMPENSATION/1/)
                         AGGREGATE COMPENSATION        FROM ALL FUNDS MANAGED BY
                         (INCLUDING VOLUNTARILY     CAPITAL RESEARCH AND MANAGEMENT
                        DEFERRED COMPENSATION/1/)    COMPANY OR ITS AFFILIATES/2/
         NAME                 FROM THE FUND
-----------------------------------------------------------------------------------

 Robert A. Fox/3/                $39,429                       $262,500
-----------------------------------------------------------------------------------
 Leonade D. Jones/3/              39,583                        234,500
-----------------------------------------------------------------------------------
 John M. Lillie                   42,650                         92,500
-----------------------------------------------------------------------------------
 John G. McDonald/3/              39,062                        332,500
-----------------------------------------------------------------------------------
 James K. Peterson                45,900                         99,000
-----------------------------------------------------------------------------------
 Henry E. Riggs/3/                34,000                        144,000
-----------------------------------------------------------------------------------
 Isaac Stein                      43,734                         94,667
-----------------------------------------------------------------------------------
 Patricia K. Woolf/3/             36,375                        211,000
-----------------------------------------------------------------------------------

1 Amounts may be deferred by eligible directors under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the directors. Compensation shown in this table for the fiscal year ended December 31, 2005 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.
2 Fund managed by Capital Research and Management Company, including the
 American Funds, American Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and
 Endowments, whose shareholders are limited to certain nonprofit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2005 fiscal year for participating directors is as follows: Robert A. Fox
 ($433,122), Leonade D. Jones ($87,826), John G. McDonald ($353,373), Henry E.
 Riggs ($327,750) and Patricia K. Woolf ($140,876). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the directors.

                       American Balanced Fund -- Page 15

As of February 1, 2006, the officers and directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

FUND ORGANIZATION AND THE BOARD OF DIRECTORS -- The fund, an open-end, diversified management investment company, was organized as a Delaware corporation on September 6, 1932, and reorganized in Maryland on February 2,
1990. Although the board of directors has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's board, which meets periodically and performs duties required by applicable state and federal laws.

Under Maryland law, the business affairs of a fund are managed under the direction of the board of directors, and all powers of the fund are exercised by or under the authority of the board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each director to perform his/her duties as a director, including his/her duties as a member of any board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.

Members of the board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares, including Class A, B, C, F,
529-A, 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, R-4 and R-5 shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of directors and set forth in the fund's rule
18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.
Note that CollegeAmerica/(R)/ account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's Class 529 shares, the Virginia College Savings
Plan/SM/ will vote any proxies relating to such fund shares.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.

The fund's Articles of Incorporation and by-laws as well as separate indemnification agreements that the fund has entered into with non-interested directors provide in effect that, subject to certain conditions, the fund will indemnify its officers and directors against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, directors

                       American Balanced Fund -- Page 16

are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

COMMITTEES OF THE BOARD OF DIRECTORS -- The fund has an audit committee comprised of Robert A. Fox, Leonade D. Jones, John M. Lillie and Isaac Stein,
none of whom is an "interested person" of the fund within the meaning of the
1940 Act. The committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The committee acts as a liaison between the fund's independent registered public accounting firm and the full board of directors. Five audit committee meetings were held during the 2005 fiscal year.

The fund has a governance and contracts committee comprised of Robert A. Fox,
Leonade D. Jones, John M. Lillie, John G. McDonald, James K. Peterson, Henry E.
Riggs, Isaac Stein and Patricia K. Woolf, none of whom is an "interested person"
of the fund within the meaning of the 1940 Act. The committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services
Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the
1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of directors on these matters. One governance and contracts committee meeting was held during the 2005 fiscal year.

The fund has a nominating committee comprised of John M. Lillie, John G.
McDonald, Henry E. Riggs and Patricia K. Woolf, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee periodically reviews such issues as the board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. The committee also evaluates, selects and nominates non-interested director candidates to the full board of directors. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the fund, addressed to the fund's secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. Four nominating committee meetings were held during the 2005 fiscal year.

The fund has a proxy committee comprised of Robert A. Fox, Leonade D. Jones,
John G. McDonald, James K. Peterson, Isaac Stein and Patricia K. Woolf, none of whom is an "interested person" of the fund within the meaning of the 1940 Act.
The committee's functions include establishing and reviewing procedures and policies for voting proxies of companies held in the fund's portfolio, making determinations with regard to certain contested proxy voting issues, and discussing related current issues. Four proxy committee meetings were held during the 2005 fiscal year.

PROXY VOTING PROCEDURES AND GUIDELINES -- The fund and its investment adviser have adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the fund, other American Funds, Endowments and
American Funds Insurance Series. Certain American Funds, including the fund, have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by a committee of the investment adviser under authority delegated by

                       American Balanced Fund -- Page 17

those funds' boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the American
Funds website at www.americanfunds.com and (c) on the SEC's website at sec.gov.

The following summary sets forth the general positions of the American Funds,
Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website.

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

                       American Balanced Fund -- Page 18

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.
PRINCIPAL FUND SHAREHOLDERS - The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on February 1, 2006. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Edward D. Jones & Co.                               Class A        17.14%
 201 Progress Parkway                                Class B         7.13
 Maryland Heights, MO 63043-3009
----------------------------------------------------------------------------
 Citigroup Global Markets, Inc.                      Class B         5.22
 333 W. 34th Street                                  Class C        10.04
 New York, NY 10001-2402
----------------------------------------------------------------------------
 MLPF&S                                              Class B         5.17
 4800 Deer Lake Drive, East, Floor 2                 Class C        15.88
 Jacksonville, FL 32246-6484
----------------------------------------------------------------------------
 Charles Schwab & Co., Inc.                          Class F        13.87
 101 Montgomery Street                               Class R-4       7.99
 San Francisco, CA 94104-4122
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                         Class R-1      11.59
 P.O. Box 2999                                       Class R-3       8.08
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 AST Trust Co.                                       Class R-1       6.54
 P.O. Box 52129
 Phoenix, AZ 85072-2129
----------------------------------------------------------------------------
 John Hancock Life Ins. Co. USA                      Class R-3      15.32
 250 Bloor Street, East, 7th Floor
 Toronto, Ontario
 Canada M4W 1E5
----------------------------------------------------------------------------
 ING Life Insurance & Annuity                        Class R-3      11.27
 151 Farmington Avenue, #TN41                        Class R-4       5.75
 Hartford, CT 06156-0001
----------------------------------------------------------------------------
 UBS Financial Services                              Class R-5      19.89
 P. O. Box 92994
 Chicago, IL 60675-2994
----------------------------------------------------------------------------
 Wells Fargo Bank, NA                                Class R-5      12.66
 P.O. Box 1533
 Minneapolis, MN 55480-1533
----------------------------------------------------------------------------
 Fidelity Investments Institutional                  Class R-5       8.16
 100 Magellan Way KWIC
 Covington, KY 41015
----------------------------------------------------------------------------
 CGTC                                                Class R-5       7.09
 333 S. Hope Street, Floor 49
 Los Angeles, CA 90071
----------------------------------------------------------------------------

                       American Balanced Fund -- Page 19

INVESTMENT ADVISER -- The investment adviser, Capital Research and Management
Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles; San Francisco; New York; Washington, DC; London; Geneva;
Hong Kong; Singapore; and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard,
Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.

The investment adviser is responsible for managing more than $750 billion of stocks, bonds and money market instruments and serves over 35 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations, as well as schools, colleges, foundations and other nonprofit and tax-exempt organizations.

POTENTIAL CONFLICTS OF INTEREST -- The investment adviser has adopted policies and procedures that address conflicts of interest that may arise between a portfolio counselor's management of the fund and his or her management of other funds and accounts. Potential areas of conflict could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, personal investing activities, portfolio counselor compensation and proxy voting of portfolio securities. The investment adviser has adopted policies and procedures that it believes are reasonably designed to address these conflicts. However, there is no guarantee that such policies and procedures will be effective or that the investment adviser will anticipate all potential conflicts of interest.

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage. Portfolio counselors and investment analysts may also manage assets in other mutual funds advised by Capital
Research and Management Company.

                       American Balanced Fund -- Page 20

Portfolio counselors and investment analysts are paid competitive salaries by
Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual's portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns to relevant benchmarks over both the most recent year and a four-year rolling average, with the greater weight placed on the four-year rolling average. For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company also separately compensates analysts for the quality of their research efforts. The benchmarks against which American Balanced Fund portfolio counselors are measured include: S&P 500; Lipper Growth and Income
Funds Index and Lehman Brothers Aggregate Bond Index.

PORTFOLIO COUNSELOR FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, portfolio counselors may personally own shares of the fund. In addition, portfolio counselors may manage a portion of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

THE FOLLOWING TABLE REFLECTS INFORMATION AS OF DECEMBER 31, 2005:

                                           NUMBER             NUMBER
                                          OF OTHER           OF OTHER            NUMBER
                                         REGISTERED           POOLED            OF OTHER
                                         INVESTMENT         INVESTMENT          ACCOUNTS
                                      COMPANIES (RICS)    VEHICLES (PIVS)         THAT
                                            THAT               THAT            PORTFOLIO
                                         PORTFOLIO           PORTFOLIO         COUNSELOR
                      DOLLAR RANGE       COUNSELOR           COUNSELOR        MANAGES AND
                         OF FUND        MANAGES AND         MANAGES AND        ASSETS OF
     PORTFOLIO           SHARES        ASSETS OF RICS     ASSETS OF PIVS     OTHER ACCOUNTS
     COUNSELOR          OWNED/1/       IN BILLIONS/2/     IN BILLIONS/3/     IN BILLIONS/4/
----------------------------------------------------------------------------------------------

 Robert G.                Over          2       $ 70.6         None               None
 O'Donnell             $1,000,000
----------------------------------------------------------------------------------------------
 Gregory D. Johnson    $50,001 --       2       $ 76.8         None               None
                        $100,000
----------------------------------------------------------------------------------------------
 Hilda L. Applbaum     $50,001 --       1       $ 62.4         None               None
                        $100,000
----------------------------------------------------------------------------------------------
 John H. Smet          $100,001 --      6       $163.6         None            3       $2.23
                        $500,000
----------------------------------------------------------------------------------------------
 Alan N. Berro         $50,001 --       3       $163.9         None               None
                        $100,000
----------------------------------------------------------------------------------------------
 James R. Mulally      $50,001 --       1       $  2.9      8       $1.19      27      $7.90
                         100,000
----------------------------------------------------------------------------------------------
 Dina N. Perry         $50,001 --       3       $134.9      1       $0.30         None
                        $100,000
----------------------------------------------------------------------------------------------

                       American Balanced Fund -- Page 21

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 -
 $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not indicative of the total assets managed by the individual, which is a substantially lower amount.
3 Represents funds advised or sub-advised by Capital Research and Management
 Company and sold outside the United States and/ or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital
 Group International, Inc., an affiliate of Capital Research and Management
 Company. Assets noted are the total net assets of the fund or account and are not indicative of the total assets managed by the individual, which is a substantially lower amount.
4 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.
INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service
Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until December 31, 2006, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The
Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's plans of distribution (described below); legal and auditing expenses;
compensation, fees and expenses

                       American Balanced Fund -- Page 22

paid to non-interested directors; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

The investment adviser receives a management fee at the annual rate of 0.42% on the first $500 million of the fund's daily net assets, 0.324% of such assets over $500 million to $1 billion, 0.30% of such assets over $1 billion to $1.5 billion, 0.282% of such assets over $1.5 billion to $2.5 billion, 0.27% of such assets over $2.5 billion to $4 billion, 0.262% of such assets over $4 billion to
$6.5 billion, 0.255% of such assets over $6.5 billion to $10.5 billion, 0.25% of such assets over $10.5 billion to $13 billion, 0.245% of such assets over $13 billion to $17 billion, 0.24% of such assets over $17 billion to $21 billion,
0.235% of such assets over $21 billion to $27 billion, 0.230% of such assets over $27 billion to $34 billion, 0.225% of such assets over $34 billion to $44 billion, 0.220% of such assets over $44 billion to $55 billion, 0.215% of such assets over $55 billion to $71 billion, and 0.210% of such assets over $71 billion.

The Agreement provides for a management fee reduction to the extent that the annual ordinary operating expenses of the fund's Class A shares exceed 1 1/2% of the first $30 million of the net assets of the fund and 1% of the average net assets in excess thereof. Expenses which are not subject to these limitations are interest, taxes and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. To the extent the fund's management fee must be waived due to Class
A share expense ratios exceeding the expense limitations described above, management fees will be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.

For the fiscal years ended December 31, 2005 and 2004, the investment adviser was entitled to receive from the fund management fees of $118,294,000 and
$90,936,000, respectively. After giving effect to the management fee waiver described below, the fund paid the investment adviser management fees of
$107,841,000 (a reduction of $10,453,000) and $89,237,000 (a reduction of
$1,699,000) for the fiscal years ended December 31, 2005 and 2004, respectively.
For the fiscal year ended December 31, 2003, the fund paid the investment adviser management fees of $55,043,000.

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreement. Beginning April 1, 2005, this waiver increased to 10% of the management fees that the investment adviser is otherwise entitled to receive and is expected to continue at this level until further review. As a result of this waiver, management fees will be reduced similarly for all classes of shares of the fund.

ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the
"Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F, R and 529 shares will continue in effect until
December 31, 2006, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act)
of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of non-interested directors. The investment adviser has the right to terminate the Administrative

                       American Balanced Fund -- Page 23

Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).

Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class
C and F shares, and all Class R and 529 shares. The investment adviser contracts with third parties, including American Funds Service Company, the fund's
Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services. For Class R-1 and R-2 shares, the investment adviser has agreed to pay a portion of the fees payable under the Administrative
Agreement that would otherwise have been paid by the fund. For the year ended
December 31, 2005, the total fees paid by the investment adviser were $512,000.

As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to the fund's Class C, F, R and 529 shares. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American
Funds Service Company. The investment adviser also receives an administrative services fee at the annual rate of up to 0.15% of the average daily net assets for each applicable share class (excluding Class R-5 shares) for administrative services provided to these share classes. Administrative services fees are paid monthly and accrued daily. The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the fund. Of the remainder, the investment adviser will not retain more than 0.05% of the average daily net assets for each applicable share class. For Class R-5 shares, the administrative services fee is calculated at the annual rate of up to 0.10%
of the average daily net assets. This fee is subject to the same uses and limitations described above.

During the 2005 fiscal year, administrative services fees, gross of any payments made by the investment adviser, were:

                                               ADMINISTRATIVE SERVICES FEE
--------------------------------------------------------------------------------

                CLASS C                                $8,661,000
--------------------------------------------------------------------------------
                CLASS F                                 1,506,000
--------------------------------------------------------------------------------
              CLASS 529-A                               1,035,000
--------------------------------------------------------------------------------
              CLASS 529-B                                 368,000
--------------------------------------------------------------------------------
              CLASS 529-C                                 540,000
--------------------------------------------------------------------------------
              CLASS 529-E                                  67,000
--------------------------------------------------------------------------------
              CLASS 529-F                                  21,000
--------------------------------------------------------------------------------
               CLASS R-1                                  103,000
--------------------------------------------------------------------------------
               CLASS R-2                                3,850,000
--------------------------------------------------------------------------------
               CLASS R-3                                3,682,000
--------------------------------------------------------------------------------
               CLASS R-4                                1,882,000
--------------------------------------------------------------------------------
               CLASS R-5                                  289,000
--------------------------------------------------------------------------------

                       American Balanced Fund -- Page 24

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds Distributors,
Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los
Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500
Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard,
Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

The Principal Underwriter receives revenues from sales of the fund's shares. For
Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B and 529-B shares, the Principal Underwriter sells the rights to the 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B and
529-B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B and 529-B shares.
For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C and 529-C shares. For Class
529-E shares, the fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers. For Class F and 529-F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class F and 529-F shares. For Class R-1, R-2, R-3 and R-4 shares, the fund pays the
Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers who sell Class R-1, R-2, R-3 and R-4 shares.

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                 COMMISSIONS,        ALLOWANCE OR
                                                                    REVENUE          COMPENSATION
                                           FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------

                 CLASS A                          2005            $32,034,000        $145,394,000
                                                  2004             42,738,000         195,563,000
                                                  2003             24,319,000         113,448,000
                 CLASS B                          2005              4,421,000          27,592,000
                                                  2004              7,325,000          55,703,000
                                                  2003              6,614,000          46,591,000
-----------------------------------------------------------------------------------------------------
                 CLASS C                          2005             $4,427,120         $13,217,235
                                                  2004                     --          20,544,000
                                                  2003                     --          12,897,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2005              1,562,000           7,530,000
                                                  2004              1,646,000           7,995,000
                                                  2003              1,141,000           5,570,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2005                293,000           1,730,000
                                                  2004                492,000           2,610,000
                                                  2003                448,000           2,530,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-C                        2005                 89,000           1,099,000
                                                  2004                     --           1,231,000
                                                  2003                     --             935,000
-----------------------------------------------------------------------------------------------------

                       American Balanced Fund -- Page 25

The fund has adopted plans of distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans
(together with the Principal Underwriting Agreement) have been approved by the full board of directors and separately by a majority of the non-interested directors of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential
benefits of the Plans to the fund include quality shareholder services; savings to the fund in transfer agency costs; and benefits to the investment process from growth or stability of assets. The selection and nomination of non-interested directors are committed to the discretion of the non-interested directors during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the board of directors.

Under the Plans, the fund may annually expend the following amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's board of directors has approved the category of expenses for which payment is being made: (a) for Class A shares, up to 0.25% of the average daily net assets attributable to Class A shares; (b) for Class 529-A shares, up to
0.50% of the average daily net assets attributable to Class 529-A shares; (c)
for Class B and 529-B shares, up to 1.00% of the average daily net assets attributable to Class B and 529-B shares, respectively; (d) for Class C and
529-C shares, up to 1.00% of the average daily net assets attributable to Class
C and 529-C shares, respectively; (e) for Class 529-E shares, up to 0.75% of the average daily net assets attributable to Class 529-E shares; (f) for

                       American Balanced Fund -- Page 26

Class F and 529-F shares, up to 0.50% of the average daily net assets attributable to Class F and 529-F shares, respectively; (g) for Class R-1 shares, up to 1.00% of the average daily net assets attributable to Class R-1 shares; (h) for Class R-2 shares, up to 1.00% of the average daily net assets attributable to Class R-2 shares; (i) for Class R-3 shares, up to 0.75% of the average daily net assets attributable to Class R-3 shares; and (j) for Class R-4 shares, up to 0.50% of the average daily net assets attributable to Class R-4 shares. The fund has not adopted a Plan for Class R-5 shares; accordingly, no
12b-1 fees are paid from Class R-5 share assets.

For Class A and 529-A shares: (a) up to 0.25% is reimbursed to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to the amount allowable under the fund's Class
A and 529-A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including for Class A and 529-A shares dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with
100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets -- "no load purchases"). Commissions on no load purchases of Class A and 529-A shares in excess of the Class A and 529-A plan limitations not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, these commissions are not recoverable. As of December 31, 2005, unreimbursed expenses which remain subject to reimbursement under the Plan for Class A shares totaled
$3,854,000 or 0.012% of Class A net assets.

For Class B and 529-B shares: (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.

For Class C and 529-C shares: (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class 529-E shares: currently (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class F and 529-F shares: currently up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.

For Class R-1 shares: (a) up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.75% is paid to the Principal Underwriter for distribution-related expenses, including commissions paid to qualified dealers.

For Class R-2 shares: currently (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.50%

                       American Balanced Fund -- Page 27

is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class R-3 shares: currently (a) up to 0.25% is paid to the Principal
Underwriter for paying service-related expenses, including paying service fees to qualified dealers, and (b) up to 0.25% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.

For Class R-4 shares: currently up to 0.25% is paid to the Principal Underwriter for paying service-related expenses, including paying service fees to qualified dealers or advisers.

As of the end of the 2005 fiscal year, total 12b-1 expenses, and the portion of the expenses that remained unpaid, were:

                                                                        12B-1 UNPAID LIABILITY
                                                 12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------------------------

                 CLASS A                          $78,333,000                 $5,754,000
------------------------------------------------------------------------------------------------
                 CLASS B                           50,377,000                  4,431,000
------------------------------------------------------------------------------------------------
                 CLASS C                           53,517,000                  4,778,000
------------------------------------------------------------------------------------------------
                 CLASS F                            2,982,000                    266,000
------------------------------------------------------------------------------------------------
               CLASS 529-A                          1,406,000                    133,000
------------------------------------------------------------------------------------------------
               CLASS 529-B                          2,419,000                    225,000
------------------------------------------------------------------------------------------------
               CLASS 529-C                          3,736,000                    354,000
------------------------------------------------------------------------------------------------
               CLASS 529-E                            259,000                     25,000
------------------------------------------------------------------------------------------------
               CLASS 529-F                             13,000                          0
------------------------------------------------------------------------------------------------
                CLASS R-1                             528,000                     53,000
------------------------------------------------------------------------------------------------
                CLASS R-2                           6,019,000                    576,000
------------------------------------------------------------------------------------------------
                CLASS R-3                          11,077,000                  1,080,000
------------------------------------------------------------------------------------------------
                CLASS R-4                           3,007,000                    308,000
------------------------------------------------------------------------------------------------

OTHER COMPENSATION TO DEALERS -- As of January 2006, the top dealers that
American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

     A. G. Edwards & Sons, Inc.
     AIG Advisors Group
     American General Securities Inc.
     Ameritas Investment Corp.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc.
     Cambridge Investment Research, Inc.
     Capital Analysts, Inc.

                       American Balanced Fund -- Page 28

     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Deutsche Bank Securities Inc.
     Edward Jones
     Ferris, Baker Watts, Inc.
     Genworth Financial Securities Corp.
     Hefren-Tillotson, Inc.
     Hornor, Townsend & Kent, Inc.
     ING Advisors Network Inc.
     InterSecurities, Inc./Transamerica Financial Advisors, Inc.
     Investacorp, Inc.
     Janney Montgomery Scott LLC
     Jefferson Pilot Securities Corporation
     JJB Hilliard, WL Lyons, Inc./PNC Bank
     Legg Mason Wood Walker, Inc.
     Lincoln Financial Advisors Corporation
     McDonald Investments Inc./Society National Bank
     Merrill Lynch, Pierce, Fenner & Smith Inc.
     Metlife Enterprises
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     Morgan Stanley DW
     NatCity Investment, Inc.
     National Planning Holdings Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC.
     Pacific Select Distributors Inc.
     Park Avenue Securities LLC
     Piper Jaffray & Co.
     Princor Financial Services
     ProEquities, Inc.
     Raymond James Financial Services/Raymond James & Associates
     RBC Dain Rauscher Inc.
     Robert W. Baird & Co. Inc.
     Securian Financial Services/C.R.I. Securities Inc.
     Securities Service Network Inc.
     Signator Investors, Inc.
     Smith Barney
     Stifel, Nicolaus & Company, Inc.
     The O.N. Equity Sales Company
     UBS Financial Services Inc.
     US Bancorp Investments, Inc.
     Wachovia Securities

                      EXECUTION OF PORTFOLIO TRANSACTIONS

As described in the prospectus, the investment adviser places orders with broker-dealers for the fund's portfolio transactions. Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the

                       American Balanced Fund -- Page 29

investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

Brokerage commissions paid on portfolio transactions, including investment dealer concessions on underwritings, if applicable, for the fiscal years ended
December 31, 2005, 2004 and 2003 amounted to $30,955,000, $26,904,000 and
$22,286,000, respectively. With respect to fixed-income securities, brokerage commissions include explicit investment dealer concessions and may exclude other transaction costs which may be reflected in the spread between the bid and asked price. The increase in brokerage commissions paid since 2003 is attributable to growth in the sale of the fund's shares, which led the fund to purchase additional securities for its portfolio, thereby increasing brokerage commissions paid.

The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (b) one of the
10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or
(c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year.

At the end of the fund's most recent fiscal year, the fund's regular broker-dealers included Banc of America Securities LLC, Citigroup Global Markets
Inc., Societe Generale and J.P. Morgan Securities Inc. As of the fund's most recent fiscal year-end, the fund held equity securities of Citigroup Inc. in the amount of $815,304,000, Bank of America Corp. in the amount of $253,825,000 and
Societe Generale in the amount of $208,900,000. The fund held debt securities of
Societe Generale in the amount of $25,819,000, J.P. Morgan Chase & Co. in the amount of $61,282,000, Citigroup Inc. in the amount of $36,173,000 and Bank of
America Corp. in the amount of $10,743,000.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The fund's investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund's board of directors and compliance will be periodically assessed by the board in connection with reporting from the fund's Chief Compliance Officer.

Under these policies and procedures, the fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately 45 days after the end of the calendar quarter. In addition, the fund's list of top 10 equity portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be posted on the American Funds website no earlier than the tenth day after such month. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website.
Affiliates of the fund (including the fund's board members and officers, and certain personnel of the fund's

                       American Balanced Fund -- Page 30

investment adviser and its affiliates) and certain service providers (such as the fund's custodian and outside counsel) who require portfolio holdings information for legitimate business and fund oversight purposes may receive the information earlier.

Affiliated persons of the fund as described above who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements to maintain the confidentiality of such information, preclear securities trades and report securities transactions activity, as applicable.
Third party service providers of the fund receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the American Funds website), such persons may be bound by agreements (including confidentiality agreements)
that restrict and limit their use of the information to legitimate business uses only. Neither the fund nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the investment committee of the fund's investment adviser. In exercising its authority, the investment committee determines whether disclosure of information about the fund's portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer
Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer
Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

                       American Balanced Fund -- Page 31

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day;
Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial Day;
Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management
Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:

1.    Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the fund's board. Subject to board oversight, the fund's board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund's investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair

                       American Balanced Fund -- Page 32

value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. The valuation committee considers all indications of value available to it in determining the fair value to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.

2.   Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

3.   Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and
(ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer; two or more issuers which the fund controls and which

                       American Balanced Fund -- Page 33

are determined to be engaged in the same or similar trades or businesses; or the securities of certain publicly traded partnerships.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the
"distributed amount" for such calendar year. The term "required distribution"
means the sum of (a) 98% of ordinary income (generally net investment income)
for the calendar year, (b) 98% of capital gain (both long-term and short-term)
for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and
(c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term
"distributed amount" generally means the sum of (a) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.

The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account.
Please see your tax adviser for more information.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.

Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash, unless such shareholders are exempt from taxation. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date. Dividends and capital gain distributions by the fund to a tax-deferred retirement plan account are not taxable currently.

     DIVIDENDS -- The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses. To the extent the fund invests in stock of domestic and certain foreign corporations and meets the applicable holding period requirement, it may receive "qualified dividends". The fund will designate the amount of "qualified dividends" to its shareholders in a notice sent within 60 days of the close of its fiscal year and will report "qualified dividends" to shareholders on Form
     1099-DIV.
     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt

                       American Balanced Fund -- Page 34

     securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.

     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.

     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends that so qualifies. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law, and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.

     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount
     (imputed income) will comprise a part of the investment company taxable income of the fund that must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.

                       American Balanced Fund -- Page 35

     In addition, some of the bonds may be purchased by the fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having a market discount may be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond or a fund may elect to include the market discount in income in tax years to which it is attributable. Generally, accrued market discount may be figured under either the ratable accrual method or constant interest method. If the fund has paid a premium over the face amount of a bond, the fund has the option of either amortizing the premium until bond maturity and reducing the fund's basis in the bond by the amortized amount, or not amortizing and treating the premium as part of the bond's basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as a short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as a short-term capital gain.

     Dividend and interest income received by the fund from sources outside the
     United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the
     United States, however, may reduce or eliminate these foreign taxes. Most foreign countries do not impose taxes on capital gains with respect to investments by foreign investors.

     CAPITAL GAIN DISTRIBUTIONS -- The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry forward of the fund.
     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.

SHAREHOLDER TAXATION -- In January of each year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

     DIVIDENDS -- Fund dividends are taxable to shareholders as ordinary income.
     Under the 2003 Tax Act, all or a portion of a fund's dividend distribution may be a "qualified dividend." If the fund meets the applicable holding period requirement, it will distribute dividends derived from qualified corporation dividends to shareholders as qualified dividends. Interest income from bonds and money market instruments and nonqualified foreign dividends will be distributed to shareholders as nonqualified fund dividends. The fund will report on Form 1099-DIV the amount of each shareholder's dividend that may be

                       American Balanced Fund -- Page 36

     treated as a qualified dividend. If a shareholder meets the requisite holding period requirement, qualified dividends are taxable at a maximum rate of 15%.

     CAPITAL GAINS -- Distributions of the excess of net long-term capital gains over net short-term capital losses that the fund properly designates as
     "capital gain dividends" generally will be taxable as long-term capital gain. Regardless of the length of time the shares of the fund have been held by a shareholder, a capital gain distribution by the fund is subject to a maximum tax rate of 15%. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder's tax basis in the new shares purchased.

The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the
Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt
U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

                       American Balanced Fund -- Page 37

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and residents and
U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C
OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F
SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE COLLEGEAMERICA PROGRAM
DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO
COLLEGEAMERICA ACCOUNTS. SHAREHOLDERS HOLDING SHARES THROUGH AN ELIGIBLE
RETIREMENT PLAN SHOULD CONTACT THEIR PLAN'S ADMINISTRATOR OR RECORDKEEPER FOR
INFORMATION REGARDING PURCHASES, SALES AND EXCHANGES.

                        PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:

     CONTACTING YOUR FINANCIAL ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- for initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application.
     Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent account statement and mailing the form, along with a check made payable to the fund, using the envelope provided with your account statement.

     BY TELEPHONE -- using the American FundsLine. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY INTERNET -- using americanfunds.com. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248
           Account No. 4600-076178

     Your bank should include the following information when wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)

                       American Balanced Fund -- Page 38

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.
Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. The R share classes are generally available only to employer-sponsored retirement plans. Class R-5 shares are also available to clients of the Personal Investment Management group of Capital Guardian Trust
Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum. In addition, the American
Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. The fund and the Principal Underwriter reserve the right to reject any purchase order.

PURCHASE MINIMUMS AND MAXIMUMS -- All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases. The initial purchase minimum of $25 may be waived for the following account types:

     .    Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

     .     Employer-sponsored CollegeAmerica accounts.

The following account types may be established without meeting the initial purchase minimum:

     .     Retirement accounts that are funded with employer contributions; and

     .     Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

     .    Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or
          (d) required minimum distribution automatic exchanges; and

     .    American Funds money market fund accounts registered in the name of clients of Capital Guardian Trust Company's Personal Investment
          Management group.

EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of The Cash Management
Trust of America may be made to Class B or C shares of other American Funds for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds money market funds are subject to applicable sales charges on the fund being purchased, unless

                       American Balanced Fund -- Page 39

the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American
FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see
"Shareholder account services and privileges" below. THESE TRANSACTIONS HAVE THE
SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

Shares held in employer-sponsored retirement plans may be exchanged into other
American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" above).

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund's "purchase blocking policy." Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds - for example, short-term trading activity in multiple funds. When identified, American Funds
Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

                                 SALES CHARGES
CLASS A PURCHASES

     PURCHASES BY CERTAIN 403(B) PLANS

     Individual 403(b) plans may be treated similarly to employer-sponsored plans for Class A sales charge purposes (i.e., individual participant accounts are eligible to be aggregated together) if: (a) the American Funds are principal investment options; (b) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (c) there is only one dealer firm assigned to the plans.

     OTHER PURCHASES

     Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund
     Administration Unit, or by his or her

                       American Balanced Fund -- Page 40

     designee, Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:

     (1)  current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;
     (2)  currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees
          (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the
          Eligible Persons or the spouses, children or parents of the Eligible
          Persons are listed in the account registration with the
          parents-in-law) of dealers who have sales agreements with the
          Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (3)  currently registered investment advisers ("RIAs") and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively,
          "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (4)  companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7)  The Capital Group Companies, Inc., its affiliated companies and
          Washington Management Corporation;

     (8)  an individual or entity with a substantial business relationship with
          The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

     (9)  wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The
          Capital Group Companies, Inc.; and

                       American Balanced Fund -- Page 41

     (10) full-time employees of banks that have sales agreements with the
          Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments
(other than IRA rollover assets that roll over at no sales charge under the fund's IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares.
Additional information about Class A sales charge reductions is provided below.

     STATEMENT OF INTENTION -- By establishing a statement of intention (the
     "Statement"), you enter into a nonbinding commitment to purchase shares of
     American Funds non-money market funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to an account at the time of each purchase made during the Statement period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

                       American Balanced Fund -- Page 42

     The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.
     The market value of your existing holdings eligible to be aggregated (see below) as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

     The Statement will be considered completed if the shareholder dies within the Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the Statement period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The market value of existing
     American Funds investments (other than shares representing direct purchases of money market funds) as of the day immediately before the start of the
     Statement period, and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the Statement period, are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the
     Statement period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:
     .    individual-type employee benefit plans, such as an IRA, individual
          403(b) plan (see exception in "Purchases by certain 403(b) plans"
          under "Sales charges") or single-participant Keogh-type plan;

     .    business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);
     .    trust accounts established by you or your immediate family (For trusts with only one primary beneficiary, upon the trustor's death the trust account may be aggregated with such beneficiary's own accounts; for trusts with multiple primary beneficiaries, upon the trustor's death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary;
          each primary beneficiary's separate trust account may then be aggregated with such beneficiary's own accounts);

     .    endowments or foundations established and controlled by you or your immediate family; or

                       American Balanced Fund -- Page 43

     .    CollegeAmerica accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .    for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .    made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

     .    for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .    for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations; or
     .    for individually established participant accounts of a 403(b) plan that is treated similarly to an employer-sponsored plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" above), or made for two or more such 403(b) plans that are treated similarly to employer-sponsored plans for sales charge purposes, in each case of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your
     Class A sales charge by combining purchases of all classes of shares in the
     American Funds, as well as individual holdings in Endowments, American
     Legacy variable annuity contracts and variable life insurance policies.
     Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded.
     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as your holdings in
     Endowments, to determine your sales charge on investments in accounts eligible to be aggregated. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the
     "market value") or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the "cost value"). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, the value of accounts held in nominee or street name

                       American Balanced Fund -- Page 44

     are not eligible for calculation at cost value and instead will be calculated at market value for purposes of rights of accumulation.

     The value of all of your holdings in accounts established in calendar year
     2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial adviser or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

     When determining your American Funds Class A sales charge, if you are not an employer-sponsored retirement plan, you may also take into account the market value (as of the end of the week prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies. An employer-sponsored retirement plan may also take into account the market value of its investments in American Legacy Retirement Investment Plans.
     Direct purchases of American Funds money market funds are excluded. If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and American Legacy accounts.

CDSC WAIVERS FOR CLASS A, B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or postpurchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below)
annually (the "12% limit"):

     .    Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     .    Redemptions through a systematic withdrawal plan (SWP) (see "Automatic withdrawals" under "Shareholder account services and privileges"
          below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a
          SWP

                       American Balanced Fund -- Page 45

          should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .    in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of
          American Funds money market funds are excluded);

     .    in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .    in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.
CDSC waivers are allowed only in the cases listed here and in the prospectus.
For example, CDSC waivers will not be allowed on redemptions of Class 529-B and
529-C shares due to termination of CollegeAmerica; a determination by the
Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by the Virginia College Savings Plan as an option for additional investment within
CollegeAmerica.

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service
Company directly, any such request must be signed by the registered shareholders.

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the National
Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

                       American Balanced Fund -- Page 46

You may request that redemption proceeds of $1,000 or more from money market funds be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for
Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest ($50 minimum)
and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer
Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1)  the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

(2)  if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

                       American Balanced Fund -- Page 47

(3)  if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American
Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

AUTOMATIC WITHDRAWALS -- For all share classes, except the R and 529 classes of shares, you may automatically withdraw shares from any of the American Funds.
You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.

Withdrawal payments are not to be considered as dividends, yield or income.
Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.

AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares or your most recent account transaction; redeem shares
(up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using
americanfunds.com. To use American FundsLine, call 800/325-3590 from a
TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in
"Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services.
However, if you are not currently authorized to do so, you may complete an
American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

                       American Balanced Fund -- Page 48

TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including
americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

CHECKWRITING -- You may establish check writing privileges for Class A shares
(but not Class 529-A shares) of American Funds money market funds. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account.
These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

REDEMPTION OF SHARES -- The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of directors of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund's Articles of
Incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of the fund's board of directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.

SHARE CERTIFICATES -- Shares are credited to your account and certificates are not issued unless you request them by contacting the Transfer Agent.
Certificates are not available for the 529 or R share classes.

                              GENERAL INFORMATION
CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as
Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to subcustodial arrangements in non-U.S. banks or non-U.S.
branches of U.S. banks.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds

                       American Balanced Fund -- Page 49

Service Company is located at 135 South State College Boulevard, Brea, CA
92821-5823. American Funds Service Company was paid a fee of $31,546,000 for
Class A shares and $4,980,000 for Class B shares for the 2005 fiscal year.

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds
Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- Deloitte & Touche LLP, 695 Town
Center Drive, Suite 1200, Costa Mesa, CA 92626, serves as the fund's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual report have been so included in reliance on the report of Deloitte & Touche LLP, independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing.
The selection of the fund's independent registered public accounting firm is reviewed and determined annually by the board of directors.

INDEPENDENT LEGAL COUNSEL -- Paul, Hastings, Janofsky & Walker LLP, 515 South
Flower Street, Los Angeles, CA 90071, serves as counsel for the fund and for non-interested directors in their capacities as such. Certain legal matters in connection with the capital shares offered by the prospectus have been passed upon for the fund by Paul, Hastings, Janofsky & Walker LLP. Counsel does not provide legal services to the fund's investment adviser or any of its affiliated companies. A determination with respect to the independence of the fund's
"independent legal counsel" will be made at least annually by the non-interested directors of the fund, as prescribed by the 1940 Act and related rules.

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The fund's fiscal year ends on December 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the fund's investment portfolio or summary investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

CODES OF ETHICS -- The fund and Capital Research and Management Company and its affiliated companies, including the fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term

                       American Balanced Fund -- Page 50

trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD filed an administrative complaint against the Principal Underwriter. The complaint alleges violations of certain NASD rules by the Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement.

On March 24, 2005, the investment adviser and Principal Underwriter filed a complaint against the Attorney General of the State of California in Los Angeles
County Superior Court. The complaint alleged that the Attorney General threatened to take enforcement actions against the investment adviser and
Principal Underwriter that are without merit and preempted by federal law. On the same day, following the filing of the investment adviser's and Principal
Underwriter's complaint, the Attorney General of the State of California filed a complaint against the Principal Underwriter and investment adviser. Filed in Los
Angeles County Superior Court, the Attorney General's complaint alleged violations of certain sections of the California Corporations Code with respect to so-called "revenue sharing" disclosures in mutual fund prospectuses and statements of additional information. On November 22, 2005, the Los Angeles
Superior Court dismissed the Attorney General's complaint. The Attorney General may appeal this decision, subject to certain timing requirements.

The investment adviser and Principal Underwriter believe that the likelihood that these matters could have a material adverse effect on the fund or on the ability of the investment adviser or Principal Underwriter to perform their contracts with the fund is remote. The SEC is conducting a related investigation as of the date of this statement of additional information. The investment adviser and Principal Underwriter are cooperating fully. In addition, a class action lawsuit has been filed in the U.S. District Court, Central District of
California, raising issues related to so-called "directed brokerage" and
"revenue sharing" practices. Further updates on these issues will be available on the American Funds website (americanfunds.com) under "American Funds regulatory matters."

OTHER INFORMATION -- The financial statements including the investment portfolio and the report of the fund's independent registered public accounting firm contained in the annual report are included in this statement of additional information. The following information is not included in the annual report:

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- DECEMBER 31, 2005

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $17.82
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $18.91

                       American Balanced Fund -- Page 51

FUND NUMBERS -- Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/, or when making share transactions:

                                                                            FUND NUMBERS
                                                                 ------------------------------------
FUND                                                             CLASS A  CLASS B  CLASS C   CLASS F
-----------------------------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . .     002      202      302       402
American Balanced Fund/(R)/  . . . . . . . . . . . . . . . . .     011      211      311       411
American Mutual Fund/(R)/  . . . . . . . . . . . . . . . . . .     003      203      303       403
Capital Income Builder/(R)/  . . . . . . . . . . . . . . . . .     012      212      312       412
Capital World Growth and Income Fund/SM/ . . . . . . . . . . .     033      233      333       433
EuroPacific Growth Fund/(R)/ . . . . . . . . . . . . . . . . .     016      216      316       416
Fundamental Investors/SM/  . . . . . . . . . . . . . . . . . .     010      210      310       410
The Growth Fund of America/(R)/  . . . . . . . . . . . . . . .     005      205      305       405
The Income Fund of America/(R)/  . . . . . . . . . . . . . . .     006      206      306       406
The Investment Company of America/(R)/ . . . . . . . . . . . .     004      204      304       404
The New Economy Fund/(R)/  . . . . . . . . . . . . . . . . . .     014      214      314       414
New Perspective Fund/(R)/  . . . . . . . . . . . . . . . . . .     007      207      307       407
New World Fund/SM/ . . . . . . . . . . . . . . . . . . . . . .     036      236      336       436
SMALLCAP World Fund/(R)/ . . . . . . . . . . . . . . . . . . .     035      235      335       435
Washington Mutual Investors Fund/SM/ . . . . . . . . . . . . .     001      201      301       401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/  . . . . . . . .     040      240      340       440
American High-Income Trust/SM/ . . . . . . . . . . . . . . . .     021      221      321       421
The Bond Fund of America/SM/ . . . . . . . . . . . . . . . . .     008      208      308       408
Capital World Bond Fund/(R)/ . . . . . . . . . . . . . . . . .     031      231      331       431
Intermediate Bond Fund of America/SM/  . . . . . . . . . . . .     023      223      323       423
Limited Term Tax-Exempt Bond Fund of America/SM/ . . . . . . .     043      243      343       443
The Tax-Exempt Bond Fund of America/(R)/ . . . . . . . . . . .     019      219      319       419
The Tax-Exempt Fund of California/(R)/*  . . . . . . . . . . .     020      220      320       420
The Tax-Exempt Fund of Maryland/(R)/*  . . . . . . . . . . . .     024      224      324       424
The Tax-Exempt Fund of Virginia/(R)/*  . . . . . . . . . . . .     025      225      325       425
U.S. Government Securities Fund/SM/  . . . . . . . . . . . . .     022      222      322       422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/  . . . . . . . . . .     009      209      309       409
The Tax-Exempt Money Fund of America/SM/ . . . . . . . . . . .     039      N/A      N/A       N/A
The U.S. Treasury Money Fund of America/SM/  . . . . . . . . .     049      N/A      N/A       N/A
___________
*Qualified for sale only in certain jurisdictions.

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund  . . . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund  . . . .    1011     1211     1311     1511      1411
American Mutual Fund  . . . . .    1003     1203     1303     1503      1403
Capital Income Builder  . . . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund  . . . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund . . . .    1016     1216     1316     1516      1416
Fundamental Investors . . . . .    1010     1210     1310     1510      1410
The Growth Fund of America  . .    1005     1205     1305     1505      1405
The Income Fund of America  . .    1006     1206     1306     1506      1406
The Investment Company of
America . . . . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund  . . . . .    1014     1214     1314     1514      1414
New Perspective Fund  . . . . .    1007     1207     1307     1507      1407
New World Fund  . . . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund . . . . . .    1035     1235     1335     1535      1435
Washington Mutual Investors Fund
  . . . . . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust  . .    1021     1221     1321     1521      1421
The Bond Fund of America  . . .    1008     1208     1308     1508      1408
Capital World Bond Fund . . . .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America . . . . . . . . . . . .    1023     1223     1323     1523      1423
U.S. Government Securities Fund    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America . . . . . . . . . . . .    1009     1209     1309     1509      1409

                       American Balanced Fund -- Page 52

                                                    FUND NUMBERS
                                       ----------------------------------------
                                       CLASS   CLASS   CLASS   CLASS    CLASS
FUND                                    R-1     R-2     R-3     R-4      R-5
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . . . . .    2102    2202    2302    2402     2502
American Balanced Fund . . . . . . .    2111    2211    2311    2411     2511
American Mutual Fund . . . . . . . .    2103    2203    2303    2403     2503
Capital Income Builder . . . . . . .    2112    2212    2312    2412     2512
Capital World Growth and Income Fund    2133    2233    2333    2433     2533
EuroPacific Growth Fund  . . . . . .    2116    2216    2316    2416     2516
Fundamental Investors  . . . . . . .    2110    2210    2310    2410     2510
The Growth Fund of America . . . . .    2105    2205    2305    2405     2505
The Income Fund of America . . . . .    2106    2206    2306    2406     2506
The Investment Company of America  .    2104    2204    2304    2404     2504
The New Economy Fund . . . . . . . .    2114    2214    2314    2414     2514
New Perspective Fund . . . . . . . .    2107    2207    2307    2407     2507
New World Fund . . . . . . . . . . .    2136    2236    2336    2436     2536
SMALLCAP World Fund  . . . . . . . .    2135    2235    2335    2435     2535
Washington Mutual Investors Fund . .    2101    2201    2301    2401     2501
BOND FUNDS
American High-Income Municipal Bond
Fund . . . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2540
American High-Income Trust . . . . .    2121    2221    2321    2421     2521
The Bond Fund of America . . . . . .    2108    2208    2308    2408     2508
Capital World Bond Fund  . . . . . .    2131    2231    2331    2431     2531
Intermediate Bond Fund of America  .    2123    2223    2323    2423     2523
Limited Term Tax-Exempt Bond Fund of
America. . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2543
The Tax-Exempt Bond Fund of America      N/A     N/A     N/A     N/A     2519
The Tax-Exempt Fund of California* .     N/A     N/A     N/A     N/A     2520
The Tax-Exempt Fund of Maryland* . .     N/A     N/A     N/A     N/A     2524
The Tax-Exempt Fund of Virginia* . .     N/A     N/A     N/A     N/A     2525
U.S. Government Securities Fund  . .    2122    2222    2322    2422     2522
MONEY MARKET FUNDS
The Cash Management Trust of America    2109    2209    2309    2409     2509
The Tax-Exempt Money Fund of America     N/A     N/A     N/A     N/A     2539
The U.S. Treasury Money Fund of
America  . . . . . . . . . . . . . .    2149    2249    2349    2449     2549
___________
*Qualified for sale only in certain
jurisdictions.

                       American Balanced Fund -- Page 53

 [This page is intentionally left blank for this filing.]

                       American Balanced Fund -- Page 54

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.

                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                       American Balanced Fund -- Page 55

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

                       American Balanced Fund -- Page 56

C
The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                       American Balanced Fund -- Page 57

[Logo - American Funds®]

American Balanced Fund®
Investment portfolio

December 31, 2005

Common stocks — 66.77%	Shares	Market value (000)

FINANCIALS — 11.40%
Citigroup Inc.	16,800,000	$815,304
Berkshire Hathaway Inc., Class A1	7,440	659,333
Wells Fargo & Co.	9,025,000	567,041
American International Group, Inc.	7,500,000	511,725
Fannie Mae	9,500,000	463,695
St. Paul Travelers Companies, Inc.	8,000,000	357,360
U.S. Bancorp	11,740,000	350,909
Bank of New York Co., Inc.	9,900,000	315,315
Washington Mutual, Inc.	6,500,000	282,750
American Express Co.	5,000,000	257,300
Bank of America Corp.	5,500,000	253,825
Société Générale	1,700,000	208,900
Freddie Mac	3,000,000	196,050
SunTrust Banks, Inc.	2,200,000	160,072
Genworth Financial, Inc., Class A	4,500,000	155,610
ING Groep NV	4,002,421	138,696
Marsh & McLennan Companies, Inc.	4,100,000	130,216
Jefferson-Pilot Corp.	1,700,000	96,781
		5,920,882

INFORMATION TECHNOLOGY — 11.15%
Microsoft Corp.	33,550,000	877,333
International Business Machines Corp.	9,200,000	756,240
Cisco Systems, Inc.[1]	31,500,000	539,280
Intel Corp.	20,950,000	522,912
Google Inc., Class A1	930,000	385,820
Oracle Corp.[1]	30,000,000	366,300
Hewlett-Packard Co.	12,609,400	361,007
Automatic Data Processing, Inc.	6,750,000	309,758
Motorola, Inc.	11,500,000	259,785
Analog Devices, Inc.	7,100,000	254,677
Applied Materials, Inc.	10,338,300	185,469
Texas Instruments Inc.	5,750,000	184,402
First Data Corp.	3,500,000	150,535
Nokia Corp. (ADR)	7,000,000	128,100
Dell Inc.[1]	4,200,000	125,958
Electronic Data Systems Corp.	5,000,000	120,200
EMC Corp.[1]	8,500,000	115,770
Agilent Technologies, Inc.[1]	3,000,000	99,870
Maxim Integrated Products, Inc.	1,397,800	50,656
		5,794,072

HEALTH CARE — 8.51%
Eli Lilly and Co.	10,902,000	$616,944
Abbott Laboratories	13,950,000	550,049
Medtronic, Inc.	7,850,000	451,924
AstraZeneca PLC (ADR)	6,065,000	294,759
Johnson & Johnson	4,810,000	289,081
Sanofi-Aventis	3,070,000	268,686
Merck & Co., Inc.	8,000,000	254,480
Roche Holding AG	1,558,422	233,769
McKesson Corp.	4,500,000	232,155
Bristol-Myers Squibb Co.	10,000,000	229,800
UnitedHealth Group Inc.	3,000,000	186,420
Pfizer Inc	6,800,000	158,576
GlaxoSmithKline PLC	5,750,000	145,166
Amgen Inc.[1]	1,700,000	134,062
CIGNA Corp.	1,129,800	126,199
Schering-Plough Corp.	6,000,000	125,100
Aetna Inc.	1,300,000	122,603
		4,419,773

INDUSTRIALS — 8.39%
General Electric Co.	20,500,000	718,525
Northrop Grumman Corp.	9,370,000	563,231
United Technologies Corp.	9,600,000	536,736
Tyco International Ltd.	15,940,000	460,028
Lockheed Martin Corp.	5,700,000	362,691
Deere & Co.	4,198,750	285,977
Caterpillar Inc.	4,600,000	265,742
3M Co.	3,250,000	251,875
Union Pacific Corp.	2,000,000	161,020
Emerson Electric Co.	2,000,000	149,400
Illinois Tool Works Inc.	1,600,000	140,784
United Parcel Service, Inc., Class B	1,850,000	139,027
Southwest Airlines Co.	6,835,000	112,299
Fluor Corp.	1,400,000	108,164
General Dynamics Corp.	880,000	100,364
		4,355,863

CONSUMER DISCRETIONARY — 6.60%
Target Corp.	9,450,000	519,467
Time Warner Inc.	23,300,000	406,352
Lowe’s Companies, Inc.	5,600,000	373,296
Walt Disney Co.	12,800,000	306,816
Best Buy Co., Inc.	5,100,000	221,748
Toyota Motor Corp.	4,170,000	216,293
Home Depot, Inc.	5,300,000	214,544
Carnival PLC	2,850,000	161,634
Gannett Co., Inc.	2,600,000	157,482
Clear Channel Communications, Inc.	4,500,000	141,525
TJX Companies, Inc.	6,000,000	139,380
Koninklijke Philips Electronics NV	4,250,000	131,945
Viacom Inc., Class B, nonvoting	4,000,000	130,400
Magna International Inc., Class A	1,750,000	125,965
General Motors Corp.	5,000,000	97,100
Carnival Corp., units	1,600,000	85,552
		3,429,499

CONSUMER STAPLES — 6.34%
Altria Group, Inc.	11,300,000	$844,336
Wal-Mart Stores, Inc.	18,000,000	842,400
PepsiCo, Inc.	7,800,000	460,824
Walgreen Co.	6,400,000	283,264
Coca-Cola Co.	4,200,000	169,302
Avon Products, Inc.	5,700,000	162,735
Unilever NV (New York registered)	1,850,000	127,002
Anheuser-Busch Companies, Inc.	2,800,000	120,288
General Mills, Inc.	2,000,000	98,640
H.J. Heinz Co.	2,750,000	92,730
Sara Lee Corp.	4,800,000	90,720
		3,292,241

ENERGY — 6.28%
Exxon Mobil Corp.	15,800,000	887,486
Royal Dutch Shell PLC, Class A (ADR)	11,000,000	676,390
ConocoPhillips	10,400,000	605,072
Schlumberger Ltd.	4,450,000	432,318
Chevron Corp.	5,900,000	334,943
Marathon Oil Corp.	1,885,000	114,928
Halliburton Co.	1,750,000	108,430
TOTAL SA (ADR)	825,000	104,280
		3,263,847

MATERIALS — 3.46%
Alcoa Inc.	13,000,000	384,410
International Paper Co.	11,300,000	379,793
Dow Chemical Co.	6,550,000	287,021
Weyerhaeuser Co.	4,000,000	265,360
E.I. du Pont de Nemours and Co.	6,000,000	255,000
Rohm and Haas Co.	2,775,000	134,366
Alcan Inc.	2,200,000	90,090
		1,796,040

TELECOMMUNICATION SERVICES — 2.75%
BellSouth Corp.	23,350,000	632,785
AT&T Inc.	16,250,000	397,963
Sprint Nextel Corp.	17,000,000	397,120
		1,427,868

UTILITIES — 0.87%
Exelon Corp.	2,880,000	153,043
PG&E Corp.	3,000,000	111,360
Dominion Resources, Inc.	1,300,000	100,360
National Grid PLC	8,951,020	87,454
		452,217

MISCELLANEOUS — 1.02%
Other common stocks in initial period of acquisition		530,901

Total common stocks (cost: $30,355,194,000)		34,683,203

		Market value
Preferred stocks — 0.29%	Shares	(000)

FINANCIALS — 0.24%
Fannie Mae, Series O, 7.00% preferred[2]	615,000	$33,671
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[2,3]	14,425,000	15,962
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up perpetual preferred[2,3]	5,000,000	7,661
HSBC Capital Funding LP 8.03% noncumulative preferred[3]	5,000,000	7,328
ING Capital Funding Trust III 8.439% noncumulative preferred[3]	13,000,000	14,797
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred[2,3]	7,000,000	7,332
BNP Paribas Capital Trust 9.003% noncumulative trust preferred[2,3]	6,000,000	6,952
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[2]	370,000	10,082
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares	300,000	7,953
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[2,3]	5,500,000	6,092
RBS Capital Trust I 4.709% noncumulative trust preferred[3]	4,500,000	4,284
ACE Ltd., Series C, 7.80% preferred depositary shares	103,335	2,697
		124,811

MISCELLANEOUS — 0.05%
Other preferred stocks in initial period of acquisition		28,892

Total preferred stocks (cost: $139,303,000)		153,703

	Shares or
Convertible securities — 0.03%	principal amount

FINANCIALS — 0.02%
Equity Office Properties Trust, Series B, 5.25% convertible preferred 2008	150,000	7,552

CONSUMER DISCRETIONARY — 0.01%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	94,700	2,614
General Motors Corp., Series B, 5.25% convertible senior debentures 2032	$4,382,500	2,612
		5,226

Total convertible securities (cost: $15,497,000)		12,778

	Principal amount
Bonds & notes — 28.92%	(000)

MORTGAGE-BACKED OBLIGATIONS[4]— 7.48%
Fannie Mae, Series 2000-T5B, 7.30% 2010	$52,930	57,965
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	45,000	46,471
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	16,000	15,667
Fannie Mae 4.89% 2012	30,000	29,709
Fannie Mae 6.00% 2013	535	547
Fannie Mae 4.00% 2015	35,180	33,913
Fannie Mae 6.00% 2016	1,131	1,156
Fannie Mae 6.00% 2016	636	650
Fannie Mae 6.00% 2017	4,592	4,693
Fannie Mae 6.00% 2017	3,626	3,705
Fannie Mae 6.00% 2017	3,297	3,369
Fannie Mae 6.00% 2017	1,249	1,276
Fannie Mae 5.00% 2018	27,113	26,905
Fannie Mae 5.00% 2018	5,260	5,220
Fannie Mae 5.00% 2018	3,248	3,223
Fannie Mae 5.50% 2018	29,076	29,278
Fannie Mae 11.00% 2018	778	898
Fannie Mae 5.50% 2019	5,210	5,247
Fannie Mae 11.00% 2020	332	371
Fannie Mae 10.50% 2022	687	769
Fannie Mae, Series 2001-4, Class NA, 11.87% 2025[3]	878	990
Fannie Mae 7.00% 2026	515	541
Fannie Mae 8.50% 2027	160	174
Fannie Mae 8.50% 2027	130	141
Fannie Mae 8.50% 2027	75	81
Fannie Mae 8.50% 2027	59	64
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	1,919	2,008
Fannie Mae 7.50% 2030	310	326
Fannie Mae 7.50% 2030	134	140
Fannie Mae 6.50% 2031	1,633	1,680
Fannie Mae 6.50% 2031	583	600
Fannie Mae 7.00% 2031	381	397
Fannie Mae 7.50% 2031	490	514
Fannie Mae 7.50% 2031	327	343
Fannie Mae, Series 2001-20, Class D, 11.061% 2031[3]	163	185
Fannie Mae 5.50% 2032	5,833	5,795
Fannie Mae 6.50% 2032	2,127	2,187
Fannie Mae 6.50% 2032	1,430	1,470
Fannie Mae 5.50% 2033	36,436	36,180
Fannie Mae 6.50% 2033	16,870	17,342
Fannie Mae 6.00% 2034	42,669	43,090
Fannie Mae 6.00% 2034	40,552	40,966
Fannie Mae 6.00% 2034	22,257	22,477
Fannie Mae 6.00% 2034	21,735	21,943
Fannie Mae 6.00% 2034	19,792	19,982
Fannie Mae 6.00% 2034	13,540	13,669
Fannie Mae 6.00% 2034	11,669	11,781
Fannie Mae 6.00% 2034	3,786	3,822
Fannie Mae 6.00% 2034	3,144	3,177
Fannie Mae 5.00% 2035	10,903	10,562
Fannie Mae 5.00% 2035	5,466	5,295
Fannie Mae 5.50% 2035	30,501	30,210
Fannie Mae 5.50% 2035	30,000	29,714
Fannie Mae 5.50% 2035	20,000	19,809
Fannie Mae 5.50% 2035	19,711	19,547
Fannie Mae 6.00% 2035	20,083	20,275
Fannie Mae 6.00% 2035	11,660	11,770
Fannie Mae 6.00% 2035	4,995	5,042
Fannie Mae 6.00% 2035	899	908
Fannie Mae 6.00% 2035	791	799
Fannie Mae 5.50% 2036	53,676	53,148
Fannie Mae 6.00% 2036	2,240	2,260
Fannie Mae, Series 2003-W10, Class 1A-2B, 3.112% 2037	5,417	5,394
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	1,265	1,308
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	1,150	1,197
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	1,723	1,798
Freddie Mac, Series H009, Class A-2, 1.876% 2008[3]	181	180
Freddie Mac 8.50% 2008	7	8
Freddie Mac, Series SF02, Class GC, 2.64% 2009	10,000	9,701
Freddie Mac 4.00% 2015	61,325	58,663
Freddie Mac, Series 2310, Class B, 9.945% 2015[3]	371	408
Freddie Mac 5.00% 2018	29,398	29,191
Freddie Mac 10.00% 2018	603	680
Freddie Mac 8.50% 2020	447	481
Freddie Mac 8.50% 2020	50	54
Freddie Mac 6.50% 2032	568	584
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	6,798	7,104
Freddie Mac 5.00% 2035	55,500	53,725
Freddie Mac 5.00% 2035	55,146	53,382
Freddie Mac 5.00% 2035	17,576	17,013
Freddie Mac 5.00% 2035	5,766	5,582
Freddie Mac 5.50% 2035	27,597	27,347
Freddie Mac 5.50% 2035	27,558	27,308
Freddie Mac, Series 3061, Class PN, 5.50% 2035	20,766	20,921
Freddie Mac 6.00% 2036	160,495	162,037
Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1-A-1, 6.00% 2034	17,777	17,765
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 4.326% 2035[3]	27,700	27,596
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	87,039	87,047
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	29,254	29,006
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	28,871	28,896
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	25,000	25,038
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	24,867	24,932
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	20,677	20,467
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	37,661	37,666
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	35,363	35,471
CS First Boston Mortgage Securities Corp., Series 2004-HC1, Class A-1, 4.769% 2021[2,3]	17,141	17,141
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	6,839	6,887
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	6,221	6,257
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	5,920	6,011
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	7,215	7,378
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.69% 2034[3]	5,403	5,332
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	3,875	3,929
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	14,140	14,128
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	6,043	6,167
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class A-1, 4.627% 2035	262	262
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035	28,300	29,719
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	25,120	25,355
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	93,660	98,382
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A-4, 4.801% 2036	17,585	17,211
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-1, 4.637% 2037	1,278	1,275
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	16,045	16,855
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-2, 3.88% 2039	13,000	12,513
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	5,000	4,793
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040	30,875	30,990
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040	8,044	8,288
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	23,108	22,675
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	45,625	45,467
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	54,060	54,009
Residential Accredit Loans, Inc., Series 2005-QS4, Class A-3, 5.50% 2035	48,000	47,358
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC1, Class A-2, 6.001% 2033	4,430	4,454
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-2, 3.89% 2037	10,000	9,737
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	8,935	8,788
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.334% 2037[3]	25,000	25,288
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A-3, 5.376% 2037	10,680	10,817
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	18,546	17,954
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	15,000	14,809
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-SB, 4.824% 2042	25,000	24,592
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042	5,000	4,927
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	28,000	27,587
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 3.992% 2033[3]	13,197	12,912
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.131% 2033[3]	4,892	4,847
Bear Stearns ARM Trust, Series 2003-9, Class III-A-3, 4.357% 2034[3]	28,240	27,544
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 4.404% 2034[3]	24,145	23,701
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.982% 2034[3]	18,998	18,796
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[3]	20,000	19,523
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	84,500	89,312
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class F, 7.787% 2036[3]	4,000	4,231
GMAC Commercial Mortgage Securities, Inc., Series 2002-C2, Class A-2, 5.389% 2038	5,498	5,551
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.70% 2034[3]	51,885	51,422
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 4-A-1, 5.50% 2035	46,045	45,637
GE Capital Commercial Mortgage Corp., Series 2002-2, Class A-3, 5.349% 2036	10,000	10,117
GE Capital Commerical Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	39,110	38,221
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045	45,575	46,286
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.471% 2033[3]	4,642	4,562
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.727% 2033[3]	4,920	4,846
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.852% 2033[3]	18,722	18,595
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.184% 2034[3]	17,122	17,085
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.778% 2035[3]	37,917	37,947
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[2]	65,800	64,441
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[2]	10,200	9,960
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[2]	7,550	7,358
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	19,500	20,590
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035	2,666	2,697
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	53,934	56,866
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A, 5.50% 2019	5,736	5,743
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[3]	6,976	6,831
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[3]	9,558	9,531
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.21% 2033[3]	4,011	3,998
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.456% 2033[3]	2,451	2,409
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229% 2034[3]	7,700	7,569
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.597% 2034[3]	15,521	15,248
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 4.639% 2045[3]	26,455	26,455
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	27,009	27,943
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030	4,375	4,496
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	40,640	43,704
Banc of America Commercial Mortgage Inc., Series 2002-PB2, Class A-4, 6.186% 2035	4,350	4,582
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	49,685	52,453
Banc of America Commercial Mortgage Inc., Series 2003-2, Class A-1, 3.411% 2041	18,399	17,851
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class A-1, 6.80% 2031	2,364	2,395
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032	3,050	3,308
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	17,372	16,940
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	13,205	13,986
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	38,000	37,461
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-1, 4.061% 2041	11,306	11,117
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	32,750	31,995
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	27,000	26,702
Government National Mortgage Assn. 9.00% 2009	1,073	1,110
Government National Mortgage Assn. 6.00% 2014	833	856
Government National Mortgage Assn. 5.50% 2017	3,902	3,957
Government National Mortgage Assn. 10.00% 2020	567	649
Government National Mortgage Assn. 10.00% 2021	1,025	1,177
Government National Mortgage Assn. 4.00% 2035[3]	29,027	28,420
Government National Mortgage Assn. 4.00% 2035[3]	8,925	8,717
Government National Mortgage Assn. 4.00% 2035[3]	8,766	8,561
Morgan Stanley Capital I, Inc., Series 1997-HF1, Class B, 7.33% 2029[2]	745	746
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031	10,000	10,379
Morgan Stanley Capital I, Inc., Series 2004-RR2, Class A-1, 4.39% 2033[2]	32,535	31,972
Washington Mutual Securities Corp., WMALT Series 2005-1, Class 5-A-1, 6.00% 2020	24,279	24,453
Washington Mutual Securities Corp., Series 2005-AR1, Class A-1-A, 4.639% 2035[3]	17,249	17,243
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	40,121	40,119
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	6,519	6,985
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.605% 2034[3]	31,220	30,512
Residential Asset Mortgage Products Trust, Series 2004-RS3, Class A-I-2, 3.052% 2029	6,641	6,604
Residential Asset Mortgage Products Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[3]	8,500	8,369
Residential Asset Mortgage Products Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	9,000	8,833
Residential Asset Mortgage Products Trust, Series 2003-RS9, Class A-I-7, 5.06% 2033	13,381	13,256
Wells Fargo Mortgage-backed Securities Trust, Series 2003-B, Class A-1, 4.15% 2033[3]	5,332	5,235
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 4.11% 2035[3]	30,000	29,031
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 6.058% 2035[3]	31,922	32,162
Morgan Stanley Dean Witter Capital I Trust, Series 2002-HQ, Class A-2, 6.09% 2034	9,029	9,165
Morgan Stanley Dean Witter Capital I Trust, Series 2002-IQ2, Class A-2, 5.16% 2035	5,948	5,960
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	9,000	9,310
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	4,372	4,227
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.952% 2035[3]	24,256	24,000
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032	3,361	3,457
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	9,869	10,024
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 6.141% 2034	8,810	9,262
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	19,355	20,949
SBA CMBS Trust, Series 2005-1A, 5.369% 2035[2]	16,250	16,242
SBA CMBS Trust, Series 2005-1D, 6.219% 2035[2]	4,000	3,996
Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1, 3.734% 2033[3]	7,595	7,396
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033[3]	7,454	7,390
Banc of America Mortgage Securities Trust, Series 2004-A, Class 2-A-2, 4.119% 2034[3]	5,428	5,328
Tower Ventures, LLC, Series 2004-1, Class A, 3.711% 2034[2]	20,609	19,845
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	3,750	4,127
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-4, 6.462% 2031	13,185	14,090
Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.206% 2033	12,702	12,861
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033	4,000	4,212
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	39,825	37,366
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011[2]	16,815	16,839
Prudential Mortgage Capital Funding, LLC, Series ROCK 2001-C1, Class A-2, 6.605% 2034	15,555	16,598
Residential Asset Securitization Trust, Series 2005-A6CB, Class A-7, 6.00% 2035	14,686	14,801
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 5.17% 2045[3]	13,794	13,934
Meristar Commercial Mortgage Trust, Series 1999-C1, Class A-1, 7.28% 2016[2]	5,119	5,354
Meristar Commercial Mortgage Trust, Series 1999-C1, Class B, 7.90% 2016[2]	7,750	8,499
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.215% 2030[3]	10,000	10,476
Residential Funding Mortgage Securities I, Inc., Series 2004-SA1, Class A-II, 4.334% 2034[3]	7,773	7,608
LB Commercial Mortgage Trust, Series 1998-C1, Class A-3, 6.48% 2030	6,821	6,978
Hilton Hotel Pool Trust, Series 2000-HLTA, Class A-1, 7.055% 2015[2]	6,055	6,369
Host Marriott Pool Trust, Series 1999-HMTA, Class A, 6.98% 2015[2]	5,233	5,419
Mastr Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	4,461	4,425
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	3,750	3,905
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	3,419	3,413
Chase Manhattan Bank — First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class C, 7.625% 2031	3,000	3,255
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030	2,332	2,349
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.582% 2027[2,3]	1,772	1,796
		3,884,056

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 7.37%
U.S. Treasury 2.50% 2006	$50,000	$49,637
U.S. Treasury 2.625% 2006	40,000	39,391
U.S. Treasury 3.50% 2006	500,000	496,055
U.S. Treasury 6.875% 2006	15,000	15,136
U.S. Treasury 3.125% 2007	40,000	39,312
U.S. Treasury 3.75% 2007	100,000	99,156
U.S. Treasury 3.875% 2007	100,000	99,188
U.S. Treasury 6.25% 2007	200,000	203,844
U.S. Treasury 6.625% 2007	150,000	154,359
U.S. Treasury 2.625% 2008	50,000	48,031
U.S. Treasury 3.625% 2008[5]	86,300	88,662
U.S. Treasury 4.75% 2008	20,000	20,192
U.S. Treasury 5.625% 2008	250,000	256,835
U.S. Treasury 3.625% 2009	512,500	500,087
U.S. Treasury 0.875% 2010[5]	21,027	19,994
U.S. Treasury 5.75% 2010	50,000	52,922
U.S. Treasury 3.50% 2011[5]	28,610	30,587
U.S. Treasury 5.00% 2011	25,000	25,746
U.S. Treasury 3.375% 2012[5]	67,302	72,414
U.S. Treasury 4.875% 2012	126,250	129,644
U.S. Treasury 10.375% 2012	8,000	8,835
U.S. Treasury 4.25% 2013	25,000	24,781
U.S. Treasury 2.00% 2014[5]	52,549	52,289
U.S. Treasury 9.25% 2016	65,000	90,106
U.S. Treasury 8.875% 2017	110,000	152,952
U.S. Treasury 6.25% 2023	88,500	105,703
U.S. Treasury 2.375% 2025[5]	52,833	55,740
U.S. Treasury 6.875% 2025	333,750	430,067
U.S. Treasury 5.25% 2029	15,000	16,371
Freddie Mac 4.125% 2009	5,000	4,899
Freddie Mac 4.125% 2010	224,100	218,471
Freddie Mac 5.75% 2010	€3,000	3,946
Freddie Mac 6.25% 2012	$5,000	5,064
Federal Agricultural Mortgage Corp. 4.25% 2008	92,500	91,254
Federal Home Loan Bank 3.70% 2007	28,000	27,527
Federal Home Loan Bank 5.823% 2009	45,000	46,380
Fannie Mae 5.25% 2012	45,000	45,409
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp.,
Series 2000-044-A, 3.74% 2015[4]	10,161	9,721
		3,830,707

FINANCIALS — 4.15%
AIG SunAmerica Global Financing XII 5.30% 2007[2]	3,000	3,017
AIG SunAmerica Global Financing VII 5.85% 2008[2]	7,750	7,918
American General Finance Corp., Series I, 4.875% 2012	10,000	9,782
American General Finance Corp., Series I, 5.40% 2015	7,500	7,490
American International Group 5.05% 2015[2]	10,000	9,833
International Lease Finance Corp. 3.75% 2007	3,235	3,177
International Lease Finance Corp. 4.35% 2008	19,500	19,154
International Lease Finance Corp., Series O, 4.55% 2009	15,000	14,824
International Lease Finance Corp. 5.00% 2010	13,765	13,704
International Lease Finance Corp. 5.00% 2012	10,000	9,853
International Lease Finance Corp. 5.875% 2013	12,850	13,317
ILFC E-Capital Trust I 5.90% 2065[2,3]	15,000	15,075
Household Finance Corp. 6.50% 2008	7,000	7,290
Household Finance Corp. 4.125% 2009	20,000	19,327
Household Finance Corp. 4.75% 2009	7,500	7,424
Household Finance Corp. 6.375% 2011	17,500	18,521
Household Finance Corp. 6.75% 2011	5,000	5,372
Household Finance Corp. 6.375% 2012	21,000	22,345
Household Finance Corp. 7.00% 2012	5,000	5,476
HSBC Finance Corp. 4.625% 2010	13,000	12,746
Midland Bank 5.00% Eurodollar note (undated)[3]	4,000	3,400
USA Education, Inc. 5.625% 2007	31,995	32,196
SLM Corp., Series A, 3.95% 2008	7,500	7,322
SLM Corp., Series A, 4.00% 2009	8,000	7,791
SLM Corp., Series A, 4.50% 2010	25,750	25,235
SLM Corp., Series A, 5.375% 2013	13,000	13,200
SLM Corp., Series A, 5.375% 2014	10,000	10,117
Washington Mutual, Inc. 5.625% 2007	4,750	4,777
Washington Mutual, Inc. 4.375% 2008	7,500	7,414
Washington Mutual, Inc. 4.00% 2009	17,500	16,985
Washington Mutual, Inc. 4.20% 2010	26,250	25,440
Washington Mutual, Inc. 4.45% 2010[3]	12,000	12,025
Washington Mutual, Inc. 5.00% 2012	4,000	3,958
Washington Mutual, Inc. 5.25% 2017	17,500	17,030
Washington Mutual Bank, FA 6.875% 2011	5,000	5,408
CIT Group Inc. 3.65% 2007	16,280	15,922
CIT Group Inc. 5.50% 2007	10,000	10,103
CIT Group Inc. 7.375% 2007	11,500	11,838
CIT Group Inc. 4.00% 2008	4,000	3,915
CIT Group Inc. 3.375% 2009	18,000	17,140
CIT Group Inc. 6.875% 2009	11,500	12,209
CIT Group Inc. 7.75% 2012	18,500	21,008
Prudential Financial, Inc. 4.104% 2006	13,000	12,917
Prudential Insurance Co. of America 6.375% 2006[2]	3,075	3,100
PRICOA Global Funding I, Series 2003-2, 3.90% 2008[2]	16,500	16,044
PRICOA Global Funding I, Series 2004-4, 4.35% 2008[2]	14,000	13,810
PRICOA Global Funding I 4.20% 2010[2]	16,000	15,546
Prudential Holdings, LLC, Series C, 8.695% 2023[2,4]	19,500	24,777
J.P. Morgan Chase & Co. 4.50% 2010	10,000	9,788
J.P. Morgan Chase & Co. 6.625% 2012	4,500	4,855
J.P. Morgan Chase & Co. 5.75% 2013	4,000	4,131
J.P. Morgan Chase & Co. 4.891% 2015	40,000	39,603
Bank One Corp. 4.90% 2015	12,000	11,677
Chase Capital II, Global Floating Rate Capital Securities, Series B, 4.75% 2027[3]	7,500	7,105
JPM Capital Trust I, cumulative capital securities trust, 7.54% 2027	2,750	2,905
CNA Financial Corp. 5.85% 2014	63,000	63,559
CNA Financial Corp. 7.25% 2023	13,000	14,358
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[2,3]	47,750	49,701
Société Générale 7.85% (undated)[2,3]	25,000	25,819
XL Capital Finance (Europe) PLC 6.50% 2012	3,015	3,189
Mangrove Bay Pass Through Trust 6.102% 2033[2,3]	69,635	69,333
HBOS PLC, Series B, 5.92% (undated)[2,3]	49,000	49,545
HBOS PLC 6.413% (undated)[2]	15,000	15,225
Bank of Scotland 7.00% (undated)[2,3]	4,225	4,360
EOP Operating LP 7.75% 2007	6,500	6,812
EOP Operating LP 6.75% 2008	10,495	10,856
EOP Operating LP 4.65% 2010	29,500	28,613
EOP Operating LP 8.10% 2010	3,750	4,146
EOP Operating LP 6.75% 2012	4,125	4,383
EOP Operating LP 4.75% 2014	7,500	7,099
ACE INA Holdings Inc. 5.875% 2014	33,000	34,193
ACE Capital Trust II 9.70% 2030	13,055	18,216
Liberty Mutual Group Inc. 6.50% 2035[2]	52,590	51,473
Developers Diversified Realty Corp. 3.875% 2009	16,500	15,860
Developers Diversified Realty Corp. 4.625% 2010	23,150	22,448
Developers Diversified Realty Corp. 5.50% 2015	13,000	12,876
Monumental Global Funding Trust II, Series 2001-B, 6.05% 2006[2]	5,000	5,003
Monumental Global Funding Trust II, Series 2003-F, 3.45% 2007[2]	15,000	14,618
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007[2]	21,000	21,037
Monumental Global Funding II, Series 2004-B, 3.90% 2009[2]	10,000	9,677
Allstate Financial Global Funding LLC 5.25% 2007[2]	6,000	6,015
Allstate Financial Global Funding LLC 4.25% 2008[2]	26,225	25,793
Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009	15,000	14,800
Capital One Bank 6.875% 2006	15,000	15,024
Capital One Bank 4.875% 2008	20,000	19,930
Capital One Financial Corp. 5.50% 2015	10,000	9,960
ReliaStar Financial Corp. 8.00% 2006	9,250	9,456
ING Security Life Institutional Funding 2.70% 2007[2]	25,000	24,304
ING Groep NV 5.775% (undated)[3]	10,300	10,459
Citigroup Inc. 4.25% 2009	7,000	6,853
Citigroup Inc. 4.125% 2010	20,000	19,448
Citigroup Inc. 4.625% 2010	10,000	9,872
Genworth Financial, Inc. 4.641% 2007[3]	22,000	22,050
Genworth Financial, Inc. 4.75% 2009	13,795	13,682
United Dominion Realty Trust, Inc. 6.50% 2009	17,375	18,125
United Dominion Realty Trust, Inc. 5.00% 2012	13,500	13,166
Kimco Realty Corp., Series C, 4.82% 2011	15,000	14,782
Kimco Realty Corp. 6.00% 2012	2,750	2,875
Kimco Realty Corp., Series C, 4.82% 2014	13,000	12,554
Simon Property Group, LP 4.875% 2010	20,000	19,743
Simon Property Group, LP 4.875% 2010	5,500	5,434
Simon Property Group, Inc. 5.375% 2011[2]	5,000	5,018
ProLogis Trust 7.05% 2006	4,000	4,034
ProLogis Trust 5.50% 2013	5,000	5,053
ProLogis Trust 5.625% 2015[2]	20,000	20,158
Willis North America Inc. 5.625% 2015	24,850	24,886
U.S. Bancorp 4.40% 2008	25,000	24,764
BNP Paribas 5.186% noncumulative (undated)[2,3]	25,000	24,298
John Hancock Global Funding II, Series 2002-G, 5.00% 2007[2]	10,000	10,002
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[2]	14,000	13,448
Bank of America Corp. 4.375% 2010	11,000	10,743
BankAmerica Capital III, BankAmerica Corp., Series 3, 4.72% 2027[3]	12,500	12,121
Barclays Bank PLC 8.55% (undated)[2,3]	19,725	22,781
Nationwide Life Insurance Co. 5.35% 2007[2]	6,000	6,016
North Front Pass Through Trust 5.81% 2024[2,3]	10,000	10,027
Nationwide Mutual Insurance Co. 7.875% 2033[2]	5,000	6,075
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008	21,000	20,651
Assurant, Inc. 5.625% 2014	20,000	20,289
Hospitality Properties Trust 6.75% 2013	18,345	19,572
Metropolitan Life Global Funding I, Series 2004-10, 3.375% 2007[2]	20,000	19,485
Westfield Capital Corp. Ltd. and WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[2]	20,000	19,380
iStar Financial, Inc. 5.375% 2010	8,250	8,184
iStar Financial, Inc. 6.05% 2015	11,000	11,111
Countrywide Home Loans, Inc., Series M, 4.125% 2009	15,000	14,461
Countrywide Home Loans, Inc., Series L, 4.00% 2011	5,000	4,710
New York Life Global Funding 3.875% 2009[2]	13,500	13,116
New York Life Global Funding 4.625% 2010[2]	5,000	4,953
Archstone-Smith Operating Trust 5.625% 2014	17,750	18,065
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	18,000	17,989
MBNA Corp., Series F, 5.00% 2010	5,000	5,004
MBNA America Bank, National Association 7.125% 2012	7,650	8,564
MBNA Corp., Series F, 6.125% 2013	3,500	3,717
Downey Financial Corp. 6.50% 2014	16,880	16,961
Resona Bank, Ltd. 5.85% (undated)[2,3]	15,000	14,965
American Express Co. 4.75% 2009	15,000	14,913
Berkshire Hathaway Finance Corp. 4.125% 2010	5,000	4,863
Berkshire Hathaway Finance Corp. 4.75% 2012	10,000	9,899
Lazard Group LLC 7.125% 2015	12,875	13,543
Principal Life Insurance Co. 3.20% 2009	14,000	13,358
Federal Realty Investment Trust 6.125% 2007	4,000	4,064
Federal Realty Investment Trust 4.50% 2011	8,500	8,110
ERP Operating LP 4.75% 2009	11,490	11,366
Abbey National PLC 6.70% (undated)[3]	5,790	5,992
Abbey National PLC 7.35% (undated)[3]	4,500	4,581
United Energy Distribution Pty Ltd., AMBAC insured, 4.70% 2011[2]	10,000	9,878
Travelers Property Casualty Corp. 5.00% 2013	10,000	9,850
Principal Life Global Funding I 4.40% 2010[2]	10,000	9,734
First Industrial, LP 6.875% 2012	8,625	9,200
Weingarten Realty Investors, Series A, 5.263% 2012	9,000	9,119
National Westminster Bank PLC 7.75% (undated)[3]	7,000	7,315
City National Corp. 5.125% 2013	7,000	6,969
Bayerische Landesbank, Series F, 2.50% 2006	7,000	6,966
Zions Bancorporation 6.00% 2015	6,000	6,282
Wells Fargo & Co. 4.125% 2008	5,000	4,927
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[2,3]	4,000	4,252
Bank of Nova Scotia 4.25% 2085[3]	4,000	3,385
Den Norske CreditBank 4.656% (undated)[3]	3,000	2,658
Canadian Imperial Bank of Commerce 4.25% Eurodollar note 2085[3]	1,600	1,336
		2,156,221

ASSET-BACKED OBLIGATIONS[4]— 2.44%
Drivetime Auto Owner Trust, Series 2004-A, Class A-3, XLCA insured, 2.419% 2008[2]	14,646	14,465
Drivetime Auto Owner Trust, Series 2003-C, Class A-3, MBIA insured, 2.715% 2009[2]	8,150	8,085
Drivetime Auto Owner Trust, Series 2005-C, Class A-3, MBIA insured, 5.006% 2011[2]	20,000	20,091
Drive Auto Receivables Trust, Series 2004-1, Class A-4, MBIA insured, 4.14% 2010[2]	22,000	21,818
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012	28,125	27,557
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[2]	18,580	18,172
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[2]	42,500	42,565
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[2]	23,400	22,937
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009[2]	4,500	4,469
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2010[2]	8,000	7,763
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[2]	49,500	49,301
CWABS, Inc., Series 2004-12, Class 2-AV-2, 4.659% 2033[3]	7,556	7,569
CWABS, Inc., Series 2004-10, Class AF-6, 4.485% 2034	16,000	15,384
CWABS, Inc., Series 2004-15, Class 2-AV-2, 4.649% 2034[3]	27,906	27,970
CWABS, Inc., Series 2004-BC1, Class M-1, 4.879% 2034[3]	14,000	14,040
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	49,425	48,838
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	12,500	13,480
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	9,857	9,914
Residential Asset Securities Corp. Trust, Series 2004-KS9, Class A-I-4, FGIC insured, 4.61% 2034	10,000	9,873
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 4.679% 2033[3]	1,137	1,138
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033	8,500	8,402
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 4.609% 2035[3]	23,000	23,025
Long Beach Acceptance Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 2.841% 2010[3]	10,000	9,747
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-4, FSA insured, 3.777% 2011	17,150	16,823
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	14,000	13,834
Long Beach Mortgage Loan Trust, Series 2004-A, Class M-1, 4.879% 2024[3]	10,558	10,578
Wells Fargo Home Equity Trust, Series 2004-2, Class AI-5, 4.89% 2028	48,600	47,398
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured, 5.25% 2034	10,000	10,000
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-6, FGIC insured, 5.65% 2034	34,977	35,289
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009[2]	1,817	1,776
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009[2]	572	568
CPS Auto Receivables Trust, Series 2003-D, Class A-2, FSA insured, 3.56% 2010[2]	9,998	9,836
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[2]	13,049	12,888
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[2]	18,000	18,001
Bear Stearns Asset-backed Securities I Trust, Series 2004-HE11, Class I-A-2, 4.679% 2033[3]	9,500	9,520
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 4.879% 2035[3]	27,944	28,014
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[2]	36,837	36,522
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011[2]	36,230	35,554
Morgan Stanley ABS Capital I, Inc., Series 2004-OP1, Class A-2B, 4.669% 2034[3]	17,000	17,033
Morgan Stanley ABS Capital I, Inc., Series 2004-NC3, Class M-1, 4.909% 2034[3]	15,000	15,049
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010	15,000	14,837
AmeriCredit Automobile Receivables Trust, Series 2004-A-F, Class A-4, FSA insured, 2.87% 2011	16,044	15,608
Ameriquest Mortgage Securities Inc., Series 2004-R4, Class M-1, 4.929% 2034[3]	30,000	30,252
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[2]	29,550	29,544
First Investors Auto Owners Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011[2]	6,986	6,836
First Investors Auto Owners Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[2]	20,000	19,856
Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009	25,500	24,922
Chase Issuance Trust, Series 2005-7, Class A, 4.55% 2013	20,250	20,022
Providian Gateway Master Trust, Series 2004-DA, Class A, 3.35% 2011[2]	20,400	19,919
Honda Auto Receivables Owner Trust, Series 2005-4, Class A-4. 4.60% 2010	20,000	19,800
American Express Credit Account Master Trust, Series 2005-5, Class A, 4.409% 2013[3]	19,500	19,512
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 4.67% 2019[2,3]	18,042	18,042
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010	3,082	3,062
WFS Financial Owner Trust, Series 2004-1, Class C, 2.49% 2011	2,696	2,637
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011	12,000	11,693
Net Lease Funding LP, Series 2005-1, Class A-A1, MBIA insured, 4.258% 2014[2]	17,065	16,713
PG Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	16,076	16,260
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[2]	15,000	14,810
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	14,705	14,445
Chase Credit Card Owner Trust, Series 2003-4, Class B, 5.019% 2016[3]	14,000	14,346
Advanta Business Card Master Trust, Series 2005-A3, Class A, 4.70% 2011	14,250	14,183
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 4.779% 2034[3]	7,436	7,492
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 4.979% 2034[3]	5,897	5,920
Prestige Auto Receivables Trust, Series 2003-1, Class A-2, FSA insured, 2.41% 2010[2]	1,493	1,474
Prestige Auto Receivables Trust, Series 2004-1, Class A-2, FSA insured, 3.69% 2011[2]	11,813	11,667
Park Place Securities, Inc., Series 2005-WHQ3, Class A-2-A, 4.459% 2035[3]	12,512	12,510
Home Equity Asset Trust, Series 2004-2, Class M-1, 4.909% 2034[3]	11,000	11,040
Hyundai Auto Receivables Trust, Series 2002-A, Class C, 3.91% 2009[2]	10,500	10,428
Capital One Auto Finance Trust, Series 2004-B, Class A-3, MBIA insured, 2.96% 2009	10,000	9,892
Merrill Lynch Mortgage Investors, Inc., Series 2002-NC1, Class M-1, 5.079% 2033[3]	4,965	4,980
Merrill Lynch Mortgage Investors, Inc., Series 2002-NC1, Class M-2, 5.579% 2033[3]	3,610	3,623
MMCA Auto Owner Trust, Series 2001-4, Class B, 4.84% 2008	212	212
MMCA Auto Owner Trust, Series 2002-4, Class A-4, 3.05% 2009	3,756	3,724
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010	4,273	4,264
CitiFinancial Mortgage Securities Inc., Series 2003-3, Class AF-5, 4.553% 2033	8,000	7,812
World Financial Network Credit Card Master Note Trust, Series 2004-A, Class B, 4.869% 2013[3]	7,000	7,057
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009	6,743	6,875
UPFC Auto Receivables Trust, Series 2004-A, Class A-3, AMBAC insured, 3.27% 2010	6,150	6,067
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023	6,000	6,016
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 4.689% 2035[3]	6,000	6,010
Saxon Asset Securities Trust, Series 2004-2, Class AF-5, 4.99% 2035	5,850	5,843
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010	5,299	5,293
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 5.069% 2010[2,3]	5,000	5,035
Centex Home Equity Loan Trust, Series 2003-C, Class AF-6, 4.81% 2033	5,000	4,958
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011[2]	4,636	4,843
Structured Asset Investment Loan Trust, Series 2004-BNC2, Class A-4, 4.699% 2034[3]	4,450	4,459
Household Private Label Credit Card Master Note Trust I, Series 2002-1, Class B, 4.919% 2011[3]	4,000	4,011
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008	3,713	3,707
California Infrastructure and Economic Development Bank, Special Purpose Trust, SCE-1,
Series 1997-1, Class A-6, 6.38% 2008	900	908
California Infrastructure and Economic Development Bank, Special Purpose Trust, PG&E-1,
Series 1997-1, Class A-7, 6.42% 2008	2,081	2,098
Triad Automobile Receivables Trust, Series 2002-1, Class A-3, AMBAC insured, 3.00% 2009[2]	1,741	1,727
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29% 2009[2]	1,738	1,720
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 2009[2]	1,701	1,682
New South Motor Vehicle Trust, Series 2002-A, Class A-3, AMBAC insured, 3.03% 2010	1,178	1,177
		1,267,109

CONSUMER DISCRETIONARY — 2.35%
Residential Capital Corp. 5.67% 2008[3]	14,500	14,531
Residential Capital Corp. 6.375% 2010	16,500	16,782
General Motors Corp. 7.20% 2011	30,000	21,225
General Motors Acceptance Corp. 5.22% 2007[3]	25,000	23,622
General Motors Acceptance Corp. 6.875% 2011	55,000	50,214
General Motors Acceptance Corp. 7.25% 2011	5,000	4,601
General Motors Acceptance Corp. 7.00% 2012	48,500	44,038
General Motors Acceptance Corp. 6.61% 2014[3]	15,000	13,528
Ford Motor Credit Co. 6.75% 2008	2,700	2,447
Ford Motor Credit Co. 5.80% 2009	6,000	5,238
Ford Motor Credit Co. 7.375% 2009	75,000	66,570
Ford Motor Credit Co. 5.72% 2010[3]	5,000	4,359
Ford Motor Credit Co. 7.875% 2010	58,000	52,241
Ford Motor Credit Co. 7.375% 2011	17,500	15,355
Comcast Cable Communications, Inc. 8.375% 2007	19,000	19,820
Comcast Cable Communications, Inc. 6.875% 2009	13,000	13,665
Comcast Corp. 5.45% 2010	25,000	25,176
Comcast Corp. 5.85% 2015	13,000	13,192
Comcast Corp. 6.50% 2015	20,750	21,967
Comcast Corp. 7.05% 2033	9,250	10,018
TCI Communications, Inc. 8.75% 2015	2,670	3,241
Toll Brothers, Inc. 6.875% 2012	11,750	12,359
Toll Brothers, Inc. 4.95% 2014	35,000	32,485
Toll Brothers Finance Corp. 5.15% 2015[2]	39,000	36,213
AOL Time Warner Inc. 6.875% 2012	56,500	60,220
AOL Time Warner Inc. 7.625% 2031	13,000	14,520
Clear Channel Communications, Inc. 6.00% 2006	2,000	2,017
Clear Channel Communications, Inc. 4.625% 2008	15,000	14,801
Clear Channel Communications, Inc. 7.65% 2010	915	980
Clear Channel Communications, Inc. 5.75% 2013	10,000	9,818
Clear Channel Communications, Inc. 5.50% 2014	20,000	19,170
Chancellor Media Corp. of Los Angeles 8.00% 2008	20,750	22,074
Cox Communications, Inc. 7.75% 2006	10,000	10,145
Cox Communications, Inc. 4.625% 2010	25,000	24,223
Cox Communications, Inc. 7.75% 2010	15,000	16,262
Cox Communications, Inc. 5.45% 2014	15,500	15,151
May Department Stores Co. 3.95% 2007	20,500	20,165
May Department Stores Co. 4.80% 2009	43,000	42,434
Pulte Homes, Inc. 4.875% 2009	21,625	21,200
Pulte Homes, Inc. 7.875% 2011	10,000	10,998
Pulte Homes, Inc. 6.25% 2013	5,000	5,101
Pulte Homes, Inc. 5.20% 2015	10,000	9,424
Pulte Homes, Inc. 7.875% 2032	10,250	11,493
DaimlerChrysler North America Holding Corp. 6.40% 2006	7,065	7,101
DaimlerChrysler North America Holding Corp. 4.75% 2008	10,000	9,913
DaimlerChrysler North America Holding Corp. 7.20% 2009	3,000	3,175
DaimlerChrysler North America Holding Corp. 4.875% 2010	7,250	7,086
DaimlerChrysler North America Holding Corp. 7.75% 2011	13,160	14,414
DaimlerChrysler North America Holding Corp. 6.50% 2013	9,155	9,600
Viacom Inc. 5.625% 2007	7,500	7,542
Viacom Inc. 7.70% 2010	8,000	8,644
Viacom Inc. 6.625% 2011	20,000	20,853
Viacom Inc. 5.625% 2012	10,000	9,942
Centex Corp. 4.75% 2008	10,000	9,900
Centex Corp. 5.25% 2015	38,500	36,639
Harrah’s Operating Co., Inc. 5.50% 2010	27,315	27,331
Harrah’s Operating Co., Inc. 5.75% 2017	14,000	13,655
Hyatt Equities, LLC 6.875% 2007[2]	22,760	23,229
American Honda Finance Corp. 5.125% 2010[2]	20,500	20,584
Univision Communications Inc. 2.875% 2006	10,000	9,841
Univision Communications Inc. 3.875% 2008	2,700	2,597
Univision Communications Inc. 7.85% 2011	7,000	7,712
Cox Radio, Inc. 6.625% 2006	17,495	17,525
Liberty Media Corp. 8.50% 2029	3,665	3,648
Liberty Media Corp. 8.25% 2030	14,055	13,842
Thomson Corp. 5.50% 2035	17,300	16,756
Seminole Tribe of Florida 5.798% 2013[2,4]	16,750	16,691
Marriott International, Inc., Series F, 4.625% 2012	14,945	14,404
News America Inc. 5.30% 2014	8,750	8,700
Carnival Corp. 3.75% 2007	5,000	4,890
MDC Holdings, Inc. 5.50% 2013	5,000	4,851
Gannett Co., Inc. 6.375% 2012	4,000	4,155
Lennar Corp. 5.95% 2013	4,000	4,032
Tribune Co. 4.875% 2010	3,750	3,661
Ryland Group, Inc. 5.375% 2012	2,750	2,646
		1,218,642

TELECOMMUNICATION SERVICES — 1.56%
Sprint Capital Corp. 7.625% 2011	21,000	23,182
Sprint Capital Corp. 6.875% 2028	5,000	5,480
Nextel Communications, Inc. 6.875% 2013	74,923	78,226
Nextel Communications, Inc. 7.375% 2015	58,862	62,167
SBC Communications Inc. 4.542% 2008[3]	13,750	13,781
SBC Communications Inc. 4.125% 2009	52,420	50,661
SBC Communications Inc. 6.25% 2011	10,000	10,466
SBC Communications Inc. 5.10% 2014	15,000	14,679
SBC Communications Inc. 5.625% 2016	25,000	25,203
SBC Communications Inc. 6.15% 2034	28,750	28,975
BellSouth Corp. 4.20% 2009	60,250	58,575
BellSouth Corp. 4.75% 2012	15,000	14,638
Verizon Global Funding Corp. 7.25% 2010	30,000	32,588
Verizon Global Funding Corp. 6.875% 2012	10,000	10,866
Verizon Florida Inc., Series F, 6.125% 2013	4,310	4,360
Verizon Global Funding Corp. 7.75% 2030	18,200	21,699
France Télécom 7.75% 2011[3]	61,500	68,765
Telecom Italia Capital SA, Series A, 4.00% 2008	20,000	19,409
Telecom Italia Capital SA 4.95% 2014	21,250	20,331
Telecom Italia Capital SA 5.25% 2015	22,000	21,408
Cingular Wireless LLC 5.625% 2006	5,000	5,037
AT&T Wireless Services, Inc. 7.875% 2011	12,170	13,670
AT&T Wireless Services, Inc. 8.125% 2012	27,730	32,080
Deutsche Telekom International Finance BV 5.25% 2013	30,000	29,887
Deutsche Telekom International Finance BV 8.75% 2030[3]	10,000	12,757
Koninklijke KPN NV 8.00% 2010	27,500	30,232
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006	27,375	27,471
Vodafone Group PLC 7.75% 2010	20,000	21,925
PCCW-HKT Capital Ltd. 8.00% 2011[2,3]	15,000	16,609
CenturyTel, Inc., Series M, 5.00% 2015	15,000	14,017
ALLTEL Corp. 4.656% 2007	13,500	13,443
Singapore Telecommunications Ltd. 6.375% 2011[2]	10,000	10,670
		813,257

INDUSTRIALS — 0.93%
General Electric Capital Corp., Series A, 5.00% 2007	20,000	20,045
General Electric Capital Corp., Series A, 5.375% 2007	7,000	7,046
General Electric Capital Corp., Series A, 3.50% 2008	13,000	12,634
General Electric Capital Corp., Series A, 6.00% 2012	8,000	8,437
General Electric Co. 5.00% 2013	23,000	23,022
Cendant Corp. 6.875% 2006	10,835	10,948
Cendant Corp. 6.25% 2008	11,750	11,968
Cendant Corp. 7.375% 2013	35,205	39,386
John Deere Capital Corp., Series D, 4.375% 2008	7,500	7,421
John Deere Capital Corp., Series D, 3.75% 2009	12,000	11,629
John Deere Capital Corp., Series D, 4.125% 2010	20,000	19,441
Deere & Co. 8.95% 2019	18,600	20,687
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[2,4]	29,773	31,215
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[2,4]	20,720	22,062
Union Pacific Railroad Co. Pass Through Trust, Series 2004-2, 5.214% 2014[2]	10,000	10,005
Union Pacific Railroad Co. Pass Through Trust, Series 2002-1, 6.061% 2023[4]	6,685	7,173
Union Pacific Railroad Co. Pass Through Trust, Series 2004-1, 5.404% 2025[4]	19,211	19,597
Hutchison Whampoa International Ltd. 7.00% 2011[2]	3,500	3,772
Hutchison Whampoa International Ltd. 6.50% 2013[2]	21,500	22,806
Hutchison Whampoa Finance Ltd., Series B, 7.45% 2017[2]	2,750	3,127
Northrop Grumman Corp. 4.079% 2006	25,000	24,812
Tyco International Group SA 6.125% 2008	8,000	8,171
Tyco International Group SA 6.375% 2011	15,250	15,858
Northwest Airlines, Inc., Series 2001-1, Class A-2, 6.841% 2012	3,000	2,908
Northwest Airlines, Inc., Series 1999-2, Class A, 7.575% 2020	5,364	5,404
Northwest Airlines, Inc., Series 1999-3, Class G, 7.935% 2020[4]	8,193	8,294
Northwest Airlines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.264% 2023[4]	1,841	1,874
Northwest Airlines, Inc., Series 2001-1, Class A-1, 7.041% 2023[4]	4,180	4,043
American Airlines, Inc., Series 2003-1, Class G, AMBAC insured, 3.857% 2012[4]	7,432	7,168
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[4]	8,163	8,420
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013	5,000	5,275
Raytheon Co. 4.85% 2011	20,000	19,820
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011	5,000	4,919
Continental Airlines, Inc., Series 1999-2, Class A-2, 7.056% 2011	3,085	3,170
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[4]	2,464	2,409
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[4]	2,007	2,001
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[4]	4,115	4,112
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[4]	1,773	1,803
Caterpillar Inc. 4.50% 2009	13,000	12,829
Southwest Airlines Co. 6.50% 2012	9,500	10,005
Southwest Airlines Co. 5.25% 2014	2,500	2,429
Canadian National Railway Co. 4.25% 2009	9,550	9,339
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-1, 5.943% 2022[4]	3,630	3,827
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[2,4]	1,914	1,925
		483,236

UTILITIES — 0.75%
Duke Capital LLC 4.331% 2006	9,700	9,635
Duke Capital Corp. 4.37% 2009	21,075	20,585
Duke Capital Corp. 6.25% 2013	10,000	10,429
Duke Capital Corp. 5.50% 2014	9,000	8,980
PSEG Power LLC 3.75% 2009	14,700	14,079
PSEG Power LLC 7.75% 2011	15,000	16,626
PSEG Power LLC 5.00% 2014	13,250	12,805
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007	6,250	6,275
Virginia Electric and Power Co., Series 2003-B, 4.50% 2010	3,500	3,416
Dominion Resources, Inc., Series 2002-D, 5.125% 2009	5,250	5,239
Dominion Resources, Inc., Series 2002-B, 6.25% 2012	23,250	24,357
Dominion Resources, Inc., Series E, 6.30% 2033	4,000	4,083
Pacific Gas and Electric Co., First Mortgage Bonds, 3.60% 2009	9,500	9,123
Pacific Gas and Electric Co., First Mortgage Bonds, 4.80% 2014	11,500	11,226
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	20,000	20,770
Exelon Corp. 4.45% 2010	20,000	19,363
Exelon Generation Co., LLC 6.95% 2011	19,520	21,071
Ameren Corp. 4.263% 2007	12,150	11,980
Cilcorp Inc. 8.70% 2009	13,000	14,455
Union Electric Co. 5.40% 2016	5,000	5,050
Scottish Power PLC 5.375% 2015	20,000	20,047
Consolidated Edison Co. of New York, Inc., Series 2004-C, 4.70% 2009	15,000	14,914
Consolidated Edison Co. of New York, Inc., Series 2005-C, 5.375% 2015	4,000	4,066
American Electric Power Co., Inc. 4.709% 2007[3]	7,500	7,456
Appalachian Power Co., Series G, 3.60% 2008	9,000	8,724
Southern California Edison, First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016	16,000	15,849
San Diego Gas & Electric Co., Series CCC, 5.30% 2015	15,000	15,205
SP PowerAssets Ltd. 3.80% 2008[2]	11,500	11,172
Oncor Electric Delivery Co. 6.375% 2012	8,600	9,081
Constellation Energy Group, Inc. 6.125% 2009	8,750	9,036
Alabama Power Co., Series U, 2.65% 2006	7,000	6,985
NiSource Finance Corp. 6.15% 2013	6,000	6,293
Kern River Funding Corp. 4.893% 2018[2,4]	6,214	6,104
Tri-State Generation and Transmission Association Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[2,4]	5,365	5,527
		390,006

MATERIALS — 0.55%
International Paper Co. 4.00% 2010	8,180	7,731
International Paper Co. 5.85% 2012	67,445	68,530
International Paper Co. 5.50% 2014	13,000	12,797
Norske Skogindustrier ASA 7.625% 2011[2]	22,950	24,603
Norske Skogindustrier ASA 6.125% 2015[2]	33,850	32,769
Norske Skogindustrier ASA 7.125% 2033[2]	11,800	11,390
Weyerhaeuser Co. 5.95% 2008	6,330	6,462
Weyerhaeuser Co. 6.75% 2012	19,330	20,543
Weyerhaeuser Co. 7.375% 2032	10,000	11,151
Alcan Inc. 5.20% 2014	35,000	34,672
ICI Wilmington, Inc. 5.625% 2013	20,000	19,939
Teck Cominco Ltd. 6.125% 2035	15,000	14,884
Temple-Inland Inc. 7.875% 2012	10,000	10,930
SCA Coordination Center NV 4.50% 2015[2]	6,750	6,105
Packaging Corp. of America 4.375% 2008	4,000	3,915
UPM-Kymmene Corp. 5.625% 2014[2]	1,800	1,794
		288,215

HEALTH CARE — 0.39%
Cardinal Health, Inc. 6.75% 2011	7,750	8,270
Cardinal Health, Inc. 4.00% 2015	50,000	44,959
Cardinal Health, Inc. 5.85% 2017	15,000	15,290
Wyeth 4.375% 2008[3]	10,000	9,891
Wyeth 5.50% 2016[2]	29,000	29,393
Aetna Inc. 7.375% 2006	24,486	24,584
Aetna Inc. 7.875% 2011	10,000	11,226
Amgen Inc. 4.00% 2009	21,000	20,382
Humana Inc. 7.25% 2006	14,900	15,044
Humana Inc. 6.30% 2018	1,000	1,056
UnitedHealth Group Inc. 3.75% 2009	15,000	14,526
Schering-Plough Corp. 5.55% 2013[3]	6,250	6,377
		200,998

ENERGY — 0.25%
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[2,4]	12,494	12,070
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,4]	22,000	21,874
Ras Laffan Liquefied Natural Gas III 5.838% 2027[2,4]	20,000	20,126
Devon Financing Corp., ULC 6.875% 2011	10,000	10,951
Devon Energy Corp. 7.95% 2032	20,750	26,845
Sunoco, Inc. 4.875% 2014	15,000	14,664
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 2010[2,4]	11,500	11,398
Pemex Finance Ltd. 9.69% 2009[4]	7,770	8,405
OXYMAR 7.50% 2016[2,4]	4,000	4,334
		130,667

INFORMATION TECHNOLOGY — 0.25%
Electronic Data Systems Corp. 7.125% 2009	12,500	13,293
Electronic Data Systems Corp., Series B, 6.50% 2013[3]	63,250	65,100
Electronic Data Systems Corp. 7.45% 2029	23,149	24,693
Motorola, Inc. 4.608% 2007	15,000	14,913
Motorola, Inc. 8.00% 2011	1,540	1,768
Motorola, Inc. 5.22% 2097	10,314	8,563
		128,330

MUNICIPALS — 0.24%
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2003-A1, 6.25% 2033	43,070	46,942
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	19,905	19,840
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	13,660	14,429
State of Louisiana, Tobacco Settlement Authority, Asset-backed Bonds, Series 2001-B, 5.50% 2030	10,835	11,094
State of California, Department of Water Resources, Power Supply Revenue Bonds, Series 2002-E, 4.33% 2006	9,040	9,027
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	7,032	7,012
Texas Public Finance Authority, Unemployment Compensation Obligation Assessment, Revenue Bonds,
Series 2003-B, 2.875% 2006	6,000	5,889
State of California, Los Angeles County Metropolitan Transportation Authority, General Revenue Refunding Bonds
(Workers’ Compensation Funding Program), Series 2003, AMBAC insured, 4.17% 2009	5,000	4,900
State of New York, Sales Tax Asset Receivable Corp., Taxable Revenue Bonds, Series 2005-B, FGIC insured, 4.06% 2010	5,000	4,838
		123,971

CONSUMER STAPLES — 0.15%
CVS Corp. 4.00% 2009	5,000	4,813
CVS Corp. 6.117% 2013[2,4]	9,660	10,038
CVS Corp. 5.789% 2026[2,4]	16,204	16,492
CVS Corp. 5.298% 2027[2,4]	15,614	15,282
Unilever Capital Corp. 5.90% 2032	10,000	10,629
Molson Coors Capital Finance ULC 4.85% 2010	10,000	9,873
Costco Wholesale Corp. 5.50% 2007	4,750	4,779
SUPERVALU INC. 7.50% 2012	4,165	4,459
		76,365

NON-U.S. GOVERNMENT — 0.04%
United Mexican States Government Global 4.625% 2008	3,500	3,461
United Mexican States Government Global 10.375% 2009	6,500	7,498
State of Qatar 9.75% 2030	5,000	7,650
		18,609

MISCELLANEOUS — 0.02%
Other bonds & notes in initial period of acquisition		10,817

Total bonds & notes (cost: $15,095,361,000)		15,021,206

Short-term securities — 3.91%

Procter & Gamble Co. 4.05%-4.24% due 1/4-1/24/2006[2]	179,000	178,669
Pfizer Investment Capital PLC 4.125%-4.345% due 1/18-3/23/2006[2]	177,800	177,028
Coca-Cola Co. 3.96% due 1/11/2006	50,000	49,939
Atlantic Industries 4.15%-4.30% due 1/27-3/3/2006[2]	125,000	124,290
CAFCO, LLC 4.16%-4.34% due 1/12-2/21/2006[2]	94,200	93,884
Ciesco LLC 4.09%-4.175% due 1/5-2/6/2006[2]	68,500	68,334
Federal Home Loan Bank 4.08%-4.285% due 1/18-3/8/2006	107,400	106,723
Federal Home Loan Bank 4.07% due 2/3/2006[6]	50,000	49,804
Concentrate Manufacturing Co. of Ireland 4.20%-4.25% due 1/10-1/23/2006[2]	146,550	146,307
Variable Funding Capital Corp. 4.05%-4.39% due 1/13-3/21/2006[2]	88,700	88,139
Variable Funding Capital Corp. 4.18% due 2/10/2006[2,6]	50,000	49,762
Freddie Mac 3.92%-4.065% due 1/6-1/31/2006	68,500	68,403
Freddie Mac 4.08% due 2/7/2006[6]	50,000	49,775
Wells Fargo Bank, N.A. 4.32%-4.42% due 2/16-3/20/2006	99,000	98,999
Park Avenue Receivables Co., LLC 4.25% due 1/9/2006[2]	50,000	49,947
Preferred Receivables Funding Corp. 4.33% due 2/8/2006[2]	45,000	44,789
Wal-Mart Stores Inc. 4.08%-4.09% due 1/18-1/24/2006[2]	59,500	59,365
Wal-Mart Stores Inc. 4.10% due 1/31/2006[2,6]	25,000	24,910
International Lease Finance Corp. 4.13%-4.34% due 1/9-3/3/2006	66,800	66,567
General Electric Capital Corp. 4.36% due 2/28/2006	33,500	33,266
Edison Asset Securitization LLC 4.36% due 2/27/2006[2]	32,400	32,173
Federal Farm Credit Banks 4.00%-4.11% due 1/6-1/9/2006	55,000	54,954
Cloverleaf International Holdings SA 4.30% due 2/13/2006[2]	52,200	51,925
SunTrust Banks Inc. 4.29% due 2/17/2006[6]	50,000	49,993
Fannie Mae 4.29% due 3/29/2006	35,500	35,126
3M Co. 3.71% due 1/4/2006	35,000	34,985
Medtronic Inc. 4.24% due 1/19/2006[2]	31,700	31,629
BellSouth Corp. 4.24% due 1/18/2006[2]	31,000	30,934
Anheuser-Busch Companies, Inc. 4.31% due 3/16/2006[2]	25,000	24,780
Verizon Global Funding Corp. 4.31% due 2/8/2006[2]	23,100	22,992
Triple-A One Funding Corp. 4.27% due 1/6/2006[2]	20,258	20,244
NetJets Inc. 4.15% due 1/3/2006[2]	15,000	14,993

Total short-term securities (cost: $2,033,575,000)		2,033,628

Total investment securities (cost: $47,638,930,000)		51,904,518
Other assets less liabilities		42,033

Net assets		$51,946,551

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $3,302,867,000, which represented 6.36% of the net assets of the fund.
3 Coupon rate may change periodically.
4 Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
5 Index-linked bond whose principal amount moves with a government retail price index.
6 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

See Notes to Financial
Financial statements

Statement of assets and liabilities
at December 31, 2005	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $47,638,930)		$51,904,518
Cash		10,165
Receivables for:
Sales of investments	$168,711
Sales of fund's shares	108,662
Dividends and interest	211,663	489,036
		52,403,719
Liabilities:
Payables for:
Purchases of investments	348,837
Repurchases of fund's shares	73,778
Investment advisory services	9,579
Services provided by affiliates	23,074
Deferred directors' compensation	1,378
Other fees and expenses	522	457,168
Net Assets at December 31, 2005		$51,946,551

Net assets consist of:
Capital paid in on shares of capital stock		$47,562,020
Undistributed net investment income		121,590
Distributions in excess of net realized gain		(2,616)
Net unrealized appreciation		4,265,557
Net Assets at December 31, 2005		$51,946,551

Total authorized capital stock - 5,500,000 shares, $.001 par value (2,917,545 total shares outstanding)
Net assets		Shares outstanding	Net asset value per share (1)

Class A	$33,009,071	1,852,175	$17.82
Class B	5,179,809	291,489	17.77
Class C	5,582,160	314,339	17.76
Class F	1,237,868	69,469	17.82
Class 529-A	906,576	50,905	17.81
Class 529-B	264,494	14,857	17.80
Class 529-C	417,816	23,465	17.81
Class 529-E	59,265	3,329	17.80
Class 529-F	19,007	1,068	17.80
Class R-1	61,941	3,489	17.75
Class R-2	901,930	50,794	17.76
Class R-3	2,540,795	143,009	17.77
Class R-4	1,441,393	80,963	17.80
Class R-5	324,426	18,194	17.83
(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $18.91 and $18.90, respectively.

See Notes to Financial Statements

Statement of operations
for the year ended December 31, 2005	(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. withholding
tax of $10,919)	$698,145
Interest	726,681	$1,424,826

Fees and expenses:(1)
Investment advisory services	118,294
Distribution services	213,673
Transfer agent services	36,526
Administrative services	23,484
Reports to shareholders	1,402
Registration statement and prospectus	3,065
Postage, stationery and supplies	4,592
Directors' compensation	414
Auditing and legal	162
Custodian	528
State and local taxes	1
Other	148
Total fees and expenses before reimbursements/waivers	402,289
Less reimbursement/waiver of fees and expenses:
Investment advisory services	10,453
Administrative services	512
Total fees and expenses after reimbursements/waivers		391,324
Net investment income		1,033,502

Net realized gain and change in unrealized
appreciation on investments
and non-U.S. currency:
Net realized gain on:
Investments	1,009,848
Non-U.S. currency transactions	1,406	1,011,254
Net change in unrealized appreciation on:
Investments	(555,580)
Non-U.S. currency translations	(112)	(555,692)
Net realized gain and
change in unrealized appreciation
on investments and non-U.S. currency		455,562
Net increase in net assets resulting
from operations		$1,489,064

(1) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Year ended December 31

	2005	2004
Operations:
Net investment income	$1,033,502	$745,624
Net realized gain on investments and
non-U.S. currency transactions	1,011,254	1,141,799
Net change in unrealized appreciation
on investments and non-U.S. currency translations	(555,692)	1,377,796
Net increase in net assets
resulting from operations	1,489,064	3,265,219

Dividends and distributions paid to
shareholders:
Dividends from net investment income and non-U.S. currency gains	(998,559)	(680,762)
Distributions from net realized gain
on investments	(957,744)	(1,065,026)
Total dividends and distributions paid
to shareholders	(1,956,303)	(1,745,788)

Capital share transactions	7,439,777	14,522,702

Total increase in net assets	6,972,538	16,042,133

Net assets:
Beginning of year	44,974,013	28,931,880
End of year (including undistributed net
investment income: $121,590 and $77,237,
respectively)	$51,946,551	$44,974,013

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization - American Balanced Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks conservation of capital, current income and long-term growth of both capital and income by investing in common stocks and fixed-income securities.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica®  savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net change in unrealized appreciation or depreciation on investments. The realized gain or loss and change in unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Mortgage dollar rolls - The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

2.	Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. withholding taxes paid.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; and paydowns on fixed-income securities. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. As of December 31, 2005, the cost of investment securities for federal income tax purposes was $47,642,571,000.

During the year ended December 31, 2005, the fund reclassified $106,000 from distributions in excess of net investment income and $45,410,000 from undistributed net realized gains to capital paid in on shares of capital stock; and reclassified $9,516,000 from distributions in excess of net realized gain to undistributed net investment income to align financial reporting with tax reporting.

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income and non-U.S. currency gains	$123,981
Undistributed long-term and short-term capital gains	-
Gross unrealized appreciation on investment securities	5,129,627
Gross unrealized depreciation on investment securities	(867,680)
Net unrealized appreciation on investment securities	4,261,947

Undistributed net investment income and non-U.S. currency gains above include non-U.S. currency losses of $19,000, that were realized during the period November 1, 2004 through December 31, 2004. During the year ended December 31, 2005, the fund realized, on a tax basis, a net capital gain of $1,003,154,000.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Year ended December 31, 2005				Year ended December 31, 2004
	Distributions from ordinary				Distributions from ordinary income
Share class	Net investment income	Short-term capital gains	Distributions from long-term capital gains	Total distributions paid	Net investment income	Short-term capital gains	Distributions from long-term capital gains	Total distributions paid
Class A	$700,690	-	$607,596	$1,308,286	$500,575	$65,355	$625,527	$1,191,457
Class B	75,232	-	95,859	171,091	53,726	10,945	104,758	169,429
Class C	77,277	-	103,362	180,639	49,896	11,161	106,830	167,887
Class F	26,618	-	22,879	49,497	17,514	2,475	23,697	43,686
Class 529-A	17,534	-	16,639	34,173	10,490	1,488	14,245	26,223
Class 529-B	3,267	-	4,872	8,139	2,006	488	4,672	7,166
Class 529-C	5,113	-	7,694	12,807	2,940	721	6,903	10,564
Class 529-E	977	-	1,087	2,064	585	99	944	1,628
Class 529-F	374	-	348	722	211	30	286	527
Class R-1	775	-	1,169	1,944	348	92	877	1,317
Class R-2	11,685	-	16,683	28,368	6,144	1,449	13,867	21,460
Class R-3	44,197	-	46,892	91,089	21,750	4,079	39,043	64,872
Class R-4	27,675	-	26,669	54,344	10,876	1,859	17,793	30,528
Class R-5	7,145	-	5,995	13,140	3,701	505	4,838	9,044
Total	$998,559	-	$957,744	$1,956,303	$680,762	$100,746	$964,280	$1,745,788

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.420% on the first $500 million of daily net assets and decreasing to 0.215% on such assets in excess of $55 billion. The board of directors approved an amended agreement effective January 1, 2006, continuing the series of rates to include an additional annual rate of 0.210% on daily net assets in excess of $71 billion. CRMC is currently waiving a portion of these fees. At the beginning of the period, CRMC was waiving 5% of these fees and increased the waiver to 10% on April 1, 2005. During the year ended December 31, 2005, the total fees waived by CRMC were $10,453,000. As a result, the fee shown on the accompanying financial statements of $118,294,000, which was equivalent to an annualized rate of 0.241%, was reduced to $107,841,000, or 0.220% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of December 31, 2005, unreimbursed expenses subject to reimbursement totaled $3,854,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the year ended December 31, 2005, the total administrative services fees paid by CRMC were $2,000 and $510,000 for Class R-1 and R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the year ended December 31, 2005, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$78,333	$31,546	Not applicable	Not applicable	Not applicable
Class B	50,377	4,980	Not applicable	Not applicable	Not applicable
Class C	53,517	Included in administrative services	$7,432	$1,229	Not applicable
Class F	2,982		1,366	140	Not applicable
Class 529-A	1,406		909	126	$795
Class 529-B	2,419		278	90	242
Class 529-C	3,736		430	110	375
Class 529-E	259		59	8	52
Class 529-F	13		18	3	16
Class R-1	528		75	28	Not applicable
Class R-2	6,019		1,197	2,653	Not applicable
Class R-3	11,077		3,294	388	Not applicable
Class R-4	3,007		1,843	39	Not applicable
Class R-5	Not applicable		282	7	Not applicable
Total	$213,673	$36,526	$17,183	$4,821	$1,480

Deferred directors’ compensation - Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $414,000, shown on the accompanying financial statements, includes $321,000 in current fees (either paid in cash or deferred) and a net increase of $93,000 in the value of the deferred amounts.

Affiliated officers and directors - Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Communications: insert CapitalShareTransactions.xls

Share class	Sales(1)		Reinvestments of dividends and distributions		Repurchases(1)		Net increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2005
Class A	$7,604,851	425,318	$1,258,878	70,262	$(4,717,042)	(263,357)	$4,146,687	232,223
Class B	745,918	41,889	163,095	9,127	(529,258)	(29,641)	379,755	21,375
Class C	1,375,439	77,246	170,462	9,545	(888,127)	(49,772)	657,774	37,019
Class F	398,797	22,309	43,848	2,448	(303,608)	(16,955)	139,037	7,802
Class 529-A	258,297	14,439	34,170	1,908	(57,668)	(3,213)	234,799	13,134
Class 529-B	51,768	2,897	8,138	454	(12,100)	(674)	47,806	2,677
Class 529-C	118,856	6,649	12,805	715	(37,453)	(2,085)	94,208	5,279
Class 529-E	17,241	964	2,064	115	(4,247)	(236)	15,058	843
Class 529-F	6,078	340	722	40	(1,197)	(67)	5,603	313
Class R-1	33,760	1,894	1,935	108	(14,466)	(811)	21,229	1,191
Class R-2	426,971	23,963	28,349	1,587	(193,753)	(10,853)	261,567	14,697
Class R-3	1,038,261	58,203	91,063	5,097	(395,872)	(22,141)	733,452	41,159
Class R-4	833,009	46,696	54,339	3,036	(265,996)	(14,886)	621,352	34,846
Class R-5	133,802	7,471	13,028	727	(65,380)	(3,647)	81,450	4,551
Total net increase
(decrease)	$13,043,048	730,278	$1,882,896	105,169	$(7,486,167)	(418,338)	$7,439,777	417,109

Year ended December 31, 2004
Class A	$10,161,839	577,369	$1,150,358	65,360	$(3,112,201)	(176,736)	$8,199,996	465,993
Class B	1,498,014	85,380	161,343	9,167	(321,531)	(18,317)	1,337,826	76,230
Class C	2,142,988	122,162	157,394	8,941	(456,028)	(25,973)	1,844,354	105,130
Class F	547,771	31,106	39,543	2,245	(172,554)	(9,799)	414,760	23,552
Class 529-A	269,230	15,288	26,221	1,490	(26,939)	(1,529)	268,512	15,249
Class 529-B	73,124	4,159	7,166	406	(5,869)	(333)	74,421	4,232
Class 529-C	130,381	7,409	10,563	598	(17,334)	(983)	123,610	7,024
Class 529-E	16,967	964	1,627	92	(1,894)	(107)	16,700	949
Class 529-F	8,502	484	527	30	(2,582)	(147)	6,447	367
Class R-1	27,358	1,555	1,317	75	(5,010)	(284)	23,665	1,346
Class R-2	421,020	24,001	21,453	1,219	(107,502)	(6,127)	334,971	19,093
Class R-3	1,355,185	77,135	64,836	3,687	(203,828)	(11,588)	1,216,193	69,234
Class R-4	651,394	36,922	30,528	1,733	(131,981)	(7,495)	549,941	31,160
Class R-5	130,319	7,384	8,959	508	(27,972)	(1,590)	111,306	6,302
Total net increase
(decrease)	$17,434,092	991,318	$1,681,835	95,551	$(4,593,225)	(261,008)	$14,522,702	825,861

(1) Includes exchanges between share classes of the fund.

6. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $22,492,867,000 and $16,372,360,000, respectively, during the year ended December 31, 2005.

Financial highlights(1)

		Income (loss) from investment operations (2)			Dividends and distributions

	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized )	Total from investment operations	Dividends (from net investment income )	Distributions (from capital gains )	Total dividends and distributions	Net asset value, end of period	Total return(3)	Net assets, end of period(in millions	)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers	(4)	Ratio of net income to average net assets
Class A:
Year ended 12/31/2005	$18.00	$.41	$.15	$.56	$(.40)	$(.34)	$(.74)	$17.82	3.12%	$33,009			.61%		.59%		2.31%
Year ended 12/31/2004	17.29	.39	1.12	1.51	(.36)	(.44)	(.80)	18.00	8.92	29,162			.63		.62		2.23
Year ended 12/31/2003	14.42	.37	2.87	3.24	(.37)	-	(.37)	17.29	22.82	19,951			.67		.67		2.38
Year ended 12/31/2002	15.85	.42	(1.40)	(.98)	(.43)	(.02)	(.45)	14.42	(6.27)	12,405			.70		.70		2.79
Year ended 12/31/2001	15.47	.51	.73	1.24	(.56)	(.30)	(.86)	15.85	8.19	8,915			.68		.68		3.26
Class B:
Year ended 12/31/2005	17.95	.28	.15	.43	(.27)	(.34)	(.61)	17.77	2.37	5,180			1.36		1.34		1.56
Year ended 12/31/2004	17.24	.26	1.12	1.38	(.23)	(.44)	(.67)	17.95	8.15	4,849			1.37		1.37		1.48
Year ended 12/31/2003	14.38	.25	2.86	3.11	(.25)	-	(.25)	17.24	21.90	3,344			1.42		1.42		1.62
Year ended 12/31/2002	15.82	.31	(1.41)	(1.10)	(.32)	(.02)	(.34)	14.38	(7.04)	1,784			1.46		1.46		2.07
Year ended 12/31/2001	15.46	.39	.73	1.12	(.46)	(.30)	(.76)	15.82	7.34	608			1.44		1.44		2.46
Class C:
Year ended 12/31/2005	17.94	.27	.15	.42	(.26)	(.34)	(.60)	17.76	2.30	5,582			1.42		1.40		1.51
Year ended 12/31/2004	17.24	.25	1.11	1.36	(.22)	(.44)	(.66)	17.94	8.02	4,976			1.44		1.44		1.42
Year ended 12/31/2003	14.38	.24	2.87	3.11	(.25)	-	(.25)	17.24	21.84	2,968			1.48		1.48		1.55
Year ended 12/31/2002	15.82	.30	(1.41)	(1.11)	(.31)	(.02)	(.33)	14.38	(7.08)	1,440			1.51		1.51		2.03
Period from 3/15/2001 to 12/31/2001	15.47	.30	.63	.93	(.32)	(.26)	(.58)	15.82	6.08	406			1.54	(5)	1.54	(5)	2.36	(5)
Class F:
Year ended 12/31/2005	18.00	.41	.15	.56	(.40)	(.34)	(.74)	17.82	3.10	1,238			.63		.61		2.30
Year ended 12/31/2004	17.29	.39	1.11	1.50	(.35)	(.44)	(.79)	18.00	8.88	1,110			.67		.67		2.19
Year ended 12/31/2003	14.42	.36	2.88	3.24	(.37)	-	(.37)	17.29	22.79	659			.69		.69		2.34
Year ended 12/31/2002	15.85	.42	(1.40)	(.98)	(.43)	(.02)	(.45)	14.42	(6.29)	320			.72		.72		2.81
Period from 3/15/2001 to 12/31/2001	15.50	.40	.62	1.02	(.41)	(.26)	(.67)	15.85	6.64	104			.75	(5)	.75	(5)	3.15	(5)
Class 529-A:
Year ended 12/31/2005	17.99	.40	.15	.55	(.39)	(.34)	(.73)	17.81	3.06	907			.67		.65		2.26
Year ended 12/31/2004	17.28	.38	1.12	1.50	(.35)	(.44)	(.79)	17.99	8.88	679			.69		.68		2.18
Year ended 12/31/2003	14.41	.37	2.87	3.24	(.37)	-	(.37)	17.28	22.87	389			.67		.67		2.36
Period from 2/15/2002 to 12/31/2002	15.82	.37	(1.33)	(.96)	(.43)	(.02)	(.45)	14.41	(6.19)	160			.72	(5)	.72	(5)	2.91	(5)
Class 529-B:
Year ended 12/31/2005	17.99	.25	.14	.39	(.24)	(.34)	(.58)	17.80	2.15	265			1.51		1.49		1.41
Year ended 12/31/2004	17.28	.23	1.12	1.35	(.20)	(.44)	(.64)	17.99	7.94	219			1.56		1.56		1.30
Year ended 12/31/2003	14.41	.23	2.87	3.10	(.23)	-	(.23)	17.28	21.74	137			1.58		1.58		1.44
Period from 2/15/2002 to 12/31/2002	15.82	.26	(1.33)	(1.07)	(.32)	(.02)	(.34)	14.41	(6.85)	55			1.60	(5)	1.60	(5)	2.04	(5)
Class 529-C:
Year ended 12/31/2005	17.99	.26	.14	.40	(.24)	(.34)	(.58)	17.81	2.22	418			1.50		1.48		1.42
Year ended 12/31/2004	17.28	.23	1.12	1.35	(.20)	(.44)	(.64)	17.99	7.94	327			1.55		1.55		1.31
Year ended 12/31/2003	14.41	.23	2.87	3.10	(.23)	-	(.23)	17.28	21.76	193			1.57		1.57		1.46
Period from 2/19/2002 to 12/31/2002	15.62	.26	(1.12)	(.86)	(.33)	(.02)	(.35)	14.41	(5.63)	77			1.59	(5)	1.59	(5)	2.05	(5)
Class 529-E:
Year ended 12/31/2005	17.98	.35	.14	.49	(.33)	(.34)	(.67)	17.80	2.73	59			.99		.97		1.93
Year ended 12/31/2004	17.28	.32	1.11	1.43	(.29)	(.44)	(.73)	17.98	8.44	45			1.04		1.03		1.83
Year ended 12/31/2003	14.41	.31	2.87	3.18	(.31)	-	(.31)	17.28	22.37	27			1.05		1.05		1.97
Period from 3/5/2002 to 12/31/2002	16.14	.31	(1.76)	(1.45)	(.28)	-	(.28)	14.41	(9.02)	10			1.06	(5)	1.06	(5)	2.60	(5)
Class 529-F:
Year ended 12/31/2005	17.98	.42	.15	.57	(.41)	(.34)	(.75)	17.80	3.15	19			.57		.55		2.35
Year ended 12/31/2004	17.27	.37	1.12	1.49	(.34)	(.44)	(.78)	17.98	8.78	14			.79		.78		2.09
Year ended 12/31/2003	14.41	.35	2.86	3.21	(.35)	-	(.35)	17.27	22.63	7			.80		.80		2.16
Period from 9/17/2002 to 12/31/2002	14.18	.13	.21	.34	(.11)	-	(.11)	14.41	2.36	-		(6)	.23		.23		.87
Class R-1:
Year ended 12/31/2005	$17.94	$.27	$.13	$.40	$(.25)	$(.34)	$(.59)	$17.75	2.24%	$62			1.45%		1.42%		1.49%
Year ended 12/31/2004	17.24	.25	1.11	1.36	(.22)	(.44)	(.66)	17.94	8.01	41			1.48		1.46		1.43
Year ended 12/31/2003	14.39	.24	2.86	3.10	(.25)	-	(.25)	17.24	21.77	16			1.52		1.48		1.50
Period from 5/29/2002 to 12/31/2002	15.93	.19	(1.56)	(1.37)	(.17)	-	(.17)	14.39	(8.61)	2			1.83	(5)	1.48	(5)	2.23	(5)
Class R-2:
Year ended 12/31/2005	17.94	.27	.15	.42	(.26)	(.34)	(.60)	17.76	2.31	902			1.48		1.40		1.51
Year ended 12/31/2004	17.24	.25	1.11	1.36	(.22)	(.44)	(.66)	17.94	8.05	648			1.55		1.42		1.45
Year ended 12/31/2003	14.39	.24	2.87	3.11	(.26)	-	(.26)	17.24	21.83	293			1.70		1.44		1.54
Period from 5/21/2002 to 12/31/2002	15.97	.20	(1.60)	(1.40)	(.18)	-	(.18)	14.39	(8.79)	42			1.54	(5)	1.45	(5)	2.30	(5)
Class R-3:
Year ended 12/31/2005	17.95	.36	.15	.51	(.35)	(.34)	(.69)	17.77	2.83	2,541			.91		.89		2.02
Year ended 12/31/2004	17.25	.34	1.10	1.44	(.30)	(.44)	(.74)	17.95	8.52	1,828			.97		.97		1.94
Year ended 12/31/2003	14.40	.31	2.85	3.16	(.31)	-	(.31)	17.25	22.27	563			1.05		1.05		1.94
Period from 6/4/2002 to 12/31/2002	15.70	.22	(1.32)	(1.10)	(.20)	-	(.20)	14.40	(7.04)	79			1.08	(5)	1.06	(5)	2.67	(5)
Class R-4:
Year ended 12/31/2005	17.99	.41	.13	.54	(.39)	(.34)	(.73)	17.80	3.03	1,441			.65		.63		2.28
Year ended 12/31/2004	17.28	.39	1.11	1.50	(.35)	(.44)	(.79)	17.99	8.89	830			.67		.66		2.23
Year ended 12/31/2003	14.41	.36	2.88	3.24	(.37)	-	(.37)	17.28	22.81	258			.68		.68		2.28
Period from 6/21/2002 to 12/31/2002	15.32	.24	(.93)	(.69)	(.22)	-	(.22)	14.41	(4.52)	25			.75	(5)	.71	(5)	3.13	(5)
Class R-5:
Year ended 12/31/2005	18.01	.46	.15	.61	(.45)	(.34)	(.79)	17.83	3.38	324			.36		.34		2.57
Year ended 12/31/2004	17.30	.44	1.12	1.56	(.41)	(.44)	(.85)	18.01	9.21	246			.37		.36		2.51
Year ended 12/31/2003	14.43	.41	2.87	3.28	(.41)	-	(.41)	17.30	23.16	127			.38		.38		2.62
Period from 5/15/2002 to 12/31/2002	16.07	.30	(1.71)	(1.41)	(.23)	-	(.23)	14.43	(8.77)	26			.39	(5)	.39	(5)	3.27	(5)

	Year ended December 31
	2005	2004	2003	2002	2001
Portfolio turnover rate for all classes of shares	35%	25%	32%	41%	50%

(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown,
CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.
(5) Annualized.
(6) Amount less than $1 million.

See Notes to Financial Statements

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of American Balanced Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of American Balanced Fund, Inc. (the “Fund”), including the investment portfolio, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Balanced Fund, Inc. as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Costa Mesa, California
February 14, 2006

Tax information         unaudited
We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The information below is provided for the fund’s fiscal year ended December 31, 2005.

During the fiscal year ended, the fund paid a long-term capital gain distribution of $1,003,154,000. A portion of this amount was distributed to shareholders in redemption of their shares.

Individual shareholders are eligible for reduced tax rates on qualified dividend income. The fund designates $706,191,000 of the dividends paid by the fund as qualified dividend income.

Corporate shareholders may exclude up to 70% of qualifying dividends. The fund designates $597,095,000 of dividends received as qualified dividend income.

For state tax purposes, certain states may exempt from income taxation that portion of the income dividends paid by the fund that were derived from direct U.S. government obligations. The fund designates $108,231,000 as interest derived on direct U.S. government obligations.

Individual shareholders should refer to their Form 1099-DIV or other tax information, which was mailed in January 2006, to determine the calendar year amounts to be included on their 2005 tax returns. Shareholders should consult their tax advisers.


[logo - American Funds (r)]

                                         The right choice for the long term/(R)/

American Balanced
Fund/(R)/

 RETIREMENT PLAN
 PROSPECTUS

 March 1, 2006

 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objectives, strategies and risks
10    Management and organization
14    Purchase, exchange and sale of shares
17    Sales charges
19    Sales charge reductions
20    Rollovers from retirement plans to IRAs
21    Plans of distribution
22    Other compensation to dealers
23    Distributions and taxes
24    Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


Risk/Return summary

The fund strives to provide you with conservation of capital, current income and long-term growth of both capital and income. The fund invests in a broad range of securities, including stocks and bonds.

The fund is designed for investors seeking current income and capital appreciation through a mix of investments that provide above-average price stability.  Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United
States or abroad.
The prices of and the income generated by securities owned by the fund may also be affected by events specifically involving the companies issuing those securities, by changing interest rates and by changing credit risk assessments.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                       1

                                            American Balanced Fund / Prospectus

HISTORICAL INVESTMENT RESULTS
The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 3 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented. Past results are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)
[begin bar chart]

1996  13.16%
1997  21.04
1998  11.13
1999   3.47
2000  15.85
2001   8.19
2002  -6.27
2003  22.82
2004   8.92
2005   3.12

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                     12.76%  (quarter ended June 30, 2003)
LOWEST                     -11.53%  (quarter ended September 30, 2002)

                                       2

American Balanced Fund / Prospectus


Unlike the bar chart on the previous page, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial sales charge imposed:

 . Class A share results reflect the maximum initial sales charge of 5.75%. This charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

 . Class R shares are sold without any initial sales charge.

Results would be higher if calculated without a sales charge.
Unlike the Investment Results table below, the Additional Investment Results table on page 8 reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005
                                         1 YEAR   5 YEARS    10 YEARS
-----------------------------------------------------------------------

 CLASS A -- FROM 7/26/75/1/              -2.82%    5.69%       9.18%

                                        1 YEAR   LIFETIME/2/
-------------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 5/29/02        2.24%       5.91%
-------------------------------------------------------------
 CLASS R-2 -- FIRST SOLD 5/21/02        2.31        5.86
-------------------------------------------------------------
 CLASS R-3 -- FIRST SOLD 6/4/02         2.83        6.88
-------------------------------------------------------------
 CLASS R-4 -- FIRST SOLD 6/21/02        3.03        8.08
-------------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 5/15/02        3.38        6.77

                                          1 YEAR      5 YEARS       10 YEARS
-------------------------------------------------------------------------------

 INDEXES
 S&P 500/3/                               4.91%        0.54%         9.07%
 Lehman Brothers Aggregate Bond           2.43         5.87          6.16
Index/4/
 Lipper Balanced Funds Index/5/           5.20         3.51          7.57
-------------------------------------------------------------------------------
 Class A annualized 30-day yield at December 31, 2005: 2.37%/6/
 (For current yield information, please call American FundsLine at
800/325-3590.)

1 July 26, 1975 is the date on which Capital Research and Management Company became the fund's investment adviser.
2 Lifetime results for each share class are measured from the date the share class was first sold.
3 Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
4 Lehman Brothers Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
5 Lipper Balanced Funds Index is an equally weighted index of funds that seek to conserve principal by maintaining a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
6 Reflects a fee waiver (2.35% without the waiver) as described in the Annual
 Fund Operating Expenses table under "Fees and expenses of the fund."

                                       3

                                            American Balanced Fund / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------

 Maximum initial sales charge on purchases      5.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none

* The initial sales charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                            CLASS  CLASS  CLASS  CLASS   CLASS
                                   CLASS A   R-1    R-2    R-3    R-4     R-5
-------------------------------------------------------------------------------

 Management fees/1/                 0.24%   0.24%  0.24%  0.24%  0.24%   0.24%
-------------------------------------------------------------------------------
 Distribution and/or service        0.25    1.00   0.75   0.49   0.24    none
 (12b-1) fees/2/
-------------------------------------------------------------------------------
 Other expenses                     0.12    0.21   0.49   0.18   0.17    0.12
-------------------------------------------------------------------------------
 Total annual fund operating        0.61    1.45   1.48   0.91   0.65    0.36
 expenses/1/
-------------------------------------------------------------------------------

1 The fund's investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and is expected to continue at this level until further review. In addition, the investment adviser paid a portion of the fund's transfer agent fees for certain
 R share classes. Total annual fund operating expenses do not reflect any waiver or reimbursement. Information regarding the effect of any waiver/reimbursement on total annual fund operating expenses can be found in the Financial
 Highlights table and the audited financial statements in the fund's annual report.
2 Class A, R-1, R-2, R-3 and R-4 12b-1 fees may not exceed .25%, 1.00%, 1.00%,
 .75% and .50%, respectively, of the class' average net assets annually.

                                       4

American Balanced Fund / Prospectus


OTHER EXPENSES
The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties
(including affiliates of the fund's investment adviser) that provide recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to affiliated and unaffiliated entities of the fund's investment adviser providing services to retirement plans.

                PAYMENTS TO AFFILIATED       PAYMENTS TO UNAFFILIATED ENTITIES
                       ENTITIES
-------------------------------------------------------------------------------

 Class A          .05% of assets or                  .05% of assets or
            $12 per participant position*      $12 per participant position*
-------------------------------------------------------------------------------
 Class R-1          .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2   $27 per participant position              .25% of assets
                 plus .15% of assets
-------------------------------------------------------------------------------
 Class R-3   $12 per participant position              .15% of assets
                 plus .10% of assets
 Class R-4          .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5          .05% of assets                     .05% of assets
-------------------------------------------------------------------------------

* Payment amount depends on the date upon which services commenced.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------

 Class A*                        $634    $759     $896      $1,293
--------------------------------------------------------------------
 Class R-1                        148     459      792       1,735
--------------------------------------------------------------------
 Class R-2                        151     468      808       1,768
--------------------------------------------------------------------
 Class R-3                         93     290      504       1,120
--------------------------------------------------------------------
 Class R-4                         66     208      362         810
--------------------------------------------------------------------
 Class R-5                         37     116      202         456
--------------------------------------------------------------------

* Reflects the maximum initial sales charge in the first year.

                                       5

                                            American Balanced Fund / Prospectus

Investment objectives, strategies and risks

The investment objectives of the fund are: (1) conservation of capital, (2)
current income and (3) long-term growth of capital and income. The fund approaches the management of its investments as if they constituted the complete investment program of the prudent investor. The fund invests in a broad range of securities, including stocks and bonds (rated Baa or better by Moody's Investors
Service, Inc. or BBB or better by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). The fund also invests in securities issued and guaranteed by the U.S. government. Normally, the fund will maintain at least 50% of the value of its assets in common stocks and at least 25% of the value of its assets in debt securities, including money market securities.
The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

Securities held by the fund may also be affected by changing interest rates, and by changes in effective maturities and credit ratings. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.
The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices; conversely, it could reduce the magnitude of the fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.

                                       6

American Balanced Fund / Prospectus


Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

OTHER IMPORTANT INVESTMENT PRACTICES

In addition to the principal investment strategies described above, the fund has other investment practices that are described in this prospectus and in the statement of additional information.
The fund may invest up to 10% of its assets in securities of issuers domiciled outside the United States. In determining the domicile of an issuer, Capital
Research and Management Company will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital
International, and may also take into account such factors as where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations. Investments outside the United States may be subject to certain risks. For example, the prices of non-U.S. securities can decline in response to currency fluctuations or economic, political or social instability.

                                       7

                                            American Balanced Fund / Prospectus

ADDITIONAL INVESTMENT RESULTS
Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005

                                         1 YEAR   5 YEARS    10 YEARS
-----------------------------------------------------------------------

 CLASS A -- FROM 7/26/75/1/               3.12%    6.94%       9.82%

                                        1 YEAR   LIFETIME/2/
-------------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 5/29/02        2.24%       5.91%
-------------------------------------------------------------
 CLASS R-2 -- FIRST SOLD 5/21/02        2.31        5.86
-------------------------------------------------------------
 CLASS R-3 -- FIRST SOLD 6/4/02         2.83        6.88
-------------------------------------------------------------
 CLASS R-4 -- FIRST SOLD 6/21/02        3.03        8.08
-------------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 5/15/02        3.38        6.77

                                  1 YEAR         5 YEARS          10 YEARS
-------------------------------------------------------------------------------

 INDEXES
 S&P 500/3/                        4.91%          0.54%             9.07%
 Lehman Brothers Aggregate         2.43           5.87              6.16
Bond Index/4/
 Lipper Balanced Funds             5.20           3.51              7.57
Index/5/
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2005: 2.20%/6/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

1 July 26, 1975 is the date on which Capital Research and Management Company became the fund's investment adviser.
2 Lifetime results for each share class are measured from the date the share class was first sold.
3 Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
4 Lehman Brothers Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
5 Lipper Balanced Funds Index is an equally weighted index of funds that seek to conserve principal by maintaining a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
6 The distribution rate is based on actual distributions paid to shareholders over a 12-month period. Capital gain distributions, if any, are added back to the net asset value to determine the rate.

                                       8

American Balanced Fund / Prospectus


INVESTMENT MIX BY SECURITY TYPE AS OF DECEMBER 31, 2005

[pie chart]
Common stocks                                        67%
Fixed-income securities                              29%
Short-term securities & other assets less liabilities 4%
[end pie chart]

 FIVE LARGEST SECTORS IN COMMON STOCK HOLDINGS AS OF DECEMBER 31, 2005

                                                  PERCENT OF NET ASSETS
--------------------------------------------------------------------------

 Financials                                               11.4%
--------------------------------------------------------------------------
 Information technology                                   11.2
--------------------------------------------------------------------------
 Health care                                               8.5
--------------------------------------------------------------------------
 Industrials                                               8.4
--------------------------------------------------------------------------
 Consumer discretionary                                    6.6

 TEN LARGEST COMMON STOCK HOLDINGS AS OF DECEMBER 31, 2005

                                              PERCENT OF NET ASSETS
--------------------------------------------------------------------

 Exxon Mobil                                          1.7%
--------------------------------------------------------------------
 Microsoft                                            1.7
--------------------------------------------------------------------
 Altria Group                                         1.6
--------------------------------------------------------------------
 Wal-Mart Stores                                      1.6
--------------------------------------------------------------------
 Citigroup                                            1.6
--------------------------------------------------------------------
 IBM                                                  1.5
--------------------------------------------------------------------
 General Electric                                     1.4
--------------------------------------------------------------------
 Royal Dutch Shell                                    1.3
--------------------------------------------------------------------
 Berkshire Hathaway                                   1.3
--------------------------------------------------------------------
 BellSouth                                            1.2

 BOND HOLDINGS BY QUALITY CATEGORY AS OF DECEMBER 31, 2005
 See the appendix in the statement of additional information for a description of quality categories.
                                               PERCENT OF NET ASSETS

-------------------------------------------------------------------------------

 U.S. government/*/                                     6.6%
-------------------------------------------------------------------------------
 Federal agencies                                       3.2
-------------------------------------------------------------------------------
 AAA/Aaa                                                7.4
-------------------------------------------------------------------------------
 AA/Aa                                                  1.4
-------------------------------------------------------------------------------
 A                                                      4.5
-------------------------------------------------------------------------------
 BBB/Baa                                                5.6
-------------------------------------------------------------------------------
 BB/Ba or below/+/                                      0.4

* These securities are guaranteed by the full faith and credit of the U.S.
 government.

+ Represents bonds whose quality ratings were downgraded while held by the fund.

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com.

                                       9

                                            American Balanced Fund / Prospectus

Management and organization

INVESTMENT ADVISER
Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 135 South State
College Boulevard, Brea, California 92821. Capital Research and Management
Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of directors is contained in the fund's annual report to shareholders for the fiscal year ended December 31, 2005.

EXECUTION OF PORTFOLIO TRANSACTIONS
The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution for the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. For example, with respect to equity transactions, the fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions. However, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser.

PORTFOLIO HOLDINGS
Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the lower portion of the fund's details page on the website. A list of the fund's top 10 equity holdings updated as of each month-end is generally posted to this page within 14 days after the end of the applicable

                                       10

American Balanced Fund / Prospectus


month. A link to the fund's complete list of publicly disclosed portfolio holdings updated as of each calendar quarter-end is generally posted to this page within 45 days after the end of the applicable quarter. Both lists remain available on the website until new information for the next month or quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital
Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of Capital Research and Management Company's investment committee.

                                       11

                                            American Balanced Fund / Prospectus

The primary individual portfolio counselors for American Balanced Fund are:

                                           PRIMARY TITLE WITH      PORTFOLIO
                           PORTFOLIO       INVESTMENT ADVISER      COUNSELOR'S
 PORTFOLIO COUNSELOR/      COUNSELOR       (OR AFFILIATE)          ROLE IN
 FUND TITLE                EXPERIENCE      AND INVESTMENT          MANAGEMENT
 (IF APPLICABLE)          IN THIS FUND     EXPERIENCE              OF THE FUND
------------------------------------------------------------------------------------------

 ROBERT G. O'DONNELL        20 years       Senior Vice President   Serves as an equity
 Vice Chairman of                          and Director, Capital   portfolio counselor
 the Board                                 Research and
                                           Management Company

                                           Investment
                                           professional for 34
                                           years in total; 31
                                           years with Capital
                                           Research and
                                           Management Company or
                                           affiliate
------------------------------------------------------------------------------------------
 GREGORY D. JOHNSON         3 years        Senior Vice             Serves as an equity
 President                                 President, Capital      portfolio counselor
                                           Research Company

                                           Investment
                                           professional for 12
                                           years, all with
                                           Capital Research and
                                           Management Company or
                                           affiliate
------------------------------------------------------------------------------------------
 HILDA L. APPLBAUM          7 years        Senior Vice             Serves as an equity/
 Senior Vice President                     President, Capital      fixed-income portfolio
                                           Research Company        counselor

                                           Investment
                                           professional for 19
                                           years in total; 11
                                           years with Capital
                                           Research and
                                           Management Company or
                                           affiliate
------------------------------------------------------------------------------------------
 JOHN H. SMET               9 years        Senior Vice             Serves as a
 Senior Vice President                     President, Capital      fixed-income portfolio
                                           Research and            counselor
                                           Management Company

                                           Investment
                                           professional for 24
                                           years in total; 23
                                           years with Capital
                                           Research and
                                           Management Company or
                                           affiliate
------------------------------------------------------------------------------------------
 ALAN N. BERRO          Less than 1 year   Senior Vice             Serves as an equity
                                           President, Capital      portfolio counselor
                                           Research Company

                                           Investment
                                           professional for 20
                                           years in total; 15
                                           years with Capital
                                           Research and
                                           Management Company or
                                           affiliate
------------------------------------------------------------------------------------------
 JAMES R. MULALLY       Less than 1 year   Senior Vice             Serves as a
                                           President, Capital      fixed-income portfolio
                                           International Limited   counselor

                                           Investment
                                           professional for 30
                                           years in total; 26
                                           years with Capital
                                           Research and
                                           Management Company or
                                           affiliate
------------------------------------------------------------------------------------------
 DINA N. PERRY          Less than 1 year   Senior Vice             Serves as an equity
                                           President, Capital      portfolio counselor
                                           Research and
                                           Management Company

                                           Investment
                                           professional for 28
                                           years in total; 14
                                           years with Capital
                                           Research and
                                           Management Company or
                                           affiliate
------------------------------------------------------------------------------------------

                                       12

American Balanced Fund / Prospectus


Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL ADVISER, INVESTMENT DEALER OR PLAN RECORDKEEPER FOR
MORE INFORMATION.

                                       13

                                            American Balanced Fund / Prospectus

Purchase, exchange and sale of shares
AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND
AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW TO
OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON
YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT
PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the
PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.
Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class
R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth Individual Retirement Accounts
(IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs,
individual 403(b) plans and 529 college savings plans such as
CollegeAmerica./(R)/

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

FREQUENT TRADING OF FUND SHARES
The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected. Frequent trading of fund shares may lead to increased costs to the fund and less efficient man-

                                       14

American Balanced Fund / Prospectus


agement of the fund's portfolio, resulting in dilution of the value of the shares held by long-term shareholders.

The fund's board of directors has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. Under the fund's "purchase blocking policy," any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from the fund will be precluded from investing in the fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. This prohibition will not apply to redemptions by shareholders whose shares are held on the books of third-party intermediaries that have not adopted procedures to implement this policy. American Funds Service Company will work with intermediaries to develop such procedures or other procedures that
American Funds Service Company determines are reasonably designed to achieve the objective of the purchase blocking policy. At the time the intermediaries adopt these procedures, shareholders whose accounts are on the books of such intermediaries will be subject to this purchase blocking policy or another frequent trading policy that achieves the objective of the purchase blocking policy. There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:
systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; retirement plan contributions, loans and distributions
(including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions. The statement of additional information contains more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.
If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American

                                       15

                                            American Balanced Fund / Prospectus

Funds Service Company. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares." This paragraph does not apply to rollover investments as described under "Rollovers from retirement plans to
IRAs."

VALUING SHARES
The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. Use of these procedures is intended to result in more appropriate net asset values.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

                                       16

American Balanced Fund / Prospectus


Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                                       SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------

 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none      see below
 investments described below
------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES
The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" below for more information).

                                       17

                                            American Balanced Fund / Prospectus

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies.
Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans not currently invested in Class A shares and wishing to invest without a sales charge are not eligible to purchase Class
 A shares. Such plans may invest only in Class R shares.

 Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not currently invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.
 Employer-sponsored retirement plans not currently invested in Class A shares, or that are currently investing in Class A shares with a sales charge, are not eligible to establish a statement of intention that qualifies them to purchase
 Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions."

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually an asset-based compensation of 1.00%
for sales of Class R-1 shares, .75% for Class R-2 shares, .50% for Class R-3 shares and .25% for Class R-4 shares. No dealer compensation is paid on sales of
Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

                                       18

American Balanced Fund / Prospectus


Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION
 You may take into account your accumulated holdings in all share classes of the
 American Funds to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a)
 the current value of your existing holdings or (b) the amount you invested
 (excluding capital appreciation) less any withdrawals. Please see the statement of additional information for details. You should retain any records necessary to substantiate the historical amounts you have invested. The current value of existing investments in an American Legacy/(R)/ Retirement Investment Plan may
 also be taken into account to determine your Class A sales charge.

 STATEMENT OF INTENTION
 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows all American Funds non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge; however, investments made under a right of reinvestment, appreciation of your investment, and reinvested dividends and capital gains do not apply toward these combined purchases. At the request of a plan, purchases made during the previous 90 days may be included. A portion of the account may be held in escrow to cover additional Class A sales charges that may be due if total investments over the 13-month period do not qualify for the applicable sales charge

                                       19

                                            American Balanced Fund / Prospectus

 reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" above for more information.

RIGHT OF REINVESTMENT

Please see the "Sales" section of "Purchase, exchange and sale of shares" above for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

YOU MAY OBTAIN MORE INFORMATION ABOUT SALES CHARGE REDUCTIONS THROUGH A LINK ON
THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM, FROM THE
STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR FINANCIAL ADVISER.

Rollovers from retirement plans to IRAs
Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover. More information on Class B, C and F shares can be found in the fund's prospectus for nonretirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet all of the following three requirements:

 -- the retirement plan from which assets are being rolled over is part of an
   American Funds proprietary retirement plan program (such as PlanPremier,
   Recordkeeper Direct or Recordkeeper Connect/(R)/) or is a plan whose participant subaccounts are serviced by American Funds Service Company;

 -- the plan's assets were invested in American Funds at the time of distribution; and

 -- the plan's assets are rolled over to an American Funds IRA with Capital Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information if invested in Class A shares.

TRANSFERS TO IRAS

Transfers to IRAs that are attributable to American Funds investments held in
SIMPLE IRAs, SEPs or SARSEPs will not be subject to a sales charge if invested in Class A shares.

                                       20

American Balanced Fund / Prospectus


Plans of distribution
The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .25% for Class A shares, up to 1.00% for Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to .50% for Class R-4 shares. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

                                       21

                                            American Balanced Fund / Prospectus

Other compensation to dealers
American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American
Funds assets attributable to that dealer. For calendar year 2005, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American
Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds
Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the American Funds.

                                       22

American Balanced Fund / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in February, May,
August and December.

Capital gains, if any, are usually distributed in February and December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS
Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       23

                                            American Balanced Fund / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                 INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/

                                                                  Net gains
                                                                 (losses) on
                                      Net asset                   securities
                                       value,        Net        (both realized    Total from
                                      beginning   investment         and          investment
                                      of period     income       unrealized)      operations
-----------------------------------------------------------------------------------------------

CLASS A:
Year ended 12/31/2005                  $18.00        $.41          $  .15          $  .56
Year ended 12/31/2004                   17.29         .39            1.12            1.51
Year ended 12/31/2003                   14.42         .37            2.87            3.24
Year ended 12/31/2002                   15.85         .42           (1.40)           (.98)
Year ended 12/31/2001                   15.47         .51             .73            1.24
-----------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 12/31/2005                   17.94         .27             .13             .40
Year ended 12/31/2004                   17.24         .25            1.11            1.36
Year ended 12/31/2003                   14.39         .24            2.86            3.10
Period from 5/29/2002 to 12/31/2002     15.93         .19           (1.56)          (1.37)
-----------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 12/31/2005                   17.94         .27             .15             .42
Year ended 12/31/2004                   17.24         .25            1.11            1.36
Year ended 12/31/2003                   14.39         .24            2.87            3.11
Period from 5/21/2002 to 12/31/2002     15.97         .20           (1.60)          (1.40)
-----------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 12/31/2005                  $17.95        $.36          $  .15          $  .51
Year ended 12/31/2004                   17.25         .34            1.10            1.44
Year ended 12/31/2003                   14.40         .31            2.85            3.16
Period from 6/4/2002 to 12/31/2002      15.70         .22           (1.32)          (1.10)
-----------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 12/31/2005                   17.99         .41             .13             .54
Year ended 12/31/2004                   17.28         .39            1.11            1.50
Year ended 12/31/2003                   14.41         .36            2.88            3.24
Period from 6/21/2002 to 12/31/2002     15.32         .24            (.93)           (.69)
-----------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 12/31/2005                  18.01         .46             .15             .61
 Year ended 12/31/2004                  17.30         .44            1.12            1.56
 Year ended 12/31/2003                  14.43         .41            2.87            3.28
 Period from 5/15/2002 to 12/31/2002    16.07         .30           (1.71)          (1.41)

                                             DIVIDENDS AND DISTRIBUTIONS

                                      Dividends                       Total
                                      (from net   Distributions     dividends      Net asset
                                      investment      (from            and       value, end of    Total
                                       income)    capital gains)  distributions     period      return/3/
-----------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 12/31/2005                   $(.40)        $(.34)         $(.74)         $17.82        3.12%
Year ended 12/31/2004                    (.36)         (.44)          (.80)          18.00        8.92
Year ended 12/31/2003                    (.37)           --           (.37)          17.29       22.82
Year ended 12/31/2002                    (.43)         (.02)          (.45)          14.42       (6.27)
Year ended 12/31/2001                    (.56)         (.30)          (.86)          15.85        8.19
-----------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 12/31/2005                    (.25)         (.34)          (.59)          17.75        2.24
Year ended 12/31/2004                    (.22)         (.44)          (.66)          17.94        8.01
Year ended 12/31/2003                    (.25)           --           (.25)          17.24       21.77
Period from 5/29/2002 to 12/31/2002      (.17)           --           (.17)          14.39       (8.61)
-----------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 12/31/2005                    (.26)         (.34)          (.60)          17.76        2.31
Year ended 12/31/2004                    (.22)         (.44)          (.66)          17.94        8.05
Year ended 12/31/2003                    (.26)           --           (.26)          17.24       21.83
Period from 5/21/2002 to 12/31/2002      (.18)           --           (.18)          14.39       (8.79)
-----------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 12/31/2005                   $(.35)        $(.34)         $(.69)         $17.77        2.83%
Year ended 12/31/2004                    (.30)         (.44)          (.74)          17.95        8.52
Year ended 12/31/2003                    (.31)           --           (.31)          17.25       22.27
Period from 6/4/2002 to 12/31/2002       (.20)           --           (.20)          14.40       (7.04)
-----------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 12/31/2005                    (.39)         (.34)          (.73)          17.80        3.03
Year ended 12/31/2004                    (.35)         (.44)          (.79)          17.99        8.89
Year ended 12/31/2003                    (.37)           --           (.37)          17.28       22.81
Period from 6/21/2002 to 12/31/2002      (.22)           --           (.22)          14.41       (4.52)
-----------------------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 12/31/2005                   (.45)         (.34)          (.79)          17.83        3.38
 Year ended 12/31/2004                   (.41)         (.44)          (.85)          18.01        9.21
 Year ended 12/31/2003                   (.41)           --           (.41)          17.30       23.16
 Period from 5/15/2002 to 12/31/2002     (.23)           --           (.23)          14.43       (8.77)

                                                      Ratio of    Ratio of
                                                      expenses    expenses
                                                     to average  to average
                                                     net assets  net assets
                                       Net assets,     before      after       Ratio of
                                         end of      reimburse-  reimburse-   net income
                                         period        ments/      ments/     to average
                                      (in millions)   waivers    waivers/4/   net assets
-----------------------------------------------------------------------------------------

CLASS A:
Year ended 12/31/2005                    $33,009        .61%       .59%       2.31%
Year ended 12/31/2004                     29,162        .63         .62         2.23
Year ended 12/31/2003                     19,951        .67         .67         2.38
Year ended 12/31/2002                     12,405        .70         .70         2.79
Year ended 12/31/2001                      8,915        .68         .68         3.26
-----------------------------------------------------------------------------------------
CLASS R-1:
Year ended 12/31/2005                         62       1.45        1.42         1.49
Year ended 12/31/2004                         41       1.48        1.46         1.43
Year ended 12/31/2003                         16       1.52        1.48         1.50
Period from 5/29/2002 to 12/31/2002            2       1.83/5/     1.48/5/      2.23/5/
-----------------------------------------------------------------------------------------
CLASS R-2:
Year ended 12/31/2005                        902       1.48        1.40         1.51
Year ended 12/31/2004                        648       1.55        1.42         1.45
Year ended 12/31/2003                        293       1.70        1.44         1.54
Period from 5/21/2002 to 12/31/2002           42       1.54/5/     1.45/5/      2.30/5/
-----------------------------------------------------------------------------------------
CLASS R-3:
Year ended 12/31/2005                    $ 2,541        .91%       .89%       2.02%
Year ended 12/31/2004                      1,828        .97         .97         1.94
Year ended 12/31/2003                        563       1.05        1.05         1.94
Period from 6/4/2002 to 12/31/2002            79       1.08/5/     1.06/5/      2.67/5/
-----------------------------------------------------------------------------------------
CLASS R-4:
Year ended 12/31/2005                      1,441        .65         .63         2.28
Year ended 12/31/2004                        830        .67         .66         2.23
Year ended 12/31/2003                        258        .68         .68         2.28
Period from 6/21/2002 to 12/31/2002           25        .75/5/      .71/5/      3.13/5/
-----------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 12/31/2005                       324        .36         .34         2.57
 Year ended 12/31/2004                       246        .37         .36         2.51
 Year ended 12/31/2003                       127        .38         .38         2.62
 Period from 5/15/2002 to 12/31/2002          26        .39/5/      .39/5/      3.27/5/

                                       24
American Balanced Fund / Prospectus


                                          YEAR ENDED DECEMBER 31
                           2005        2004        2003        2002         2001
------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       35%         25%         32%         41%          50%
OF SHARES

1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 Total returns exclude all sales charges.
4 The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. See the
 Annual Fund Operating Expenses table under "Fees and expenses of the fund" and the audited financial statements in the fund's annual report for more information.
5 Annualized.

                                       25
                                            American Balanced Fund / Prospectus

NOTES

                                       26

American Balanced Fund / Prospectus


NOTES

                                       27

                                            American Balanced Fund / Prospectus


[logo - American Funds (r)]

                                         The right choice for the long term/(R)/

          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR DEALER SERVICES      American Funds Distributors
                                   800/421-9900
                                   americanfunds.com
          FOR 24                   For Class R share information,
          -HOUR INFORMATION        visit
                                   AmericanFundsRetirement.com

          Telephone calls you have with the American Funds
          organization may be monitored or recorded for quality
          assurance, verification and/or recordkeeping purposes.
          By speaking with us on the telephone, you are giving
          your consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies, and the independent registered public accounting firm's report (in the annual report).
STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC
(202/942-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. The
current SAI and shareholder reports are also available, free of charge, on
americanfunds.com.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the Secretary of the fund at P.O. Box 7650, San
Francisco, California 94120.

[LOGO - recycled bug]

Printed on recycled paper
RPGEPR-911-0306P Litho in USA                Investment Company File No. 811-66
CGD/RRD/8026
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management     Capital International      Capital Guardian      Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ PATRICK F. QUAN
    PATRICK F. QUAN
    SECRETARY


[logo - American Funds (r)]

                                         The right choice for the long term/(R)/

American Balanced
Fund/(R)/

 RETIREMENT PLAN
 PROSPECTUS

 March 1, 2006

 1    Risk/Return summary
 4    Fees and expenses of the fund
 6    Investment objectives, strategies and risks
10    Management and organization
14    Purchase, exchange and sale of shares
17    Sales charges
19    Sales charge reductions
20    Rollovers from retirement plans to IRAs
21    Plans of distribution
22    Other compensation to dealers
23    Distributions and taxes
24    Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


Risk/Return summary

The fund strives to provide you with conservation of capital, current income and long-term growth of both capital and income. The fund invests in a broad range of securities, including stocks and bonds.

The fund is designed for investors seeking current income and capital appreciation through a mix of investments that provide above-average price stability.  Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United
States or abroad.
The prices of and the income generated by securities owned by the fund may also be affected by events specifically involving the companies issuing those securities, by changing interest rates and by changing credit risk assessments.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                       1

                                            American Balanced Fund / Prospectus

HISTORICAL INVESTMENT RESULTS
The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 3 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented. Past results are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)
[begin bar chart]

1996  13.16%
1997  21.04
1998  11.13
1999   3.47
2000  15.85
2001   8.19
2002  -6.27
2003  22.82
2004   8.92
2005   3.12

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                     12.76%  (quarter ended June 30, 2003)
LOWEST                     -11.53%  (quarter ended September 30, 2002)

                                       2

American Balanced Fund / Prospectus


Unlike the bar chart on the previous page, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial sales charge imposed:

 . Class A share results reflect the maximum initial sales charge of 5.75%. This charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

 . Class R shares are sold without any initial sales charge.

Results would be higher if calculated without a sales charge.
Unlike the Investment Results table below, the Additional Investment Results table on page 8 reflects the fund's results calculated without a sales charge.

 INVESTMENT RESULTS (WITH A MAXIMUM SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005
                                         1 YEAR   5 YEARS    10 YEARS
-----------------------------------------------------------------------

 CLASS A -- FROM 7/26/75/1/              -2.82%    5.69%       9.18%

                                        1 YEAR   LIFETIME/2/
-------------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 5/29/02        2.24%       5.91%
-------------------------------------------------------------
 CLASS R-2 -- FIRST SOLD 5/21/02        2.31        5.86
-------------------------------------------------------------
 CLASS R-3 -- FIRST SOLD 6/4/02         2.83        6.88
-------------------------------------------------------------
 CLASS R-4 -- FIRST SOLD 6/21/02        3.03        8.08
-------------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 5/15/02        3.38        6.77

                                          1 YEAR      5 YEARS       10 YEARS
-------------------------------------------------------------------------------

 INDEXES
 S&P 500/3/                               4.91%        0.54%         9.07%
 Lehman Brothers Aggregate Bond           2.43         5.87          6.16
Index/4/
 Lipper Balanced Funds Index/5/           5.20         3.51          7.57
-------------------------------------------------------------------------------
 Class A annualized 30-day yield at December 31, 2005: 2.37%/6/
 (For current yield information, please call American FundsLine at
800/325-3590.)

1 July 26, 1975 is the date on which Capital Research and Management Company became the fund's investment adviser.
2 Lifetime results for each share class are measured from the date the share class was first sold.
3 Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
4 Lehman Brothers Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
5 Lipper Balanced Funds Index is an equally weighted index of funds that seek to conserve principal by maintaining a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
6 Reflects a fee waiver (2.35% without the waiver) as described in the Annual
 Fund Operating Expenses table under "Fees and expenses of the fund."

                                       3

                                            American Balanced Fund / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                                               CLASS A    ALL R SHARE CLASSES
------------------------------------------------------------------------------

 Maximum initial sales charge on purchases      5.75%/*/         none
 (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
------------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
------------------------------------------------------------------------------
 Redemption or exchange fees                     none            none

* The initial sales charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                            CLASS  CLASS  CLASS  CLASS   CLASS
                                   CLASS A   R-1    R-2    R-3    R-4     R-5
-------------------------------------------------------------------------------

 Management fees/1/                 0.24%   0.24%  0.24%  0.24%  0.24%   0.24%
-------------------------------------------------------------------------------
 Distribution and/or service        0.25    1.00   0.75   0.49   0.24    none
 (12b-1) fees/2/
-------------------------------------------------------------------------------
 Other expenses                     0.12    0.21   0.49   0.18   0.17    0.12
-------------------------------------------------------------------------------
 Total annual fund operating        0.61    1.45   1.48   0.91   0.65    0.36
 expenses/1/
-------------------------------------------------------------------------------

1 The fund's investment adviser began waiving 5% of its management fees on
 September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and is expected to continue at this level until further review. In addition, the investment adviser paid a portion of the fund's transfer agent fees for certain
 R share classes. Total annual fund operating expenses do not reflect any waiver or reimbursement. Information regarding the effect of any waiver/reimbursement on total annual fund operating expenses can be found in the Financial
 Highlights table and the audited financial statements in the fund's annual report.
2 Class A, R-1, R-2, R-3 and R-4 12b-1 fees may not exceed .25%, 1.00%, 1.00%,
 .75% and .50%, respectively, of the class' average net assets annually.

                                       4

American Balanced Fund / Prospectus


OTHER EXPENSES
The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties
(including affiliates of the fund's investment adviser) that provide recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to affiliated and unaffiliated entities of the fund's investment adviser providing services to retirement plans.

                PAYMENTS TO AFFILIATED       PAYMENTS TO UNAFFILIATED ENTITIES
                       ENTITIES
-------------------------------------------------------------------------------

 Class A          .05% of assets or                  .05% of assets or
            $12 per participant position*      $12 per participant position*
-------------------------------------------------------------------------------
 Class R-1          .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2   $27 per participant position              .25% of assets
                 plus .15% of assets
-------------------------------------------------------------------------------
 Class R-3   $12 per participant position              .15% of assets
                 plus .10% of assets
 Class R-4          .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5          .05% of assets                     .05% of assets
-------------------------------------------------------------------------------

* Payment amount depends on the date upon which services commenced.

EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------

 Class A*                        $634    $759     $896      $1,293
--------------------------------------------------------------------
 Class R-1                        148     459      792       1,735
--------------------------------------------------------------------
 Class R-2                        151     468      808       1,768
--------------------------------------------------------------------
 Class R-3                         93     290      504       1,120
--------------------------------------------------------------------
 Class R-4                         66     208      362         810
--------------------------------------------------------------------
 Class R-5                         37     116      202         456
--------------------------------------------------------------------

* Reflects the maximum initial sales charge in the first year.

                                       5

                                            American Balanced Fund / Prospectus

Investment objectives, strategies and risks

The investment objectives of the fund are: (1) conservation of capital, (2)
current income and (3) long-term growth of capital and income. The fund approaches the management of its investments as if they constituted the complete investment program of the prudent investor. The fund invests in a broad range of securities, including stocks and bonds (rated Baa or better by Moody's Investors
Service, Inc. or BBB or better by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). The fund also invests in securities issued and guaranteed by the U.S. government. Normally, the fund will maintain at least 50% of the value of its assets in common stocks and at least 25% of the value of its assets in debt securities, including money market securities.
The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

Securities held by the fund may also be affected by changing interest rates, and by changes in effective maturities and credit ratings. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated
maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.
The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices; conversely, it could reduce the magnitude of the fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.

                                       6

American Balanced Fund / Prospectus


Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

OTHER IMPORTANT INVESTMENT PRACTICES

In addition to the principal investment strategies described above, the fund has other investment practices that are described in this prospectus and in the statement of additional information.
The fund may invest up to 10% of its assets in securities of issuers domiciled outside the United States. In determining the domicile of an issuer, Capital
Research and Management Company will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital
International, and may also take into account such factors as where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations. Investments outside the United States may be subject to certain risks. For example, the prices of non-U.S. securities can decline in response to currency fluctuations or economic, political or social instability.

                                       7

                                            American Balanced Fund / Prospectus

ADDITIONAL INVESTMENT RESULTS
Unlike the Investment Results table on page 3, the table below reflects the fund's results calculated without a sales charge.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT A SALES CHARGE)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2005

                                         1 YEAR   5 YEARS    10 YEARS
-----------------------------------------------------------------------

 CLASS A -- FROM 7/26/75/1/               3.12%    6.94%       9.82%

                                        1 YEAR   LIFETIME/2/
-------------------------------------------------------------

 CLASS R-1 -- FIRST SOLD 5/29/02        2.24%       5.91%
-------------------------------------------------------------
 CLASS R-2 -- FIRST SOLD 5/21/02        2.31        5.86
-------------------------------------------------------------
 CLASS R-3 -- FIRST SOLD 6/4/02         2.83        6.88
-------------------------------------------------------------
 CLASS R-4 -- FIRST SOLD 6/21/02        3.03        8.08
-------------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 5/15/02        3.38        6.77

                                  1 YEAR         5 YEARS          10 YEARS
-------------------------------------------------------------------------------

 INDEXES
 S&P 500/3/                        4.91%          0.54%             9.07%
 Lehman Brothers Aggregate         2.43           5.87              6.16
Bond Index/4/
 Lipper Balanced Funds             5.20           3.51              7.57
Index/5/
-------------------------------------------------------------------------------
 Class A distribution rate at December 31, 2005: 2.20%/6/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

1 July 26, 1975 is the date on which Capital Research and Management Company became the fund's investment adviser.
2 Lifetime results for each share class are measured from the date the share class was first sold.
3 Standard & Poor's 500 Composite Index is a market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
4 Lehman Brothers Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
5 Lipper Balanced Funds Index is an equally weighted index of funds that seek to conserve principal by maintaining a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
6 The distribution rate is based on actual distributions paid to shareholders over a 12-month period. Capital gain distributions, if any, are added back to the net asset value to determine the rate.

                                       8

American Balanced Fund / Prospectus


INVESTMENT MIX BY SECURITY TYPE AS OF DECEMBER 31, 2005

[pie chart]
Common stocks                                        67%
Fixed-income securities                              29%
Short-term securities & other assets less liabilities 4%
[end pie chart]

 FIVE LARGEST SECTORS IN COMMON STOCK HOLDINGS AS OF DECEMBER 31, 2005

                                                  PERCENT OF NET ASSETS
--------------------------------------------------------------------------

 Financials                                               11.4%
--------------------------------------------------------------------------
 Information technology                                   11.2
--------------------------------------------------------------------------
 Health care                                               8.5
--------------------------------------------------------------------------
 Industrials                                               8.4
--------------------------------------------------------------------------
 Consumer discretionary                                    6.6

 TEN LARGEST COMMON STOCK HOLDINGS AS OF DECEMBER 31, 2005

                                              PERCENT OF NET ASSETS
--------------------------------------------------------------------

 Exxon Mobil                                          1.7%
--------------------------------------------------------------------
 Microsoft                                            1.7
--------------------------------------------------------------------
 Altria Group                                         1.6
--------------------------------------------------------------------
 Wal-Mart Stores                                      1.6
--------------------------------------------------------------------
 Citigroup                                            1.6
--------------------------------------------------------------------
 IBM                                                  1.5
--------------------------------------------------------------------
 General Electric                                     1.4
--------------------------------------------------------------------
 Royal Dutch Shell                                    1.3
--------------------------------------------------------------------
 Berkshire Hathaway                                   1.3
--------------------------------------------------------------------
 BellSouth                                            1.2

 BOND HOLDINGS BY QUALITY CATEGORY AS OF DECEMBER 31, 2005
 See the appendix in the statement of additional information for a description of quality categories.
                                               PERCENT OF NET ASSETS

-------------------------------------------------------------------------------

 U.S. government/*/                                     6.6%
-------------------------------------------------------------------------------
 Federal agencies                                       3.2
-------------------------------------------------------------------------------
 AAA/Aaa                                                7.4
-------------------------------------------------------------------------------
 AA/Aa                                                  1.4
-------------------------------------------------------------------------------
 A                                                      4.5
-------------------------------------------------------------------------------
 BBB/Baa                                                5.6
-------------------------------------------------------------------------------
 BB/Ba or below/+/                                      0.4

* These securities are guaranteed by the full faith and credit of the U.S.
 government.

+ Represents bonds whose quality ratings were downgraded while held by the fund.

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com.

                                       9

                                            American Balanced Fund / Prospectus

Management and organization

INVESTMENT ADVISER
Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 135 South State
College Boulevard, Brea, California 92821. Capital Research and Management
Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of directors is contained in the fund's annual report to shareholders for the fiscal year ended December 31, 2005.

EXECUTION OF PORTFOLIO TRANSACTIONS
The investment adviser places orders with broker-dealers for the fund's portfolio transactions. The investment adviser strives to obtain best execution for the fund's portfolio transactions, taking into account a variety of factors to produce the most favorable total price reasonably attainable under the circumstances. These factors include the size and type of transaction, the cost and quality of executions, and the broker-dealer's ability to offer liquidity and anonymity. For example, with respect to equity transactions, the fund does not consider the investment adviser as having an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations. Subject to the considerations outlined above, the investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser, or who have provided investment research, statistical or other related services to the investment adviser. In placing orders for the fund's portfolio transactions, the investment adviser does not commit to any specific amount of business with any particular broker-dealer. Subject to best execution, the investment adviser may consider investment research, statistical or other related services provided to the adviser in placing orders for the fund's portfolio transactions. However, when the investment adviser places orders for the fund's portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser.

PORTFOLIO HOLDINGS
Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the lower portion of the fund's details page on the website. A list of the fund's top 10 equity holdings updated as of each month-end is generally posted to this page within 14 days after the end of the applicable

                                       10

American Balanced Fund / Prospectus


month. A link to the fund's complete list of publicly disclosed portfolio holdings updated as of each calendar quarter-end is generally posted to this page within 45 days after the end of the applicable quarter. Both lists remain available on the website until new information for the next month or quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested. In addition, Capital
Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of Capital Research and Management Company's investment committee.

                                       11

                                            American Balanced Fund / Prospectus

The primary individual portfolio counselors for American Balanced Fund are:

                                           PRIMARY TITLE WITH      PORTFOLIO
                           PORTFOLIO       INVESTMENT ADVISER      COUNSELOR'S
 PORTFOLIO COUNSELOR/      COUNSELOR       (OR AFFILIATE)          ROLE IN
 FUND TITLE                EXPERIENCE      AND INVESTMENT          MANAGEMENT
 (IF APPLICABLE)          IN THIS FUND     EXPERIENCE              OF THE FUND
------------------------------------------------------------------------------------------

 ROBERT G. O'DONNELL        20 years       Senior Vice President   Serves as an equity
 Vice Chairman of                          and Director, Capital   portfolio counselor
 the Board                                 Research and
                                           Management Company

                                           Investment
                                           professional for 34
                                           years in total; 31
                                           years with Capital
                                           Research and
                                           Management Company or
                                           affiliate
------------------------------------------------------------------------------------------
 GREGORY D. JOHNSON         3 years        Senior Vice             Serves as an equity
 President                                 President, Capital      portfolio counselor
                                           Research Company

                                           Investment
                                           professional for 12
                                           years, all with
                                           Capital Research and
                                           Management Company or
                                           affiliate
------------------------------------------------------------------------------------------
 HILDA L. APPLBAUM          7 years        Senior Vice             Serves as an equity/
 Senior Vice President                     President, Capital      fixed-income portfolio
                                           Research Company        counselor

                                           Investment
                                           professional for 19
                                           years in total; 11
                                           years with Capital
                                           Research and
                                           Management Company or
                                           affiliate
------------------------------------------------------------------------------------------
 JOHN H. SMET               9 years        Senior Vice             Serves as a
 Senior Vice President                     President, Capital      fixed-income portfolio
                                           Research and            counselor
                                           Management Company

                                           Investment
                                           professional for 24
                                           years in total; 23
                                           years with Capital
                                           Research and
                                           Management Company or
                                           affiliate
------------------------------------------------------------------------------------------
 ALAN N. BERRO          Less than 1 year   Senior Vice             Serves as an equity
                                           President, Capital      portfolio counselor
                                           Research Company

                                           Investment
                                           professional for 20
                                           years in total; 15
                                           years with Capital
                                           Research and
                                           Management Company or
                                           affiliate
------------------------------------------------------------------------------------------
 JAMES R. MULALLY       Less than 1 year   Senior Vice             Serves as a
                                           President, Capital      fixed-income portfolio
                                           International Limited   counselor

                                           Investment
                                           professional for 30
                                           years in total; 26
                                           years with Capital
                                           Research and
                                           Management Company or
                                           affiliate
------------------------------------------------------------------------------------------
 DINA N. PERRY          Less than 1 year   Senior Vice             Serves as an equity
                                           President, Capital      portfolio counselor
                                           Research and
                                           Management Company

                                           Investment
                                           professional for 28
                                           years in total; 14
                                           years with Capital
                                           Research and
                                           Management Company or
                                           affiliate
------------------------------------------------------------------------------------------

                                       12

American Balanced Fund / Prospectus


Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL ADVISER, INVESTMENT DEALER OR PLAN RECORDKEEPER FOR
MORE INFORMATION.

                                       13

                                            American Balanced Fund / Prospectus

Purchase, exchange and sale of shares
AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND
AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW TO
OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON
YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT
PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the
PlanPremier/(R)/ or Recordkeeper Direct/(R)/ recordkeeping programs.
Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class
R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. In addition, Class R-5 shares generally are available only to retirement plans with $1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, Traditional and Roth Individual Retirement Accounts
(IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs,
individual 403(b) plans and 529 college savings plans such as
CollegeAmerica./(R)/

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

FREQUENT TRADING OF FUND SHARES
The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected. Frequent trading of fund shares may lead to increased costs to the fund and less efficient man-

                                       14

American Balanced Fund / Prospectus


agement of the fund's portfolio, resulting in dilution of the value of the shares held by long-term shareholders.

The fund's board of directors has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. Under the fund's "purchase blocking policy," any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from the fund will be precluded from investing in the fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. This prohibition will not apply to redemptions by shareholders whose shares are held on the books of third-party intermediaries that have not adopted procedures to implement this policy. American Funds Service Company will work with intermediaries to develop such procedures or other procedures that
American Funds Service Company determines are reasonably designed to achieve the objective of the purchase blocking policy. At the time the intermediaries adopt these procedures, shareholders whose accounts are on the books of such intermediaries will be subject to this purchase blocking policy or another frequent trading policy that achieves the objective of the purchase blocking policy. There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:
systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; retirement plan contributions, loans and distributions
(including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions. The statement of additional information contains more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.
If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American

                                       15

                                            American Balanced Fund / Prospectus

Funds Service Company. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares." This paragraph does not apply to rollover investments as described under "Rollovers from retirement plans to
IRAs."

VALUING SHARES
The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. Use of these procedures is intended to result in more appropriate net asset values.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.

                                       16

American Balanced Fund / Prospectus


Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                                       SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------

 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none      see below
 investments described below
------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES
The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" below for more information).

                                       17

                                            American Balanced Fund / Prospectus

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies.
Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans not currently invested in Class A shares and wishing to invest without a sales charge are not eligible to purchase Class
 A shares. Such plans may invest only in Class R shares.

 Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not currently invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to purchase additional Class A shares in accordance with the sales charge table above. If the recordkeeper cannot properly apply a sales charge on the plan's investments, then the plan may invest only in Class R shares.
 Employer-sponsored retirement plans not currently invested in Class A shares, or that are currently investing in Class A shares with a sales charge, are not eligible to establish a statement of intention that qualifies them to purchase
 Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions."

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually an asset-based compensation of 1.00%
for sales of Class R-1 shares, .75% for Class R-2 shares, .50% for Class R-3 shares and .25% for Class R-4 shares. No dealer compensation is paid on sales of
Class R-5 shares. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

                                       18

American Balanced Fund / Prospectus


Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION
 You may take into account your accumulated holdings in all share classes of the
 American Funds to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a)
 the current value of your existing holdings or (b) the amount you invested
 (excluding capital appreciation) less any withdrawals. Please see the statement of additional information for details. You should retain any records necessary to substantiate the historical amounts you have invested. The current value of existing investments in an American Legacy/(R)/ Retirement Investment Plan may
 also be taken into account to determine your Class A sales charge.

 STATEMENT OF INTENTION
 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows all American Funds non-money market fund purchases of all share classes intended to be made over a 13-month period to be combined in order to determine the applicable sales charge; however, investments made under a right of reinvestment, appreciation of your investment, and reinvested dividends and capital gains do not apply toward these combined purchases. At the request of a plan, purchases made during the previous 90 days may be included. A portion of the account may be held in escrow to cover additional Class A sales charges that may be due if total investments over the 13-month period do not qualify for the applicable sales charge

                                       19

                                            American Balanced Fund / Prospectus

 reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" above for more information.

RIGHT OF REINVESTMENT

Please see the "Sales" section of "Purchase, exchange and sale of shares" above for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

YOU MAY OBTAIN MORE INFORMATION ABOUT SALES CHARGE REDUCTIONS THROUGH A LINK ON
THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM, FROM THE
STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR FINANCIAL ADVISER.

Rollovers from retirement plans to IRAs
Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover. More information on Class B, C and F shares can be found in the fund's prospectus for nonretirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet all of the following three requirements:

 -- the retirement plan from which assets are being rolled over is part of an
   American Funds proprietary retirement plan program (such as PlanPremier,
   Recordkeeper Direct or Recordkeeper Connect/(R)/) or is a plan whose participant subaccounts are serviced by American Funds Service Company;

 -- the plan's assets were invested in American Funds at the time of distribution; and

 -- the plan's assets are rolled over to an American Funds IRA with Capital Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information if invested in Class A shares.

TRANSFERS TO IRAS

Transfers to IRAs that are attributable to American Funds investments held in
SIMPLE IRAs, SEPs or SARSEPs will not be subject to a sales charge if invested in Class A shares.

                                       20

American Balanced Fund / Prospectus


Plans of distribution
The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .25% for Class A shares, up to 1.00% for Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to .50% for Class R-4 shares. For all share classes, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

                                       21

                                            American Balanced Fund / Prospectus

Other compensation to dealers
American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers who have sold shares of the American Funds. The level of payments made to a qualifying dealer in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American
Funds assets attributable to that dealer. For calendar year 2005, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with American Funds Distributors. American
Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds
Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the American Funds.

                                       22

American Balanced Fund / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in February, May,
August and December.

Capital gains, if any, are usually distributed in February and December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS
Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       23

                                            American Balanced Fund / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                 INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/

                                                                  Net gains
                                                                 (losses) on
                                      Net asset                   securities
                                       value,        Net        (both realized    Total from
                                      beginning   investment         and          investment
                                      of period     income       unrealized)      operations
-----------------------------------------------------------------------------------------------

CLASS A:
Year ended 12/31/2005                  $18.00        $.41          $  .15          $  .56
Year ended 12/31/2004                   17.29         .39            1.12            1.51
Year ended 12/31/2003                   14.42         .37            2.87            3.24
Year ended 12/31/2002                   15.85         .42           (1.40)           (.98)
Year ended 12/31/2001                   15.47         .51             .73            1.24
-----------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 12/31/2005                   17.94         .27             .13             .40
Year ended 12/31/2004                   17.24         .25            1.11            1.36
Year ended 12/31/2003                   14.39         .24            2.86            3.10
Period from 5/29/2002 to 12/31/2002     15.93         .19           (1.56)          (1.37)
-----------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 12/31/2005                   17.94         .27             .15             .42
Year ended 12/31/2004                   17.24         .25            1.11            1.36
Year ended 12/31/2003                   14.39         .24            2.87            3.11
Period from 5/21/2002 to 12/31/2002     15.97         .20           (1.60)          (1.40)
-----------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 12/31/2005                  $17.95        $.36          $  .15          $  .51
Year ended 12/31/2004                   17.25         .34            1.10            1.44
Year ended 12/31/2003                   14.40         .31            2.85            3.16
Period from 6/4/2002 to 12/31/2002      15.70         .22           (1.32)          (1.10)
-----------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 12/31/2005                   17.99         .41             .13             .54
Year ended 12/31/2004                   17.28         .39            1.11            1.50
Year ended 12/31/2003                   14.41         .36            2.88            3.24
Period from 6/21/2002 to 12/31/2002     15.32         .24            (.93)           (.69)
-----------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 12/31/2005                  18.01         .46             .15             .61
 Year ended 12/31/2004                  17.30         .44            1.12            1.56
 Year ended 12/31/2003                  14.43         .41            2.87            3.28
 Period from 5/15/2002 to 12/31/2002    16.07         .30           (1.71)          (1.41)

                                             DIVIDENDS AND DISTRIBUTIONS

                                      Dividends                       Total
                                      (from net   Distributions     dividends      Net asset
                                      investment      (from            and       value, end of    Total
                                       income)    capital gains)  distributions     period      return/3/
-----------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 12/31/2005                   $(.40)        $(.34)         $(.74)         $17.82        3.12%
Year ended 12/31/2004                    (.36)         (.44)          (.80)          18.00        8.92
Year ended 12/31/2003                    (.37)           --           (.37)          17.29       22.82
Year ended 12/31/2002                    (.43)         (.02)          (.45)          14.42       (6.27)
Year ended 12/31/2001                    (.56)         (.30)          (.86)          15.85        8.19
-----------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 12/31/2005                    (.25)         (.34)          (.59)          17.75        2.24
Year ended 12/31/2004                    (.22)         (.44)          (.66)          17.94        8.01
Year ended 12/31/2003                    (.25)           --           (.25)          17.24       21.77
Period from 5/29/2002 to 12/31/2002      (.17)           --           (.17)          14.39       (8.61)
-----------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 12/31/2005                    (.26)         (.34)          (.60)          17.76        2.31
Year ended 12/31/2004                    (.22)         (.44)          (.66)          17.94        8.05
Year ended 12/31/2003                    (.26)           --           (.26)          17.24       21.83
Period from 5/21/2002 to 12/31/2002      (.18)           --           (.18)          14.39       (8.79)
-----------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 12/31/2005                   $(.35)        $(.34)         $(.69)         $17.77        2.83%
Year ended 12/31/2004                    (.30)         (.44)          (.74)          17.95        8.52
Year ended 12/31/2003                    (.31)           --           (.31)          17.25       22.27
Period from 6/4/2002 to 12/31/2002       (.20)           --           (.20)          14.40       (7.04)
-----------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 12/31/2005                    (.39)         (.34)          (.73)          17.80        3.03
Year ended 12/31/2004                    (.35)         (.44)          (.79)          17.99        8.89
Year ended 12/31/2003                    (.37)           --           (.37)          17.28       22.81
Period from 6/21/2002 to 12/31/2002      (.22)           --           (.22)          14.41       (4.52)
-----------------------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 12/31/2005                   (.45)         (.34)          (.79)          17.83        3.38
 Year ended 12/31/2004                   (.41)         (.44)          (.85)          18.01        9.21
 Year ended 12/31/2003                   (.41)           --           (.41)          17.30       23.16
 Period from 5/15/2002 to 12/31/2002     (.23)           --           (.23)          14.43       (8.77)

                                                      Ratio of    Ratio of
                                                      expenses    expenses
                                                     to average  to average
                                                     net assets  net assets
                                       Net assets,     before      after       Ratio of
                                         end of      reimburse-  reimburse-   net income
                                         period        ments/      ments/     to average
                                      (in millions)   waivers    waivers/4/   net assets
-----------------------------------------------------------------------------------------

CLASS A:
Year ended 12/31/2005                    $33,009        .61%       .59%       2.31%
Year ended 12/31/2004                     29,162        .63         .62         2.23
Year ended 12/31/2003                     19,951        .67         .67         2.38
Year ended 12/31/2002                     12,405        .70         .70         2.79
Year ended 12/31/2001                      8,915        .68         .68         3.26
-----------------------------------------------------------------------------------------
CLASS R-1:
Year ended 12/31/2005                         62       1.45        1.42         1.49
Year ended 12/31/2004                         41       1.48        1.46         1.43
Year ended 12/31/2003                         16       1.52        1.48         1.50
Period from 5/29/2002 to 12/31/2002            2       1.83/5/     1.48/5/      2.23/5/
-----------------------------------------------------------------------------------------
CLASS R-2:
Year ended 12/31/2005                        902       1.48        1.40         1.51
Year ended 12/31/2004                        648       1.55        1.42         1.45
Year ended 12/31/2003                        293       1.70        1.44         1.54
Period from 5/21/2002 to 12/31/2002           42       1.54/5/     1.45/5/      2.30/5/
-----------------------------------------------------------------------------------------
CLASS R-3:
Year ended 12/31/2005                    $ 2,541        .91%       .89%       2.02%
Year ended 12/31/2004                      1,828        .97         .97         1.94
Year ended 12/31/2003                        563       1.05        1.05         1.94
Period from 6/4/2002 to 12/31/2002            79       1.08/5/     1.06/5/      2.67/5/
-----------------------------------------------------------------------------------------
CLASS R-4:
Year ended 12/31/2005                      1,441        .65         .63         2.28
Year ended 12/31/2004                        830        .67         .66         2.23
Year ended 12/31/2003                        258        .68         .68         2.28
Period from 6/21/2002 to 12/31/2002           25        .75/5/      .71/5/      3.13/5/
-----------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 12/31/2005                       324        .36         .34         2.57
 Year ended 12/31/2004                       246        .37         .36         2.51
 Year ended 12/31/2003                       127        .38         .38         2.62
 Period from 5/15/2002 to 12/31/2002          26        .39/5/      .39/5/      3.27/5/

                                       24
American Balanced Fund / Prospectus


                                          YEAR ENDED DECEMBER 31
                           2005        2004        2003        2002         2001
------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       35%         25%         32%         41%          50%
OF SHARES

1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 Total returns exclude all sales charges.
4 The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. See the
 Annual Fund Operating Expenses table under "Fees and expenses of the fund" and the audited financial statements in the fund's annual report for more information.
5 Annualized.

                                       25
                                            American Balanced Fund / Prospectus

NOTES

                                       26

American Balanced Fund / Prospectus


NOTES

                                       27

                                            American Balanced Fund / Prospectus


[logo - American Funds (r)]

                                         The right choice for the long term/(R)/

          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR DEALER SERVICES      American Funds Distributors
                                   800/421-9900
                                   americanfunds.com
          FOR 24                   For Class R share information,
          -HOUR INFORMATION        visit
                                   AmericanFundsRetirement.com

          Telephone calls you have with the American Funds
          organization may be monitored or recorded for quality
          assurance, verification and/or recordkeeping purposes.
          By speaking with us on the telephone, you are giving
          your consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies, and the independent registered public accounting firm's report (in the annual report).
STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC
(202/942-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. The
current SAI and shareholder reports are also available, free of charge, on
americanfunds.com.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the Secretary of the fund at P.O. Box 7650, San
Francisco, California 94120.

[LOGO - recycled bug]

Printed on recycled paper
RPGEPR-911-0306P Litho in USA                Investment Company File No. 811-66
CGD/RRD/8026
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management     Capital International      Capital Guardian      Capital Bank and Trust

American Balanced Fund, Inc.

Part C
Other Information

Item 23. Exhibits for Registration Statement (1940 Act No. 2-10758 and 1933 Act No. 811-66)

(a)	Articles of Incorporation - previously filed (see Form N-SAR filed 8/27/96, P/E Amendment No. 88 filed 3/10/00, No. 89 filed 3/9/01, No. 90 filed 2/14/02 and No. 94 filed 2/25/05)

(b)	By-laws as amended 5/24/05

(c)	Form of Share Certificate - previously filed (see P/E Amendment No. 89 filed 3/9/01)

(d)	Amended Investment Advisory and Service Agreement dated 1/1/06

(e)
Form of Amended and Restated Principal Underwriting Agreement - previously filed (see P/E Amendment No. 90 filed 2/14/02); form of Selling Group Agreement; form of Banking Selling Group Agreement; form of Omnibus addendum to the Selling Group Agreement (for retirement plan share classes (R shares only); and form of Institutional Selling Group Agreement (see P/E Amendment No. 91 filed 5/13/02); form of Institutional Selling Group Agreement - previously filed (see P/E Amendment 94 filed 2/25/05)

(f)	Bonus or Profit Sharing Contracts - Deferred Compensation Plan amended 1/1/04 - previously filed (see P/E Amendment No. 93 filed on 2/26/04)

(g)	Form of Global Custody Agreement - previously filed (see P/E Amendment No. 90 filed 2/14/02) and form of JPMorgan Chase Supplemental Agreement - previously filed (see P/E Amendment 94 filed 2/25/05)

(h-1)	Other material contracts - Form of Amended and Restated Administrative Service Agreement dated 10/1/05

(h-2)
Amended Shareholder Services Agreement as of 4/1/03 - previously filed (see P/E Amendment No. 93 filed 2/26/04) and form of Indemnification Agreement dated 7/1/04 - previously filed (see P/E Amendment 94 filed 2/25/05)

(i)	Legal Opinion - previously filed (see P/E Amendment No. 91 filed 5/13/02)

(j)	Consent of Independent Registered Public Accounting Firm

(k)	Omitted Financial Statements - none

(l)	Initial capital agreements - not applicable to this filing

(m-1)	Forms of Plans of Distribution - Class A Plan of Distribution - previously filed (see P/E Amendment No. 84 filed 2/28/97); Class 529-A - previously filed (see P/E Amendment No. 90 filed 2/14/02)

(m-2)	Forms of Amended Plans of Distribution for Classes B, C, F, 529-B, 529-C, 529-E, 529-F and R-1, R-2, R-3 and R-4 dated 10/1/05

(n)	Form of Amended and Restated Multiple Class Plan - previously filed (see P/E Amendment No. 90 filed 2/14/02)

(o)	Reserved

(p-1)	Code of Ethics for The Capital Group Companies dated July 2005

(p-2)	Code of Ethics for Registrant dated December 2004 - previously filed (see P/E Amendment No. 94 filed 2/25/05)

Item 24. Persons Controlled by or under Common Control with the Fund

None

Item 25. Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Section 2-418 (b) of The Annotated Code of Maryland states:

Permitted indemnification of director:

1.	A corporation may indemnify any director made a party to any proceeding by reason of service in that capacity unless it is established that:

(i)	The act or omission of the director was material to the matter giving rise to the proceeding; and

1. Was committed in bad faith; or
2. Was the result of active and deliberate dishonesty; or

(ii)	The director actually received an improper personal benefit in money, property, or services; or

(iii)	In the case of any criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful.

2.	(i)	Indemnification may be against judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding.

(ii)
However, if the proceeding was one by or in the right of the corporation, indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation.

Article VIII of the Registrant's Articles of Incorporation and Article V of the Registrant’s By-Laws as well as the indemnification agreements that the Registrant has entered into with each of its directors who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940), provide in effect that the Registrant will indemnify its officers and directors against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 26. Business and Other Connections of the Investment Adviser

None

Item 27. Principal Underwriters

(a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant

	David L. Abzug	Vice President	None
P.O. Box 2248
Agoura Hills, CA 91376

	William C. Anderson	Regional Vice President	None
7780 Boylston Court
Dublin, OH 43016

	Robert B. Aprison	Senior Vice President	None
2983 Bryn Wood Drive
Madison, WI 53711

	Shakeel A. Barkat	Regional Vice President	None
982 Wayson Way
Davidsonville, MD 21035

	Steven L. Barnes	Senior Vice President	None
7490 Clubhouse Road
Suite 100
Boulder, CO 80301

	Thomas M. Bartow	Vice President	None
20 Cerchio Alto
Henderson, NV 89011

B	Carl R. Bauer	Vice President	None

	Michelle A. Bergeron	Senior Vice President	None
4160 Gateswalk Drive
Smyrna, GA 30080

	J. Walter Best, Jr.	Vice President	None
7003 Chadwick Drive, Suite 355
Brentwood, TN 37027

	John A. Blanchard	Senior Vice President	None
576 Somerset Lane
Northfield, IL 60093

	Ian B. Bodell	Senior Vice President	None
7003 Chadwick Drive, Suite 355
Brentwood, TN 37027

	Bill Brady	Regional Vice President	None
646 Somerset Drive
Indianapolis, IN 46260

	Mick L. Brethower	Senior Vice President	None
601 E. Whitestone Blvd.
Building 6, Suite 115
Cedar Park, TX 78613

	C. Alan Brown	Vice President	None
7424 Somerset Avenue
St. Louis, MO 63105

L	Sheryl M. Burford	Assistant Vice President	None

B	J. Peter Burns	Vice President	None

	Steven Calabria	Regional Vice President	None
161 Bay Avenue
Huntington Bay, NY 11743

S	Kathleen D. Campbell	Assistant Vice President	None

	Matthew C. Carlisle	Regional Vice President	None
100 Oakmont Lane, #409
Belleair, FL 33756

	Damian F. Carroll	Vice President	None
40 Ten Acre Road
New Britain, CT 06052

	James D. Carter	Regional Vice President	None
401 Bridle Court
Chesapeake, VA 23323

	Brian C. Casey	Senior Vice President	None
8002 Greentree Road
Bethesda, MD 20817

	Victor C. Cassato	Senior Vice President	None
999 Green Oaks Drive
Greenwood Village, CO 80121

	Christopher J. Cassin	Senior Vice President	None
120 E. Ogden Ave., Suite 106
Hinsdale, IL 60521

L	Denise M. Cassin	Director, Senior Vice President	None

L	David D. Charlton	Senior Vice President	None

	Thomas M. Charon	Regional Vice President	None
N27 W23960 Paul Road
Suite 204
Pewaukee, WI 53072

L	Wellington Choi	Assistant Vice President	None

	Paul A. Cieslik	Regional Vice President	None
90 Northington Drive
Avon, CT 06001

L	Larry P. Clemmensen	Director	None

L	Kevin G. Clifford	Director, President and Co-Chief Executive Officer	None

H	Cheri Coleman	Vice President	None

	Ruth M. Collier	Senior Vice President	None
106 Central Park South, #10K
New York, NY 10019

S	David Coolbaugh	Vice President	None

	Carlo O. Cordasco	Regional Vice President	None
4036 Ambassador Circle
Williamsburg, VA 23188

B	Josie Cortez	Assistant Vice President	None

	Thomas E. Cournoyer	Vice President	None
2333 Granada Blvd.
Coral Gables, FL 33134

L	Michael D. Cravotta	Assistant Vice President	None

	Joseph G. Cronin	Vice President	None
1281 Fiore Drive
Lake Forest, IL 60045

	William F. Daugherty	Vice President	None
1213 Redwood Hills Circle
Carlisle, PA 17013

	Guy E. Decker	Vice President	None
2990 Topaz Lane
Carmel, IN 46032

	Daniel J. Delianedis	Senior Vice President	None
Edina Executive Plaza
5200 Willson Road, Suite 150
Edina, MN 55424

L	James W. DeLouise	Assistant Vice President	None

	James A. DePerno, Jr.	Vice President	None
1 Nehercrest Lane
Orchard Park, NY 14127

L	Bruce L. DePriester	Director, Senior Vice President, Treasurer and Controller	None

	Lori A. Deuberry	Regional Vice President	None
130 Aurora Street
Hudson, OH 44236

L	Dianne M. Dexter	Assistant Vice President	None

	Thomas J. Dickson	Vice President	None
108 Wilmington Court
Southlake, TX 76092

	Michael A. DiLella	Senior Vice President	None
22 Turner’s Lake Drive
Mahwah, NJ 07430

	G. Michael Dill	Director, Senior Vice President	None
505 E. Main Street
Jenks, OK 74037

N	Dean M. Dolan	Vice President	None

L	Hedy B. Donahue	Assistant Vice President	None

L	Michael J. Downer	Director, Secretary	None

	Michael J. Dullaghan	Regional Vice President	None
5040 Plantation Grove Lane
Roanoke, VA 24012

I	Lloyd G. Edwards	Senior Vice President	None

	Timothy L. Ellis	Senior Vice President	None
1700 Lelia Drive, Suite 105
Jackson, MS 39216

	William F. Flannery	Regional Vice President	None
29 Overlook Road
Hopkinton, MA 01748

	John R. Fodor	Senior Vice President	None
15 Latisquama Road
Southborough, MA 01772

L	Charles L. Freadhoff	Vice President	None

	Daniel B. Frick	Vice President	None
845 Western Avenue
Glen Ellyn, IL 60137

L	Linda S. Gardner	Vice President	None

	Keith R. George	Regional Vice President	None
3835 East Turtle Hatch Road
Springfield, MO 65809

L	J. Christopher Gies	Senior Vice President	None

B	Lori A. Giacomini	Assistant Vice President	None

B	Evelyn K. Glassford	Vice President	None

	Jack E. Goldin	Regional Vice President	None
3424 Belmont Terrace
Davie, FL 33328

L	Earl C. Gottschalk	Vice President	None

	Jeffrey J. Greiner	Senior Vice President	None
8250-A Estates Parkway
Plain City, OH 43064

	Eric M. Grey	Regional Vice President	None
601 Fisher Road
N. Dartmouth, MA 02747

B	Mariellen Hamann	Vice President	None

	Derek S. Hansen	Vice President	None
13033 Ridgedale Drive, #147
Minnetonka, MN 55305

	David E. Harper	Senior Vice President	None
5400 Russell Cave Road
Lexington, KY 40511

	Calvin L. Harrelson, III	Regional Vice President	None
2048 Kings Manor Drive
Weddington, NC 28104

	Robert J. Hartig, Jr.	Vice President	None
13563 Marjac Way
McCordsville, IN 46055

L	Linda M. Hines	Vice President	None

	Steven J. Hipsley	Regional Vice President	None
44 Tyler Drive
Saratoga Springs, NY 12866

L	Russell K. Holliday	Vice President	None

L	Kevin B. Hughes	Vice President	None

	Ronald R. Hulsey	Senior Vice President	None
6202 Llano
Dallas, TX 75214

	Marc Ialeggio	Regional Vice President	None
13 Prince Royal Passage
Corte Madera, CA 94925

	Robert S. Irish	Senior Vice President	None
1225 Vista Del Mar Drive
Delray Beach, FL 33483

B	Damien M. Jordan	Senior Vice President	None

L	Marc J. Kaplan	Assistant Vice President	None

	John P. Keating	Vice President	None
1576 Sandy Springs Dr.
Orange Park, FL 32003

	Brian G. Kelly	Regional Vice President	None
76 Daybreak Road
Southport, CT 06890

	Andrew J. Kilbride	Regional Vice President	None
3080 Tuscany Court
Ann Arbor, MI 48103

N	Dorothy Klock	Vice President	None

	Dianne L. Koske	Assistant Vice President	None
122 Clydesdale Court
Hampton, VA 23666

B	Elizabeth K. Koster	Vice President	None

	Christopher F. Lanzafame	Regional Vice President	None
19365 Lovall Valley Court
Sonoma, CA 95476

	Patricia D. Lathrop	Regional Vice President	None
822 Monterey Blvd., NE
St. Petersburg, FL 33704

	R. Andrew LeBlanc	Vice President	None
78 Eton Road
Garden City, NY 11530

	T. Blake Liberty	Vice President	None
5506 East Mineral Lane
Littleton, CO 80122

	Mark J. Lien	Vice President	None
1103 Tulip Tree Lane
West Des Moines, IA 50266

L	Lorin E. Liesy	Vice President	None

I	Kelle Lindenberg	Assistant Vice President	None

	Louis K. Linquata	Vice President	None
5214 Cass Street
Omaha, NE 68132

	Brendan T. Mahoney	Vice President	None
1 Union Avenue, 2nd Floor
Sudbury, MA 01776

	Stephen A. Malbasa	Director, Senior Vice President	None
13405 Lake Shore Blvd.
Cleveland, OH 44110

	Steven M. Markel	Senior Vice President	None
5241 South Race Street
Greenwood Village, CO 80121

L	Paul R. Mayeda	Assistant Vice President	None

L	Eleanor P. Maynard	Vice President	None

L	Christopher McCarthy	Vice President	None

	James R. McCrary	Vice President	None
28812 Crestridge
Rancho Palos Verdes, CA 90275

S	John V. McLaughlin	Senior Vice President	None

	Terry W. McNabb	Senior Vice President	None
2002 Barrett Station Road
St. Louis, MO 63131

L	Katharine McRoskey	Assistant Vice President	None

	Scott M. Meade	Vice President	None
370 Central Road
Rye Beach, NH 03870

	Charles L. Mitsakos	Regional Vice President	None
3017 11th Avenue West
Seattle, WA 98119

	Monty L. Moncrief	Regional Vice President	None
55 Chandler Creek Court
The Woodlands, TX 77381

	David H. Morrison	Regional Vice President	None
7021 North Stratton Court
Peoria, IL 61615

	Andrew J. Moscardini	Regional Vice President	None
832 Coldwater Creek Circle
Niceville, FL 32578

	William E. Noe	Senior Vice President	None
3600 Knollwood Road
Nashville, TN 37215

L	Heidi J. Novaes	Vice President	None

	Peter A. Nyhus	Senior Vice President	None
15345 Wilderness Ridge Rd, NW
Prior Lake, MN 55372

G1	Luis Freitas de Oliveira	Director	None

	Eric P. Olson	Senior Vice President	None
27 Main Street
Topsfield, MA 01983

	Jeffrey A. Olson	Regional Vice President	None
2708 88th St. Court, NW
Gig Harbor, WA 98332

	Thomas A. O’Neil	Regional Vice President	None
400 N. Woodlawn, Suite 202
Woodlawn Central Office Building
Wichita, KS 67208

	W. Burke Patterson, Jr.	Regional Vice President	None
1643 Richland Avenue
Baton Rouge, LA 70808

	Gary A. Peace	Vice President	None
291 Kaanapali Drive
Napa, CA 94558

	Samuel W. Perry	Regional Vice President	None
4340 East Indian School Road
Suite 21
Phoenix, AZ 85018

	Raleigh G. Peters	Regional Vice President	None
1439 Byrd Drive
Berwyn, PA 19312

	David K. Petzke	Vice President	None
4016 Saint Lucia Street
Boulder, CO 80301

	Fredric Phillips	Senior Vice President	None
175 Highland Avenue, 4th Floor
Needham, MA 02494

	John Pinto	Regional Vice President	None
226 Country Club Drive
Lansdale, PA 19446

	Carl S. Platou	Senior Vice President	None
7455 80th Place, S.E.
Mercer Island, WA 98040

S	Richard P. Prior	Vice President	None

	Mike Quinn	Regional Vice President	None
1035 Vintage Club Drive
Duluth, GA 30097

S	John W. Rankin	Regional Vice President	None
1725 Centennial Club Drive
Conway, AR 72034

	Jennifer D. Rasner	Regional Vice President	None
11940 Baypoint Drive
Burnsville, MN 55337

	James P. Rayburn	Regional Vice President	None
3108 Roxbury Road
Homewood, AL 35209

	Mark S. Reischmann	Regional Vice President	None
4125 Hermitage Drive
Colorado Springs, CO 80906

	Steven J. Reitman	Senior Vice President	None
212 The Lane
Hinsdale, IL 60521

	Brian A. Roberts	Vice President	None
209-A 60th Street
Virginia Beach, VA 23451

L	James F. Rothenberg	Director	None

	Romolo D. Rottura	Vice President	None
233 Glenhaven Court
Swedesboro, NJ 08085

	Douglas F. Rowe	Vice President	None
414 Logan Ranch Road
Georgetown, TX 78628

	Christopher S. Rowey	Vice President	None
10538 Cheviot Drive
Los Angeles, CA 90064

	William M. Ryan	Regional Vice President	None
1408 Cortland Drive
Manasquan, NJ 08736

L	Dean B. Rydquist	Director, Senior Vice President, Chief Compliance Officer	None

	Richard A. Sabec, Jr.	Regional Vice President	None
6868 Meadow Glen Drive
Westerville, OH 43082

	Richard R. Samson	Senior Vice President	None
4604 Glencoe Avenue, #4
Marina del Rey, CA 90292

	Paul V. Santoro	Vice President	None
28 State Street, Suite 1100
Boston, MA 02109

	Mark A. Seaman	Vice President	None
308 Emilies Lane
Severna Park, MD 21146

	Joseph D. Scarpitti	Senior Vice President	None
31465 St. Andrews
Westlake, OH 44145

	Shane D. Schofield	Regional Vice President	None
201 McIver Street
Greenville, SC 29601

S	Sherrie L. Senft	Vice President	None

	James J. Sewell III	Regional Vice President	None
415 East Holyoke Place
Claremont, CA 91711

	Arthur M. Sgroi	Regional Vice President	None
76 Fields End Drive
Glenmont, NY 12077

L	R. Michael Shanahan	Director	None

L	Michael J. Sheldon	Vice President	None

	Frederic J. Shipp	Regional Vice President	None
1352 Sanjo Farms Drive
Chesapeake, VA 23320

	Daniel S. Shore	Regional Vice President	None
3734 North Greenview Avenue
Chicago, IL 60613

	Brad Short	Vice President	None
1601 Seal Way
Seal Beach, CA 90740

	David W. Short	Chairman of the Board and	None
	1000 RIDC Plaza, Suite 212	Co-Chief Executive Officer
Pittsburgh, PA 15238

	Nathan W. Simmons	Regional Vice President	None
496 Dogwood Trail
Quincy, FL 32352

	William P. Simon, Jr.	Senior Vice President	None
912 Castlehill Lane
Devon, PA 19333

L	Connie F. Sjursen	Vice President	None

	Jerry L. Slater	Senior Vice President	None
1820 38th Ave. E
Seattle, WA 98112

LW	John H. Smet	Director	Senior Vice President

	Rodney G. Smith	Senior Vice President	None
15851 Dallas Parkway, Suite 500
Addison, TX 75001-6016

	J. Eric Snively	Regional Vice President	None
2548 Violet Street
Glenview, IL 60025

	Anthony L. Soave	Vice President	None
3780 Foxglove Court NE
Grand Rapids, MI 49525

L	Therese L. Soullier	Vice President	None

	Nicholas D. Spadaccini	Senior Vice President	None
855 Markley Woods Way
Cincinnati, OH 45230

L	Kristen J. Spazafumo	Vice President	None

	Mark D. Steburg	Regional Vice President	None
12508 160th Avenue Southeast
Renton, WA 98059

	Michael P. Stern	Regional Vice President	None
213 Aptos Place
Danville, CA 94526

	Brad Stillwagon	Vice President	None
2438 Broadmeade Road
Louisville, KY 40205

	Thomas A. Stout	Vice President	None
1004 Ditchley Road
Virginia Beach, VA 23451

	Craig R. Strauser	Senior Vice President	None
13160 Princeton Court
Lake Oswego, OR 97035

L	Libby J. Syth	Vice President	None

L	Drew W. Taylor	Assistant Vice President	None

L	Larry I. Thatt	Assistant Vice President	None

	Gary J. Thoma	Regional Vice President	None
401 Desnoyer
Kaukauna, WI 54130

	Cynthia M. Thompson	Regional Vice President	None
4 Franklin Way
Ladera Ranch, CA 92694

L	James P. Toomey	Vice President	None

I	Christopher E. Trede	Vice President	None

	George F. Truesdail	Senior Vice President	None
400 Abbotsford Court
Charlotte, NC 28270

	Scott W. Ursin-Smith	Senior Vice President	None
103 E. Blithedale Avenue
Mill Valley, CA 94941

S	Cindy Vaquiax	Assistant Vice President	None

	J. David Viale	Vice President	None
39 Old Course Drive
Newport Beach, CA 92660

D	Bradley J. Vogt	Director	None

	Gerald J. Voss	Regional Vice President	None
1009 Ridge Road
Sioux Falls, SD 57105

L	A. Jordan Wallens	Regional Vice President	None
1501 Maple Avenue, #602
Evanston, IL 60201

	Thomas E. Warren	Vice President	None
119 Faubel St.
Sarasota, FL 34242

L	J. Kelly Webb	Senior Vice President	None

	Gregory J. Weimer	Director,	None
	206 Hardwood Drive	Senior Vice President
Venetia, PA 15367

B	Timothy W. Weiss	Director	None

	Dana L. Wells	Regional Vice President	None
4444 Riverside Drive, Suite 110
Burbank, CA 91505-4048

SF	Gregory W. Wendt	Director	None

	George J. Wenzel	Vice President	None
261 Barden Road
Bloomfield Hills, MI 48304

	Brian E. Whalen	Regional Vice President	None
4072 Yellow Ginger Glen
Norcross, GA 30092

L	N. Dexter Williams, Jr.	Senior Vice President	None

L	Alan J. Wilson	Director	None

	Andrew L. Wilson	Vice President	None
11163 Rich Meadow Drive
Great Falls, VA 22066

	Steven C. Wilson	Regional Vice President	None
83 Kaydeross Park Road
Saratoga Springs, NY 12866

	Timothy J. Wilson	Vice President	None
501 Valley Brook Road, Suite 204
McMurray, PA 15317

B	Laura L. Wimberly	Vice President	None

	Marshall D. Wingo	Director, Senior Vice President	None
Promenade Two, 25th Floor
1230 Peachtree Street, N.E.
Atlanta, GA 30309

	Kurt A. Wuestenberg	Vice President	None
975 Arboretum Drive
Saline, MI 48176

	William R. Yost	Senior Vice President	None
9463 Olympia Drive
Eden Prairie, MN 55347

	Jason P. Young	Regional Vice President	None
11141 Whitetail Lane
Olathe, KS 66061

	Jonathan A. Young	Regional Vice President	None
2145 Hickory Forrest
Chesapeake, VA 23322

	Scott D. Zambon	Regional Vice President	None
2178 Pieper Lane
Tustin, CA 92782
__________
L	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LW	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
B	Business Address, 135 South State College Boulevard, Brea, CA 92821
S	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251
SF	Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I	Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
N	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY10111
D	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
G1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland

(c) None

Item 28. Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, 135 South State College Boulevard, Brea, California 92821; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821; 8332 Woodfield Crossing Boulevard, Indianapolis, Indiana 46240; 10001 North 92nd Street, Suite 100, Scottsdale, Arizona 85258; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

Item 29. Management Services

None

Item 30. Undertakings

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City and County of San Francisco, and State of California on the 27th day of February, 2006.

AMERICAN BALANCED FUND, INC.

By: /s/ Patrick F. Quan
(Patrick F. Quan, Secretary)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below on February 27, 2006 by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Robert G. O’Donnell	Vice Chairman of the Board
(Robert G. O'Donnell)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Jennifer M. Buchheim	Treasurer
(Jennifer M. Buchheim)

(3)	Directors:
	Robert A. Fox*	Director
	/s/ Paul G. Haaga, Jr.	Director
(Paul G. Haaga, Jr.)
	Leonade D. Jones*	Chairman of the Board (Independent and Non-Executive)
	John M. Lillie*	Director
	John G. McDonald*	Director
	James K. Peterson *	Director
	Henry E. Riggs*	Director
	Isaac Stein*	Director
	Patricia K. Woolf*	Director
*By: /s/ Patrick F. Quan
(Patrick F. Quan, Attorney-in-Fact, Powers of Attorney enclosed)

Counsel represents that the amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Herbert Y. Poon
(Herbert Y. Poon, Counsel)

POWER OF ATTORNEY

I, Robert A. Fox, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

- American Balanced Fund, Inc.
- EuroPacific Growth Fund
- Fundamental Investors, Inc.
- The Growth Fund of America, Inc.
- The Income Fund of America, Inc.
- New Perspective Fund, Inc.
- New World Fund, Inc.

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Julie F. Williams Rodney S. Kiemele Steven I. Koszalka	R. Marcia Gould Sheryl F. Johnson

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Reno, NV , this 20th   day of July, 2005.
(City, State)

/s/ Robert A. Fox
Robert A. Fox, Board member

POWER OF ATTORNEY

I, Leonade D. Jones, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

- American Balanced Fund, Inc.
- Fundamental Investors, Inc.
- The Growth Fund of America, Inc.
- The Income Fund of America, Inc.
- The New Economy Fund
- SMALLCAP World Fund, Inc.

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Julie F. Williams Rodney S. Kiemele Steven I. Koszalka	R. Marcia Gould Sheryl F. Johnson David A. Pritchett

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Washington, DC , this 12th  day of July, 2005.
(City, State)

/s/ Leonade D. Jones
Leonade D. Jones, Board member

POWER OF ATTORNEY

I, John M. Lillie, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

- American Balanced Fund, Inc.
- The Income Fund of America, Inc.

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Julie F. Williams Rodney S. Kiemele Steven I. Koszalka	Dayna G. Yamabe

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Atherton, CA , this 5th  day of July, 2005.
(City, State)

/s/ John M. Lillie
John M. Lillie, Board member

POWER OF ATTORNEY

I, John G. McDonald, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

- American Balanced Fund, Inc.
- EuroPacific Growth Fund
- Fundamental Investors, Inc.
- The Growth Fund of America, Inc.
- The Income Fund of America, Inc.
- The Investment Company of America
- New Perspective Fund, Inc.
- New World Fund, Inc.

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Julie F. Williams Rodney S. Kiemele Steven I. Koszalka	R. Marcia Gould Sheryl F. Johnson

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Stanford, CA , this 5th  day of July, 2005.
(City, State)

/s/ John G. McDonald
John G. McDonald, Board member

POWER OF ATTORNEY

I, James K. Peterson, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

- American Balanced Fund, Inc.
- The Income Fund of America, Inc.

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Julie F. Williams Rodney S. Kiemele Steven I. Koszalka	Dayna G. Yamabe

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Tucson, AZ , this 6th  day of July, 2005.
(City, State)

/s/ James K. Peterson
James K. Peterson, Board member

POWER OF ATTORNEY

I, Henry E. Riggs, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

- American Balanced Fund, Inc.
- Fundamental Investors, Inc.
- The Growth Fund of America, Inc.
- The Income Fund of America, Inc.

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Julie F. Williams Rodney S. Kiemele Steven I. Koszalka	Sheryl F. Johnson Dayna G. Yamabe

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Stanford, CA , this 6th  day of July, 2005.
(City, State)

/s/ Henry E. Riggs
Henry E. Riggs, Board member

POWER OF ATTORNEY

I, Isaac Stein, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

- American Balanced Fund, Inc.
- The Income Fund of America, Inc.

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Julie F. Williams Rodney S. Kiemele Steven I. Koszalka	Dayna G. Yamabe

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Menlo Park, CA , this 6th  day of July, 2005.
(City, State)

/s/ Isaac Stein
Isaac Stein, Board member

POWER OF ATTORNEY

I, Patricia K. Woolf, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

- American Balanced Fund, Inc.
- Fundamental Investors, Inc.
- The Growth Fund of America, Inc.
- The Income Fund of America, Inc.
- The New Economy Fund
- SMALLCAP World Fund, Inc.

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Julie F. Williams Rodney S. Kiemele Steven I. Koszalka	R. Marcia Gould Sheryl F. Johnson David A. Pritchett

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Princeton, NJ , this 17th  day of July, 2005.
(City, State)

/s/ Patricia K. Woolf
Patricia K. Woolf, Board member